USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.8%)
California (96.7%):
Abag Finance Authority for Nonprofit Corp. Revenue, 5.00%, 7/1/42, Continuously Callable @100	$1,500	$1,564
Abag Finance Authority for Nonprofit Corp. Revenue (NBGA - California Health Insurance Construction Loan Insurance Program), 5.00%, 1/1/33, Continuously Callable @101	4,235	4,535
Adelanto Public Utility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/39, Continuously Callable @100	2,000	2,445
Alameda Corridor Transportation Authority Revenue, Series B, 5.00%, 10/1/37, Continuously Callable @100	2,000	2,366
Albany Unified School District, GO
Series B, 5.00%, 8/1/43, Continuously Callable @100	2,000	2,409
Series B, 4.00%, 8/1/46, Continuously Callable @100	1,500	1,698
Anaheim Public Financing Authority Revenue, Series A, 5.00%, 5/1/46, Continuously Callable @100	1,500	1,630
Bay Area Toll Authority Revenue
1.28% (MUNIPSA+125bps), 4/1/36, (Put Date 4/1/27), Callable 10/1/26 @ 100 (a) (b)	15,000	15,490
Series H, 5.00%, 4/1/49, Continuously Callable @100	4,000	5,069
Burbank Unified School District, GO
8/1/33, Continuously Callable @100 (c)	3,085	3,480
8/1/34, Continuously Callable @100 (d)	3,000	3,384
California Community Housing Agency Revenue, Series A, 5.00%, 8/1/50, Continuously Callable @100 (e)	2,000	2,306
California County Tobacco Securitization Agency Revenue
1.38%, 6/1/30	20	21
4.00%, 6/1/49, Continuously Callable @100	500	590
Series A, 4.00%, 6/1/49, Continuously Callable @100	500	592
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,175
California Educational Facilities Authority Revenue
5.00%, 10/1/43, Continuously Callable @100	2,000	2,483
5.00%, 10/1/48, Continuously Callable @100	2,000	2,467
5.00%, 10/1/49, Continuously Callable @100	3,100	3,646
Series A, 5.00%, 10/1/37, Continuously Callable @100	1,000	1,159
California Enterprise Development Authority Revenue
4.00%, 11/1/49, Continuously Callable @100	1,900	2,141
4.00%, 11/1/50, Continuously Callable @100	680	770
California Health Facilities Financing Authority Revenue
4.00%, 3/1/39, Continuously Callable @100	7,375	8,335
4.00%, 10/1/47, Continuously Callable @100 (f)	10,000	11,260
Series A, 5.00%, 7/1/33, Continuously Callable @100	5,000	5,455
Series A, 5.00%, 11/15/39, Continuously Callable @100	2,100	2,234
Series A, 5.00%, 8/15/42, Continuously Callable @100	1,000	1,187
Series A, 4.00%, 4/1/45, Continuously Callable @100	2,500	2,938
Series A, 4.00%, 4/1/49, Continuously Callable @100	1,000	1,172
Series A, 4.00%, 8/15/50, Continuously Callable @100	2,000	2,393
Series A-2, 5.00%, 11/1/47	10,000	15,218
Series B, 4.00%, 11/15/41, Continuously Callable @100 (f)	14,000	15,841
California Health Facilities Financing Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
5.00%, 7/1/39, Continuously Callable @100	1,050	1,212
5.00%, 6/1/42, Continuously Callable @100	7,805	8,129
5.00%, 7/1/44, Continuously Callable @100	2,300	2,646
California Infrastructure & Economic Development Bank Revenue
0.40% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24), Callable 8/1/23 @ 100 (a)	2,250	2,284
4.00%, 7/1/50, Continuously Callable @100	4,000	4,646
California Municipal Finance Authority Revenue
4.00%, 1/1/38, Continuously Callable @100	250	298

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 1/1/39, Continuously Callable @100	$450	$535
4.00%, 5/15/39, Continuously Callable @100	500	600
4.00%, 1/1/40, Continuously Callable @100	440	522
4.00%, 5/15/40, Continuously Callable @100	550	658
4.00%, 1/1/41, Continuously Callable @100	400	474
4.00%, 5/15/41, Continuously Callable @100	550	658
5.00%, 6/1/43, Continuously Callable @100	2,500	3,068
4.00%, 5/15/46, Continuously Callable @100	1,000	1,191
Series A, 5.00%, 2/1/37, Continuously Callable @100	750	913
Series A, 5.00%, 2/1/42, Continuously Callable @100	1,000	1,211
Series A, 4.00%, 10/1/44, Continuously Callable @100	2,000	2,255
Series A, 5.00%, 2/1/47, Continuously Callable @100	1,000	1,201
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,000	1,178
Series A, 5.00%, 6/1/50, Continuously Callable @100	1,000	1,125
California Municipal Finance Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.13%, 5/15/39, Continuously Callable @100	1,900	2,143
4.13%, 5/15/46, Continuously Callable @100	2,100	2,345
Series B, 5.00%, 5/15/47, Continuously Callable @102	2,500	2,871
California Pollution Control Financing Authority Revenue
5.00%, 7/1/39, Continuously Callable @100 (e)	6,000	7,210
5.00%, 11/21/45, Continuously Callable @100 (e)	2,000	2,378
California Public Finance Authority Revenue
5.00%, 10/15/37, Continuously Callable @100	1,000	1,176
5.00%, 10/15/47, Continuously Callable @100	3,000	3,465
Series B, 4.00%, 10/15/51, (Put Date 10/15/31), Callable 4/15/31 @ 100 (a)	685	817
California School Finance Authority Revenue
5.00%, 8/1/41, Continuously Callable @100 (e)	1,600	1,818
5.00%, 8/1/41, Pre-refunded 8/1/25 @ 100 (e)	150	178
5.00%, 8/1/46, Continuously Callable @100 (e)	2,050	2,324
5.00%, 8/1/46, Pre-refunded 8/1/25 @ 100 (e)	200	237
Series A, 5.00%, 7/1/47, Continuously Callable @100 (e)	1,370	1,622
Series A, 5.00%, 7/1/49, Continuously Callable @100 (e)	1,000	1,222
Series A, 5.00%, 7/1/54, Continuously Callable @100 (e)	2,150	2,611
California State Public Works Board Revenue, Series B, 4.00%, 5/1/46, Continuously Callable @100	3,000	3,621
California Statewide Communities Development Authority Revenue
5.00%, 5/15/24	1,300	1,456
5.00%, 5/15/40, Continuously Callable @100	2,750	3,170
5.00%, 5/15/42, Continuously Callable @100	1,500	1,554
5.00%, 11/1/43, Pre-refunded 11/1/24 @ 100	500	578
5.00%, 10/1/46, Continuously Callable @100	2,750	3,282
5.00%, 5/15/47, Continuously Callable @100	1,000	1,167
5.00%, 5/15/47, Continuously Callable @100	1,500	1,554
5.00%, 1/1/48, Continuously Callable @100	1,995	2,381
5.00%, 7/1/48, Continuously Callable @100	4,000	4,833
5.00%, 5/15/50, Continuously Callable @100	1,000	1,167
Series A, 5.00%, 5/15/25	2,180	2,520
Series A, 4.00%, 4/1/40, Continuously Callable @100	650	770
Series A, 4.00%, 4/1/45, Continuously Callable @100	1,500	1,751
Series A, 4.00%, 8/15/51, Continuously Callable @100	3,000	3,321
Series A, 5.00%, 12/1/53, Continuously Callable @100	1,000	1,233
Series A, 5.00%, 12/1/57, Continuously Callable @100	2,500	3,088
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8052, 0.49%, 4/1/52, Callable 8/9/21 @ 100 (e)(h)	14,200	14,200
California Statewide Communities Development Authority Revenue (NBGA - California Health Insurance Construction Loan Insurance Program)
4.00%, 11/1/46, Continuously Callable @100	4,000	4,458

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series S, 5.00%, 8/1/44, Pre-refunded 8/1/22 @ 102	$2,400	$2,573
Centinela Valley Union High School District, GO, Series B, 4.00%, 8/1/50, Continuously Callable @100 (f)	9,500	10,609
Chino Valley Unified School District, GO, Series B, 4.00%, 8/1/45, Continuously Callable @100	1,000	1,189
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.49%, 12/1/52, Callable 12/1/21 @ 100 (e)(h)	6,000	6,000
City of Atwater Wastewater Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 5/1/43, Continuously Callable @100	1,300	1,543
City of Fillmore Wastewater Revenue, 5.00%, 5/1/47, Continuously Callable @100	2,000	2,412
City of Santa Clara Electric Revenue, Series A, 5.25%, 7/1/32, Pre-refunded 7/1/21 @ 100	2,000	2,000
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 11/15/41, Continuously Callable @100	5,710	6,346
4.00%, 11/15/44, Continuously Callable @100	5,000	5,545
City of Upland Certificate of Participation
4.00%, 1/1/42, Continuously Callable @100	3,000	3,260
5.00%, 1/1/47, Continuously Callable @100	2,000	2,315
Corona-Norco Unified School District Special Tax, 5.00%, 9/1/32, Pre-refunded 9/1/23 @ 100	1,350	1,490
County of Sacramento Airport System Revenue
4.00%, 7/1/40, Continuously Callable @100	4,000	4,789
Series B, 5.00%, 7/1/41, Continuously Callable @100	1,100	1,313
East Bay Municipal Utility District Wastewater System Revenue, Series A-2, 5.00%, 6/1/38	9,000	13,225
Elk Grove Finance Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/38, Continuously Callable @100	1,500	1,760
Foothill-Eastern Transportation Corridor Agency Revenue, Series B-2, 3.50%, 1/15/53, Continuously Callable @100	1,500	1,657
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.)
1/15/34 (g)	15,000	11,322
1/15/35 (g)	7,500	5,502
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/46, Continuously Callable @100	1,225	1,415
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/35, Continuously Callable @100	5,500	6,709
Grass Valley School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 8/1/45, Continuously Callable @100	2,400	2,893
Hanford Joint Union High School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 6/1/40, Continuously Callable @100	2,640	2,952
Hayward Unified School District, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/1/44, Continuously Callable @100	3,000	3,706
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/31, Continuously Callable @100	2,940	2,952
Inglewood Unified School District, GO (INS - Build America Mutual Assurance Co.)
Series B, 5.00%, 8/1/38, Continuously Callable @100	750	894
Series C, 4.00%, 8/1/36, Continuously Callable @100	220	253
Series C, 4.00%, 8/1/37, Continuously Callable @100	450	516
Series C, 4.00%, 8/1/39, Continuously Callable @100	450	515
Irvine Unified School District Special Tax
5.00%, 9/1/45, Continuously Callable @100	1,000	1,214
5.00%, 9/1/49, Continuously Callable @100	2,000	2,421
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,020	1,210

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 9/1/50, Continuously Callable @100	$1,800	$2,083
Series B, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,219
Series B, 5.00%, 9/1/47, Continuously Callable @100	1,000	1,212
Series C, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,219
Series C, 5.00%, 9/1/47, Continuously Callable @100	525	636
Series D, 5.00%, 9/1/49, Continuously Callable @100	1,000	1,210
Irvine Unified School District Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/56, Continuously Callable @100	6,000	7,312
Jurupa Public Financing Authority Special Tax, Series A, 5.00%, 9/1/42, Continuously Callable @100	1,000	1,130
Local Public Schools Funding Authority School Improvement District No. 2016-1, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 8/1/52, Continuously Callable @100	1,500	1,684
Long Beach Bond Finance Authority Revenue, Series A, 5.00%, 11/15/35	3,875	5,398
Los Angeles County Facilities, Inc. Revenue, 5.00%, 12/1/51, Continuously Callable @100	4,000	4,988
Los Angeles County Public Works Financing Authority Revenue
Series A, 5.00%, 12/1/44, Continuously Callable @100	2,000	2,274
Series D, 5.00%, 12/1/45, Continuously Callable @100	6,000	7,015
March Joint Powers Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 8/1/41, Continuously Callable @100	5,790	6,525
Middle Fork Project Finance Authority Revenue
5.00%, 4/1/33, Continuously Callable @100	2,205	2,771
5.00%, 4/1/35, Continuously Callable @100	225	281
5.00%, 4/1/36, Continuously Callable @100	1,830	2,277
Monrovia Financing Authority Revenue, 5.00%, 12/1/45, Continuously Callable @100	3,435	4,041
Monrovia Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 12/1/45, Continuously Callable @100	2,345	2,730
Moreno Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 8/1/47, Continuously Callable @100	6,500	8,074
Mountain View School District/Los Angeles County, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/48, Continuously Callable @100	3,315	3,929
Mountain View Shoreline Regional Park Community Tax Allocation, Series A, 5.63%, 8/1/35, Continuously Callable @100	2,000	2,009
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8072, 0.49%, 1/1/52, Callable 7/13/21 @ 100 (e)(h)	5,000	5,000
Norwalk Redevelopment Agency Tax Allocation (INS - National Public Finance Guarantee Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	5,000	5,019
Series A, 5.00%, 10/1/35, Continuously Callable @100	3,500	3,514
Norwalk-La Mirada Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 8/1/30 (g)	7,500	6,517
Ontario International Airport Authority Revenue, Series A, 4.00%, 5/15/51, Continuously Callable @100	1,695	2,015
Palomar Health, GO (INS - Assured Guaranty Municipal Corp.), Series A, 8/1/31 (g)	12,230	10,292
Palomar Health, GO (INS - National Public Finance Guarantee Corp.), 8/1/26 (g)	5,500	5,136
Perris Union High School District, GO (INS - Assured Guaranty Corp.), Series A, 4.00%, 9/1/48, Continuously Callable @100	5,000	5,796
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/29, Continuously Callable @100	2,000	2,415

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pomona Unified School District, GO (INS - Build America Mutual Assurance Co.), Series F, 5.00%, 8/1/39, Continuously Callable @100	$1,500	$1,693
Poway Unified School District Special Tax (INS - Assured Guaranty Municipal Corp.), 4.00%, 9/1/50, Continuously Callable @100	4,750	5,522
Regents of the University of California Medical Center Pooled Revenue, Series L, 4.00%, 5/15/44, Continuously Callable @100	2,000	2,243
Rio Elementary School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	2,800	3,137
Riverside County Public Financing Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
4.00%, 10/1/36, Continuously Callable @100	1,250	1,402
4.00%, 10/1/37, Continuously Callable @100	1,625	1,817
Riverside County Redevelopment Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), 4.00%, 10/1/37, Continuously Callable @100	2,000	2,238
Riverside County Transportation Commission Revenue, Series A, 5.25%, 6/1/39, Pre-refunded 6/1/23 @ 100	2,000	2,193
RNR School Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 9/1/41, Continuously Callable @100	2,000	2,382
Sacramento Area Flood Control Agency Special Assessment, 5.00%, 10/1/44, Continuously Callable @100	2,000	2,251
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.10%, 12/1/33 (e)(h)	2,100	2,100
Sacramento City Unified School District, GO, 4.00%, 8/1/49, Continuously Callable @100 (i)	4,000	4,688
Sacramento City Unified School District, GO (INS - Build America Mutual Assurance Co.), Series S, 5.00%, 7/1/38, Continuously Callable @100	1,020	1,110
San Bruno Park Elementary School District, GO, Series A, 5.00%, 8/1/48, Continuously Callable @100	3,000	3,564
San Diego County Regional Airport Authority Revenue
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,373
Series A, 5.00%, 7/1/47, Continuously Callable @100	1,500	1,838
Series A, 5.00%, 7/1/49, Continuously Callable @100	2,000	2,504
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,919
Series A, 4.00%, 10/15/50, Continuously Callable @100	3,000	3,570
San Jose Financing Authority Revenue, Series A, 5.00%, 6/1/39, Pre-refunded 6/1/23 @ 100	10,000	10,919
San Leandro Unified School District, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/43, Continuously Callable @100	2,750	3,417
San Luis & Delta Mendota Water Authority Revenue (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 3/1/38, Pre-refunded 3/1/23 @ 100	1,500	1,620
San Ramon Redevelopment Agency Successor Agency Tax Allocation (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 2/1/38, Continuously Callable @100	5,000	5,727
Santa Clarita Community College District, GO, 4.00%, 8/1/46, Continuously Callable @100	5,250	5,930
Santa Cruz County Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/35, Continuously Callable @100	6,000	6,996
Santa Rosa High School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 8/1/43, Continuously Callable @100	1,000	1,200
State of California, GO
5.25%, 2/1/30, Continuously Callable @100	4,000	4,118
5.00%, 2/1/43, Continuously Callable @100	3,000	3,211

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 10/1/44, Continuously Callable @100	$1,000	$1,187
5.00%, 9/1/45, Continuously Callable @100	2,500	2,991
5.00%, 8/1/46, Continuously Callable @100	9,500	11,340
5.00%, 11/1/47, Continuously Callable @100	7,000	8,619
Stockton Public Financing Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	920	1,021
5.00%, 3/1/47, Continuously Callable @100	2,760	3,258
Tahoe-Truckee Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.), 4.00%, 6/1/43, Continuously Callable @100	1,000	1,126
Temecula Valley Unified School District Financing Authority Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/40, Continuously Callable @100	1,575	1,802
Temecula Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/45, Continuously Callable @100	7,500	8,276
Tobacco Securitization Authority of Southern California Revenue
5.00%, 6/1/48, Continuously Callable @100	980	1,205
5.00%, 6/1/48, Continuously Callable @100	1,000	1,264
Transbay Joint Powers Authority Tax Allocation
Series A, 5.00%, 10/1/49, Continuously Callable @100	800	1,004
Series B, 2.40%, 10/1/49, Continuously Callable @100	1,365	1,413
Tulare Local Health Care District, GO (INS-Build America Mutual Assurance Co.)
4.00%, 8/1/35, Continuously Callable @100	650	781
4.00%, 8/1/39, Continuously Callable @100	1,900	2,252
Vacaville Unified School District, GO, Series D, 4.00%, 8/1/45, Continuously Callable @100	1,850	2,153
Val Verde Unified School District Certificate of Participation (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 8/1/34, Continuously Callable @100	1,105	1,286
Series A, 5.00%, 8/1/35, Continuously Callable @100	1,530	1,780
Val Verde Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series C, 4.00%, 8/1/45, Continuously Callable @100	4,475	5,014
Val Verde Unified School District, GO (INS-Build America Mutual Assurance Co.), Series B, 5.00%, 8/1/44, Continuously Callable @100	4,000	4,641
Victor Valley Union High School District, GO (INS - Assured Guaranty Municipal Corp.), Series B, 4.00%, 8/1/37, Continuously Callable @100	5,000	5,721
Washington Township Health Care District Revenue
Series A, 4.00%, 7/1/35, Continuously Callable @100	600	680
Series A, 5.00%, 7/1/42, Continuously Callable @100	1,000	1,158
Western Placer Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4.00%, 8/1/41, Continuously Callable @100	6,000	6,716
		648,369
Guam (2.5%):
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,410
5.00%, 1/1/46, Continuously Callable @100	7,000	8,003
Guam Power Authority Revenue
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,044
Series A, 5.00%, 10/1/40, Continuously Callable @100	2,800	3,231
		16,688
Virgin Islands (0.6%):
Virgin Islands Public Finance Authority Revenue
5.00%, 9/1/33, Continuously Callable @100 (e)	3,000	3,373

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA California Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 4.00%, 10/1/22	$625	$624
		3,997
Total Municipal Bonds (Cost $613,774)		669,054

Total Investments (Cost $613,774) — 99.8%		669,054
Other assets in excess of liabilities — 0.2%		1,612
NET ASSETS - 100.00%		$670,666

(a)	Put Bond.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.
(c)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.30%.
(d)	Stepped-coupon security converts to coupon form on 8/1/23 with a rate of 4.35%.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $52,579 (thousands) and amounted to 7.8% of net assets.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	Zero-coupon bond .
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)
Australia (1.1%):

Energy (0.2%):
Washington H Soul Pattinson & Co. Ltd. (a)	6,532	$165

Financials (0.5%):
ASX Ltd.	5,463	319

Materials (0.4%):
Evolution Mining Ltd.	70,468	238
		722
Belgium (0.6%):

Communication Services (0.3%):
Telenet Group Holding NV	4,803	181

Consumer Staples (0.3%):
Etablissements Franz Colruyt	3,929	220
		401
Canada (5.8%):

Consumer Discretionary (1.0%):
Dollarama, Inc.	3,899	178
Magna International, Inc.	5,147	477
		655
Consumer Staples (0.1%):
Metro, Inc. (a)	1,399	67

Energy (0.9%):
Canadian Natural Resources Ltd.	7,015	255
Parkland Corp.	8,807	284
		539
Financials (3.2%):
Bank of Montreal	5,065	519
Manulife Financial Corp.	13,254	261
Power Corp. of Canada (a)	7,926	251
Sun Life Financial, Inc.	6,426	331
The Bank of Nova Scotia	4,500	293
The Toronto-Dominion Bank	5,611	393
		2,048
Industrials (0.1%):
Thomson Reuters Corp.	855	85

Information Technology (0.4%):
Constellation Software, Inc.	178	270

Materials (0.1%):
Wheaton Precious Metals Corp.	1,502	66
		3,730
Denmark (0.8%):

Health Care (0.8%):
Coloplast A/S Class B	1,254	206
Novo Nordisk A/S Class B	3,617	303
		509
Finland (0.6%):

Communication Services (0.1%):
Elisa Oyj	1,132	68

Utilities (0.5%):
Fortum Oyj	11,424	315
		383

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
France (0.5%):

Consumer Staples (0.5%):
L'Oreal SA	780	$348

Germany (1.3%):

Financials (1.2%):
Allianz SE Registered Shares	2,768	690
Deutsche Boerse AG	366	64
		754
Information Technology (0.1%):
SAP SE	603	85
		839
Hong Kong (1.1%):

Financials (0.5%):
BOC Hong Kong Holdings Ltd.	47,500	161
Hong Kong Exchanges and Clearing Ltd.	2,700	161
		322
Industrials (0.2%):
Jardine Matheson Holdings Ltd.	2,000	128

Utilities (0.4%):
Power Assets Holdings Ltd.	37,000	227
		677
Ireland (2.0%):

Health Care (0.1%):
STERIS PLC	353	73

Industrials (0.8%):
Eaton Corp. PLC	1,889	280
Trane Technologies PLC	1,201	221
		501
Information Technology (1.1%):
Seagate Technology Holdings PLC	8,107	713
		1,287
Italy (0.6%):

Utilities (0.6%):
Enel SpA	25,013	232
Terna SPA	19,120	143
		375
Japan (8.1%):

Communication Services (2.5%):
Kakaku.com, Inc.	6,300	189
KDDI Corp.	14,700	458
Nintendo Co. Ltd.	900	521
Nippon Telegraph & Telephone Corp.	16,400	429
		1,597
Consumer Discretionary (1.5%):
Bridgestone Corp.	5,100	232
Iida Group Holdings Co. Ltd.	7,500	193
Sony Group Corp.	1,600	155
Toyota Motor Corp.	4,300	376
		956
Consumer Staples (0.5%):
Pigeon Corp. (a)	1,700	48

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Seven & i Holdings Co. Ltd.	6,400	$307
		355
Energy (0.5%):
ENEOS Holdings, Inc.	80,400	337

Financials (1.0%):
ORIX Corp.	9,100	154
Resona Holdings, Inc.	29,800	115
Sumitomo Mitsui Financial Group, Inc.	10,000	345
		614
Health Care (0.7%):
Chugai Pharmaceutical Co. Ltd.	2,100	83
Hoya Corp.	1,600	212
M3, Inc.	1,000	73
Shionogi & Co. Ltd.	1,200	62
		430
Industrials (0.7%):
ITOCHU Corp.	10,600	306
Recruit Holdings Co. Ltd.	2,900	142
		448
Information Technology (0.5%):
Fujitsu Ltd.	1,100	206
Nomura Research Institute Ltd.	3,100	102
		308
Materials (0.2%):
Asahi Kasei Corp.	13,300	146
		5,191
Netherlands (2.1%):

Communication Services (0.2%):
Koninklijke KPN NV	56,389	176

Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	14,985	446

Industrials (0.5%):
Wolters Kluwer NV	3,057	307

Information Technology (0.7%):
ASML Holding NV	625	432
		1,361
Singapore (1.1%):

Financials (1.1%):
DBS Group Holdings Ltd.	13,200	294
Oversea-Chinese Banking Corp. Ltd.	7,000	62
Singapore Exchange Ltd.	24,900	208
United Overseas Bank Ltd.	6,400	123
		687
Spain (1.3%):

Energy (0.2%):
Enagas SA	6,585	152

Utilities (1.1%):
Endesa SA	9,299	225
Iberdrola SA	9,493	116
Red Electrica Corp. SA	17,395	323
		664
		816
Switzerland (6.8%):

Consumer Discretionary (0.4%):

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Garmin Ltd.	1,881	$272

Consumer Staples (0.8%):
Nestle SA Registered Shares	4,121	514

Financials (0.9%):
Banque Cantonale Vaudoise Registered Shares	1,104	99
Partners Group Holding AG (a)	96	146
Zurich Insurance Group AG	843	339
		584
Health Care (2.0%):
Novartis AG Registered Shares	8,016	731
Roche Holding AG	1,392	525
		1,256
Industrials (1.4%):
ABB Ltd. Registered Shares	6,186	210
Geberit AG Registered Shares	660	496
SGS SA Registered Shares	58	179
		885
Information Technology (0.6%):
Logitech International SA Class R	2,831	344

Materials (0.7%):
EMS-Chemie Holding AG	77	75
Givaudan SA Registered Shares	50	233
Holcim Ltd.	2,542	153
		461
		4,316
United Kingdom (2.0%):

Financials (0.5%):
Admiral Group PLC	4,108	179
Aon PLC Class A	448	107
		286
Industrials (0.8%):
Ferguson PLC	1,429	199
Intertek Group PLC	1,012	77
RELX PLC	8,774	233
		509
Information Technology (0.2%):
The Sage Group PLC	13,234	125

Materials (0.5%):
Rio Tinto PLC	4,145	342
		1,262
United States (63.5%):

Communication Services (2.9%):
Activision Blizzard, Inc.	866	83
Comcast Corp. Class A	4,505	257
Omnicom Group, Inc.	6,949	556
The Interpublic Group of Cos., Inc.	5,500	179
Verizon Communications, Inc.	11,658	653
ViacomCBS, Inc. Class B	3,527	159
		1,887
Consumer Discretionary (5.9%):
Best Buy Co., Inc.	5,806	667
D.R. Horton, Inc.	1,235	112
Genuine Parts Co.	1,200	152
Lowe's Cos., Inc.	3,947	766
McDonald's Corp.	930	215
Starbucks Corp.	1,909	213
Target Corp.	3,227	780

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
The Home Depot, Inc.	2,478	$790
Tractor Supply Co.	428	80
		3,775
Consumer Staples (4.4%):
Campbell Soup Co.	3,100	141
Colgate-Palmolive Co.	3,883	316
General Mills, Inc.	5,218	318
Kimberly-Clark Corp.	745	100
Philip Morris International, Inc.	3,234	320
The Clorox Co.	2,101	378
The Hershey Co.	1,176	205
The Kroger Co.	9,494	364
The Procter & Gamble Co.	2,262	305
Tyson Foods, Inc. Class A	3,679	271
Walmart, Inc.	459	65
		2,783
Energy (1.3%):
Cabot Oil & Gas Corp.	27,330	477
EOG Resources, Inc.	1,827	152
Pioneer Natural Resources Co.	1,334	217
		846
Financials (9.6%):
Aflac, Inc.	3,700	198
Ameriprise Financial, Inc.	2,265	564
Citizens Financial Group, Inc.	3,500	161
Comerica, Inc.	1,389	99
Erie Indemnity Co. Class A	884	171
Fifth Third Bancorp	5,000	191
Huntington Bancshares, Inc.	17,386	248
KeyCorp	30,965	639
M&T Bank Corp.	1,141	166
MarketAxess Holdings, Inc.	327	152
MetLife, Inc.	9,512	569
MSCI, Inc.	554	295
Regions Financial Corp.	9,856	199
S&P Global, Inc.	1,194	490
T. Rowe Price Group, Inc.	4,341	859
The Allstate Corp.	3,932	513
The PNC Financial Services Group, Inc.	1,394	266
The Progressive Corp.	2,287	225
The Travelers Cos., Inc.	1,000	150
		6,155
Health Care (8.6%):
Abbott Laboratories	2,500	290
AmerisourceBergen Corp.	550	63
Amgen, Inc.	3,112	759
Anthem, Inc.	784	299
Bristol-Myers Squibb Co.	3,256	218
Cardinal Health, Inc.	1,871	107
Danaher Corp.	534	143
Eli Lilly & Co.	2,587	594
Johnson & Johnson	4,762	784
McKesson Corp.	1,181	226
Medtronic PLC	1,251	155
Pfizer, Inc.	12,305	482
Quest Diagnostics, Inc.	945	125
Stryker Corp.	460	119
Thermo Fisher Scientific, Inc.	258	130
UnitedHealth Group, Inc.	2,293	918

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Zoetis, Inc.	376	$70
		5,482
Industrials (9.2%):
3M Co.	3,247	645
C.H. Robinson Worldwide, Inc.	858	80
Cummins, Inc.	2,806	684
Dover Corp.	1,500	226
Fastenal Co.	5,169	269
FedEx Corp.	860	257
Honeywell International, Inc.	1,526	335
Illinois Tool Works, Inc.	1,208	270
Lockheed Martin Corp.	1,372	519
Norfolk Southern Corp.	419	111
Northrop Grumman Corp.	334	121
PACCAR, Inc.	3,754	335
Parker-Hannifin Corp.	428	131
Republic Services, Inc.	668	74
Robert Half International, Inc.	4,014	357
Rockwell Automation, Inc.	1,635	468
Snap-on, Inc.	700	156
Union Pacific Corp.	824	181
United Parcel Service, Inc. Class B	1,961	408
W.W. Grainger, Inc.	384	168
Waste Management, Inc.	482	68
		5,863
Information Technology (15.4%):
Apple, Inc.	15,825	2,167
Applied Materials, Inc.	2,819	402
Broadcom, Inc.	804	383
Cisco Systems, Inc.	18,241	967
Citrix Systems, Inc.	457	54
Intel Corp.	8,644	485
Intuit, Inc.	430	211
Juniper Networks, Inc.	4,700	129
KLA Corp.	382	124
Lam Research Corp.	308	200
Mastercard, Inc. Class A	922	337
Microsoft Corp.	4,882	1,323
NetApp, Inc.	9,071	742
NVIDIA Corp.	347	278
Oracle Corp.	5,220	406
Paychex, Inc.	2,331	250
QUALCOMM, Inc.	1,633	233
Texas Instruments, Inc.	5,160	992
Visa, Inc. Class A	758	177
		9,860
Materials (3.2%):
Air Products & Chemicals, Inc.	307	88
Celanese Corp.	1,520	230
International Paper Co.	3,995	245
Nucor Corp.	2,198	211
Packaging Corp. of America	3,352	454
PPG Industries, Inc.	1,600	272
RPM International, Inc.	1,083	96
Steel Dynamics, Inc.	3,669	219
The Sherwin-Williams Co.	747	203
		2,018
Utilities (3.0%):
American Electric Power Co., Inc.	1,400	118
American Water Works Co., Inc.	410	63

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Global Equity Income Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	4,073	$402
Exelon Corp.	4,236	188
OGE Energy Corp.	13,780	464
UGI Corp.	12,979	601
Xcel Energy, Inc.	770	51
		1,887
		40,556
Total Common Stocks (Cost $46,410)		63,460

Collateral for Securities Loaned^ (1.0%)
United States (1.0%):
HSBC U.S. Government Money Market Fund I Shares, 0.03% (b)	661,627	662
Total Collateral for Securities Loaned (Cost $662)		662

Total Investments (Cost $47,072) — 100.3%		64,122
Liabilities in excess of other assets — (0.3)%		(203)
NET ASSETS - 100.00%		$63,919

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	Rate disclosed is the daily yield on June 30, 2021.

PLC—Public Limited Company

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA New York Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.2%)
Utilities (0.2%):
CMS Liquidating Trust (a)(b)	200	$442
Total Common Stocks (Cost $499)		442

Municipal Bonds (98.3%)
New York (93.5%):
Albany Capital Resource Corp. Revenue, 5.00%, 6/1/49, Continuously Callable @100	$1,500	1,707
Albany County Airport Authority Revenue, Series A, 5.00%, 12/15/48, Continuously Callable @100	1,000	1,226
Brookhaven Local Development Corp. Revenue
5.25%, 11/1/36, Continuously Callable @100	1,500	1,791
4.00%, 10/1/45, Continuously Callable @100	1,000	1,151
Series B, 4.00%, 11/1/55, Continuously Callable @102	1,000	1,082
Buffalo & Erie County Industrial Land Development Corp. Revenue
5.00%, 6/1/35, Continuously Callable @103	1,000	1,127
5.00%, 7/1/40, Continuously Callable @100	2,000	2,300
5.00%, 8/1/52, Continuously Callable @100	1,000	1,126
Build NYC Resource Corp. Revenue
5.00%, 6/1/40, Continuously Callable @100	700	795
5.00%, 8/1/40, Continuously Callable @100	1,000	1,123
5.00%, 7/1/41, Continuously Callable @100	500	576
5.00%, 8/1/42, Pre-refunded 8/1/22 @ 100	1,500	1,578
4.00%, 8/1/42, Continuously Callable @100	1,000	1,132
5.50%, 4/1/43, Continuously Callable @100	1,000	1,076
5.00%, 7/1/45, Continuously Callable @100	2,000	2,286
5.00%, 11/1/47	2,000	3,069
5.00%, 6/1/48, Continuously Callable @102	2,000	2,286
4.00%, 7/1/49, Continuously Callable @100	500	577
City of Elmira, GO, 5.00%, 7/1/35, Continuously Callable @100	1,575	1,935
City of New York, GO
0.16%, 10/1/46, Continuously Callable @100 (c)	3,300	3,300
Series 3, 0.16%, 4/1/42, Continuously Callable @100 (c)	1,000	1,000
Series D-1, 4.00%, 12/1/43, Continuously Callable @100	4,000	4,668
City of New York, GO(LOC - Mizuho Corporate Bank Ltd.), Series A-3, 0.02%, 10/1/40, Continuously Callable @100 (c)	200	200
City of Newburgh, GO
Series A, 5.00%, 6/15/23, Continuously Callable @100	825	860
Series A, 5.00%, 6/15/24, Continuously Callable @100	870	910
City of Poughkeepsie, GO
2.50%, 4/29/22	800	809
4.00%, 4/15/27	235	262
4.00%, 4/15/28	125	140
4.00%, 4/15/29	125	142
4.00%, 4/15/30	135	154
5.00%, 6/1/31, Continuously Callable @100	600	674
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/24, Continuously Callable @100	1,000	1,012
Series A, 3.00%, 7/1/25, Continuously Callable @100	665	699
County of Nassau, GO, Series A, 5.00%, 1/1/38, Continuously Callable @100	1,000	1,170
County of Nassau, GO (INS - Assured Guaranty Municipal Corp.), Series C, 5.00%, 4/1/38, Continuously Callable @100	1,000	1,076
County of Rockland, GO, Series B, 5.00%, 12/15/21	600	613
Dutchess County Local Development Corp. Revenue
5.00%, 7/1/46, Continuously Callable @100	600	678
Series A, 5.00%, 7/1/44, Pre-refunded 7/1/24 @ 100	1,000	1,140
Series A, 5.00%, 7/1/45, Continuously Callable @100	2,000	2,321

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 7/1/41, Continuously Callable @100	$2,000	$2,262
Series B, 4.00%, 7/1/49, Continuously Callable @100	1,750	2,003
Hempstead Town Local Development Corp. Revenue
5.00%, 7/1/47, Continuously Callable @100	600	730
5.00%, 7/1/48, Continuously Callable @100	300	351
Hudson Yards Infrastructure Corp. Revenue, Series A, 4.00%, 2/15/44, Continuously Callable @100	2,000	2,242
Jefferson County Civic Facility Development Corp. Revenue, 4.00%, 11/1/47, Continuously Callable @100	1,000	1,111
Long Island Power Authority Revenue
Series A, 5.00%, 9/1/44, Continuously Callable @100	2,000	2,264
Series B, 5.00%, 9/1/41, Continuously Callable @100	1,000	1,205
Metropolitan Transportation Authority Revenue
0.53% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22) (d)(h)	1,000	999
Series A, 5.25%, 11/15/38, Pre-refunded 11/15/21 @ 100	1,500	1,528
Series A-1, 5.25%, 11/15/56, Continuously Callable @100	1,000	1,186
Series B, 4.00%, 11/15/50, Continuously Callable @100	1,000	1,142
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	3,000	3,528
Series D-2, 0.48% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (d)(h)	2,000	1,994
Series D-3, 4.00%, 11/15/49, Continuously Callable @100	2,000	2,335
Monroe County Industrial Development Corp. Revenue
5.25%, 10/1/31, Pre-refunded 10/1/21 @ 100	500	506
4.00%, 7/1/43, Continuously Callable @100	1,000	1,156
5.00%, 12/1/46, Continuously Callable @100	1,000	1,176
4.00%, 12/1/46, Continuously Callable @100	2,000	2,297
4.00%, 10/1/47, Continuously Callable @100	1,000	1,112
5.00%, 6/1/59, Continuously Callable @100 (e)	1,000	1,160
Series A, 5.00%, 12/1/37, Continuously Callable @100	1,000	1,060
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,000	2,116
Monroe County Industrial Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 1/15/38, Continuously Callable @100	500	545
Nassau County Local Economic Assistance Corp. Revenue, 5.00%, 7/1/37, Pre-refunded 7/1/22 @ 100	1,000	1,048
New York City Housing Development Corp. Revenue, Series K, 4.20%, 11/1/58, Continuously Callable @100	3,000	3,241
New York City Industrial Development Agency Revenue, 4.00%, 3/1/45, Continuously Callable @100	1,005	1,144
New York City Industrial Development Agency Revenue (INS - Assured Guaranty Municipal Corp.), 2.25%, 10/1/29	1,325	1,357
New York City Transitional Finance Authority Building Aid Revenue
Series S, 5.00%, 7/15/43, Continuously Callable @100	1,250	1,436
Series S, 4.00%, 7/15/45, Continuously Callable @100	2,000	2,325
New York City Transitional Finance Authority Future Tax Secured Revenue
4.00%, 8/1/41, Continuously Callable @100	1,000	1,173
4.00%, 11/1/42, Continuously Callable @100	2,000	2,342
Series B, 4.00%, 8/1/41, Continuously Callable @100	1,000	1,132
Series B-1, 4.00%, 11/1/45, Continuously Callable @100	2,000	2,349
New York City Trust for Cultural Resources Revenue
5.00%, 8/1/43, Pre-refunded 8/1/23 @ 100	1,000	1,099
4.00%, 7/1/46, Continuously Callable @100	1,000	1,083
Series A, 4.00%, 12/1/35, Continuously Callable @100	1,000	1,193
New York Convention Center Development Corp. Revenue
5.00%, 11/15/45, Continuously Callable @100	500	585
Series S, 11/15/37 (f)	1,000	717
New York Convention Center Development Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 2.58%, 11/15/48	2,000	992
New York Counties Tobacco Trust VI Revenue, 5.00%, 6/1/45, Continuously Callable @100	500	539

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	$2,500	$3,588
5.50%, 10/1/37	560	844
5.00%, 11/15/44, Continuously Callable @100 (e)	1,000	1,102
2.80%, 9/15/69, Continuously Callable @100	3,000	3,088
New York State Dormitory Authority Revenue
5.00%, 7/1/34, Continuously Callable @100	500	563
5.00%, 12/1/37, Continuously Callable @100 (e)	1,300	1,564
4.00%, 8/1/38, Continuously Callable @100	4,000	4,563
6.00%, 7/1/40, Continuously Callable @100 (g)	3,000	3,032
5.00%, 7/1/42, Continuously Callable @100	250	259
5.00%, 5/1/43, Continuously Callable @100	1,000	1,150
5.75%, 7/1/43, Continuously Callable @100	1,000	1,082
3.50%, 7/1/44, Continuously Callable @100	1,000	1,058
4.00%, 7/1/45, Continuously Callable @100	2,000	2,271
5.00%, 7/1/51, Continuously Callable @100	725	847
Series A, 5.00%, 7/1/31, Pre-refunded 7/1/21 @ 100	1,000	1,000
Series A, 5.00%, 5/1/38, Continuously Callable @100	500	532
Series A, 4.00%, 7/1/41, Continuously Callable @100	1,000	1,141
Series A, 4.00%, 7/1/43, Continuously Callable @100	2,000	2,234
Series A, 5.00%, 7/1/44, Continuously Callable @100	1,500	1,624
Series A, 4.00%, 7/1/45, Continuously Callable @100	2,250	2,621
Series A, 4.00%, 3/15/47, Continuously Callable @100	4,000	4,753
Series A, 4.00%, 3/15/48, Continuously Callable @100	3,000	3,460
Series A, 5.00%, 7/1/48, Continuously Callable @100	1,000	1,248
Series A, 4.00%, 3/15/49, Continuously Callable @100	1,500	1,728
Series A, 4.00%, 7/1/49, Continuously Callable @100	1,000	1,150
Series A, 4.00%, 9/1/50, Continuously Callable @100	500	574
Series A, 4.00%, 7/1/53, Continuously Callable @100	500	579
Series A-1, 4.00%, 7/1/45, Continuously Callable @100	3,000	3,297
Series C, 4.00%, 7/1/47, Continuously Callable @100	1,000	1,139
Series D, 5.00%, 5/1/39, Continuously Callable @100	500	519
New York State Dormitory Authority Revenue (INS - AMBAC Assurance Corp.), Series A, 5.50%, 5/15/30	3,275	4,438
New York State Dormitory Authority Revenue (INS-AMBAC Assurance Corp.), Series 1, 5.50%, 7/1/40	2,000	2,979
New York State Dormitory Authority Revenue (NBGA - State of New York Mortgage Agency), 5.00%, 6/1/33, Continuously Callable @100	2,320	2,329
New York State Environmental Facilities Corp. Revenue, 4.00%, 8/15/46, Continuously Callable @100	1,000	1,142
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 0.49%, 8/1/50, Continuously Callable @100 (c)(e)	991	991
New York State Thruway Authority Revenue
Series A, 4.00%, 1/1/56, Continuously Callable @100	1,000	1,100
Series B, 4.00%, 1/1/53, Continuously Callable @100	1,000	1,161
New York State Urban Development Corp. Revenue, 5.00%, 3/15/42, Continuously Callable @100	3,000	3,767
Niagara Tobacco Asset Securitization Corp. Revenue, 5.25%, 5/15/40, Continuously Callable @100	750	827
Oneida County Local Development Corp. Revenue, 4.00%, 7/1/39, Continuously Callable @100	750	821
Onondaga Civic Development Corp. Revenue
4.00%, 7/1/40, Continuously Callable @100	300	336
5.00%, 10/1/40, Continuously Callable @100	1,000	1,057
5.00%, 7/1/42, Continuously Callable @100	1,000	1,037
5.00%, 1/1/43, Continuously Callable @100	740	867
Onondaga County Trust for Cultural Resources Revenue
5.00%, 12/1/36, Pre-refunded 12/1/21 @ 100	1,000	1,020
5.00%, 5/1/40, Continuously Callable @100	800	916

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA New York Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Southold Local Development Corp. Revenue, 5.00%, 12/1/45, Continuously Callable @100	$1,000	$1,089
St. Lawrence County Industrial Development Agency Revenue
4.00%, 7/1/43, Continuously Callable @100	500	564
5.00%, 9/1/47, Continuously Callable @100	1,770	2,094
State of New York Mortgage Agency Revenue, Series 211, 3.80%, 10/1/48, Continuously Callable @100	1,860	1,993
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	220
5.00%, 7/1/28, Continuously Callable @100	1,280	1,280
Series C, 5.00%, 7/1/33, Continuously Callable @100	250	282
Suffolk Tobacco Asset Securitization Corp. Revenue, Series B, 5.00%, 6/1/32, Continuously Callable @100	1,450	1,486
Tompkins County Development Corp. Revenue, 5.00%, 7/1/44, Continuously Callable @100	1,375	1,497
Triborough Bridge & Tunnel Authority Revenue, Series B, 11/15/32 (f)	1,000	823
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,162
Westchester County Healthcare Corp. Revenue, Series B, 6.00%, 11/1/30, Continuously Callable @100	130	131
Westchester County Local Development Corp. Revenue
5.00%, 1/1/34, Continuously Callable @100	1,500	1,574
5.00%, 7/1/42, Continuously Callable @104	450	505
5.00%, 11/1/46, Continuously Callable @100	1,000	1,135
5.00%, 6/1/47, Continuously Callable @100	1,000	1,127
Westchester Tobacco Asset Securitization Revenue, Series B, 5.00%, 6/1/41, Continuously Callable @100	500	612
		204,506
Guam (4.1%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,000	1,100
Guam Government Waterworks Authority Revenue
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,000	1,102
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,106
Series A, 5.00%, 7/1/35, Continuously Callable @100	500	551
Guam Power Authority Revenue, Series A, 5.00%, 10/1/37, Continuously Callable @100	1,165	1,351
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,056
Series A, 5.00%, 10/1/39, Continuously Callable @100	500	566
Territory of Guam Revenue
Series A, 5.00%, 12/1/46, Continuously Callable @100	500	568
Series B, 5.00%, 1/1/37, Continuously Callable @100	500	512
Series D, 5.00%, 11/15/39, Continuously Callable @100	1,000	1,128
		9,040
Puerto Rico (0.7%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue, 5.13%, 4/1/32, Continuously Callable @100	1,390	1,406

Total Municipal Bonds (Cost $197,243)		214,952

Total Investments (Cost $197,742) — 98.5%		215,394
Other assets in excess of liabilities — 1.5%		3,277
NET ASSETS - 100.00%		$218,671

(a)	Non-income producing security.
(b)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.2% of net assets.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Put Bond.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $4,816 (thousands) and amounted to 2.2% of net assets.
(f)	Zero-coupon bond.
(g)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $3,032 (thousands) and amounted to 1.4% of net assets.
(h)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Target Managed Allocation Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares	Value
Exchange-Traded Funds (97.7%)
iShares Core U.S. REIT ETF (a)	218,750	$12,762
iShares MSCI Canada ETF	1,560,347	58,154
iShares Russell 2000 ETF (b)	249,821	57,301
JPMorgan BetaBuilders Canada ETF	360,675	23,339
U.S. Oil Fund LP (b)(c)	252,668	12,603
Vanguard FTSE All-World ex-U.S. ETF	2,137,999	135,528
Vanguard FTSE Europe ETF	710,462	47,786
Vanguard Real Estate ETF	141,338	14,387
Vanguard S&P 500 ETF (a)	54,760	21,549
Vanguard Total Stock Market ETF (a)	678,924	151,278
Total Exchange-Traded Funds (Cost $474,287)		534,687

Collateral for Securities Loaned^ (13.2%)
Goldman Sachs Financial Square Government Fund Institutional Shares, 0.03% (d)	23,391,233	23,391
HSBC U.S. Government Money Market Fund I Shares, 0.03% (d)	26,565,376	26,566
Invesco Government & Agency Portfolio Institutional Shares, 0.03% (d)	14,613,310	14,613
State Street Institutional U.S. Government Money Market Fund Institutional Shares, 0.03% (d)	7,742,702	7,743
Total Collateral for Securities Loaned (Cost $72,313)		72,313
Total Investments (Cost $546,600) — 110.9%		607,000
Liabilities in excess of other assets — (10.9)%		(59,891)
NET ASSETS - 100.00%		$547,109

At June 30, 2021, the Fund's investments in foreign securities were 48.7% of net assets.

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on June 30, 2021.

ETF—Exchange-Traded Fund
LP—Limited Partnership
REIT—Real Estate Investment Trust

Futures Contracts Purchased

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	432	9/17/21	$29,654,640	$29,479,680	$(174,960)
E-Mini S&P 500 Futures	412	9/17/21	87,273,768	88,345,160	1,071,392
Swiss Market Index Futures	253	9/17/21	33,288,881	32,616,487	260,017
					$1,156,449

Futures Contracts Sold

(Amounts not in thousands)

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini Russell 2000 Index Futures	346	9/17/21	$40,320,089	$39,924,940	$395,149
Euro Stoxx 50 Futures	1,062	9/17/21	53,024,022	51,063,383	800,185
FTSE 100 Index Futures	570	9/17/21	56,966,190	55,032,226	818,922
					$2,014,256

	Total unrealized appreciation				$3,345,665
	Total unrealized depreciation				(174,960)
	Total net unrealized appreciation (depreciation)				$3,170,705

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Utilities (0.0%):
Energy Harbor Corp. (b)	8,001	$292
Total Common Stocks (Cost $199)		292

Municipal Bonds (99.6%)
Alabama (2.4%):
Columbia Industrial Development Board Revenue, Series C, 0.04%, 12/1/37, Continuously Callable @100 (c)	$11,400	11,400
Columbia Industrial Development Board Revenue (NBGA - Southern Co.), Series A, 0.03%, 12/1/37, Continuously Callable @100 (c)	5,250	5,250
Infirmary Health System Special Care Facilities Financing Authority of Mobile Revenue, 5.00%, 2/1/36, Continuously Callable @100	8,000	9,388
Lower Alabama Gas District Revenue
Series A, 5.00%, 9/1/27	5,000	6,138
Series A, 5.00%, 9/1/28	7,000	8,761
Series A, 5.00%, 9/1/34 (d)	35,000	47,360
Montgomery Medical Clinic Board Revenue
5.00%, 3/1/33, Continuously Callable @100	5,955	6,886
5.00%, 3/1/36, Continuously Callable @100	1,750	2,018
Southeast Energy Authority A Cooperative District Revenue, Series B, 4.00%, 12/1/51, (Put Date 12/1/31) (e)	18,000	22,288
The Health Care Authority of the City of Huntsville Revenue
Series B1, 4.00%, 6/1/39, Continuously Callable @100	2,000	2,375
Series B1, 4.00%, 6/1/40, Continuously Callable @100	2,555	3,025
		124,889
Arizona (2.0%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	20,310	20,838
Arizona Health Facilities Authority Revenue
5.00%, 2/1/27, Continuously Callable @100	6,000	6,165
1.88% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (e)	30,000	30,730
Arizona Industrial Development Authority Revenue, 4.00%, 12/15/41, Continuously Callable @100 (f)	500	550
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
5.50%, 7/1/24	3,270	3,736
5.50%, 7/1/25	2,115	2,499
Maricopa County IDA Revenue
0.60% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24) (e)	2,360	2,407
5.00%, 7/1/39, Continuously Callable @100 (f)	2,000	2,389
The City of Phoenix IDA Revenue
3.75%, 7/1/24	4,545	4,848
5.00%, 7/1/34, Continuously Callable @100	11,100	12,453
5.00%, 7/1/36, Continuously Callable @100	1,675	1,935
5.00%, 10/1/36, Continuously Callable @100	4,250	5,100
The Pima County IDA Revenue
4.00%, 6/15/22 (f)	250	255
4.13%, 6/15/29, Continuously Callable @100 (f)	4,900	4,971
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,680	2,781
The Yavapai County IDA Revenue, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,170
		102,827
Arkansas (0.8%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/37, Continuously Callable @100	1,000	1,262
5.00%, 9/1/38, Continuously Callable @100	1,000	1,260
5.00%, 9/1/39, Continuously Callable @100	1,000	1,258

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/40, Continuously Callable @100	$1,045	$1,311
1.58% (MUNIPSA+155bps), 9/1/44, (Put Date 9/1/22) (e)	29,000	29,387
University of Arkansas - Pulaski Technical College Revenue (INS - Build America Mutual Assurance Co.), 5.00%, 9/1/30, Continuously Callable @100	4,290	4,997
		39,475
California (5.8%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/28, Continuously Callable @100	500	550
Series A, 5.00%, 5/1/29, Continuously Callable @100	500	549
Series A, 5.00%, 5/1/30, Continuously Callable @100	1,000	1,098
Bay Area Toll Authority Revenue
1.13% (MUNIPSA+110bps), 4/1/45, (Put Date 4/1/24) (e)	17,000	17,440
0.93% (MUNIPSA+90bps), 4/1/45, (Put Date 5/1/23) (e)	10,000	10,094
California Health Facilities Financing Authority Revenue
2.00%, 10/1/36, (Put Date 10/1/25) (e)	8,500	9,028
Series D, 5.00%, 8/15/27, Pre-refunded 8/15/21 @ 100	2,000	2,012
Series D, 5.25%, 8/15/31, Pre-refunded 8/15/21 @ 100	5,000	5,031
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.49%, 1/1/60, Callable 1/1/37 @ 100 (c)(f)	10,000	10,000
California School Finance Authority Revenue
5.00%, 8/1/31, Continuously Callable @100 (f)	450	514
5.00%, 8/1/31, Pre-refunded 8/1/25 @ 100 (f)	50	59
5.00%, 8/1/36, Continuously Callable @100 (f)	1,450	1,651
5.00%, 8/1/36, Pre-refunded 8/1/25 @ 100 (f)	150	178
California State Public Works Board Revenue
Series A, 5.00%, 3/1/25, Continuously Callable @100	1,250	1,350
Series A, 5.00%, 3/1/26, Continuously Callable @100	1,365	1,474
Series A, 5.00%, 4/1/28, Continuously Callable @100	10,000	10,357
Series A, 5.00%, 4/1/29, Continuously Callable @100	5,000	5,181
Series B, 5.00%, 10/1/31, Continuously Callable @100	11,465	13,123
Series B-1, 5.13%, 3/1/23, Continuously Callable @100	3,000	3,013
Series B-1, 5.25%, 3/1/24, Continuously Callable @100	2,500	2,511
Series B-1, 5.38%, 3/1/25, Continuously Callable @100	2,000	2,009
Series G, 5.00%, 11/1/23, Continuously Callable @100	1,185	1,261
Series G, 5.00%, 11/1/24, Continuously Callable @100	2,000	2,127
Series G, 5.00%, 11/1/28, Continuously Callable @100	7,000	7,442
California State University Revenue
5.00%, 11/1/29, Continuously Callable @100	9,835	11,333
5.00%, 11/1/29, Pre-refunded 11/1/24 @ 100	165	190
Series A, 5.00%, 11/1/33, Continuously Callable @100	10,000	11,873
California Statewide Communities Development Authority Revenue
5.13%, 5/15/31, Continuously Callable @100	1,000	1,004
5.00%, 5/15/32, Continuously Callable @100	1,250	1,477
5.00%, 5/15/33, Continuously Callable @100	2,000	2,360
5.00%, 5/15/34, Continuously Callable @100	1,250	1,473
5.00%, 5/15/35, Continuously Callable @100	2,000	2,355
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8052, 0.49%, 4/1/52, Callable 8/9/21 @ 100 (c)(f)	10,800	10,800
Cerritos Community College District, GO
Series D, 8/1/25 (g)	1,510	1,469
Series D, 8/1/27 (g)	1,000	939
Series D, 8/1/28 (g)	1,000	921
Chula Vista Municipal Financing Authority Special Tax
Series B, 5.00%, 9/1/27, Continuously Callable @100	1,520	1,793
Series B, 5.00%, 9/1/28, Continuously Callable @100	1,700	2,004
Series B, 5.00%, 9/1/29, Continuously Callable @100	1,785	2,102
Series B, 5.00%, 9/1/30, Continuously Callable @100	2,635	3,100
Series B, 5.00%, 9/1/31, Continuously Callable @100	2,095	2,463

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.49%, 12/1/52, Callable 12/1/21 @ 100 (c)(f)	$20,000	$20,000
City of Irvine Special Assessment, 5.00%, 9/2/29, Callable 9/2/23 @ 100	1,000	1,098
City of Los Angeles Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8067, 0.49%, 10/1/58, Callable 10/1/21 @ 100 (c)(f)	10,500	10,500
City of San Diego Tobacco Settlement Revenue Funding Corp. Revenue, Series C, 4.00%, 6/1/32, Continuously Callable @100	720	786
City of Tulare Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/15/32, Continuously Callable @100	1,605	1,890
5.00%, 11/15/33, Continuously Callable @100	1,570	1,848
5.00%, 11/15/34, Continuously Callable @100	3,655	4,297
5.00%, 11/15/35, Continuously Callable @100	2,340	2,749
County of Los Angeles Certificate of Participation, 5.00%, 3/1/23	1,300	1,405
El Camino Community College District, GO
Series C, 8/1/26 (g)	6,810	6,532
Series C, 8/1/27 (g)	7,665	7,237
Series C, 8/1/28 (g)	5,500	5,103
Foothill-Eastern Transportation Corridor Agency Revenue (INS - Assured Guaranty Municipal Corp.), 1/15/35 (g)	5,500	4,035
Fresno Joint Powers Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 4/1/32, Continuously Callable @100	1,000	1,231
Series A, 5.00%, 4/1/35, Continuously Callable @100	1,000	1,229
Series A, 5.00%, 4/1/36, Continuously Callable @100	420	515
Golden State Tobacco Securitization Corp. Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 6/1/25 (g)	46,605	45,208
Pittsburg Successor Agency Redevelopment Agency Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 9/1/27, Continuously Callable @100	3,500	4,233
Series A, 5.00%, 9/1/28, Continuously Callable @100	2,640	3,190
Sacramento City Financing Authority Revenue (LIQ - Deutsche Bank A.G.), Series XG0100, 0.10%, 12/1/33 (c)(f)	2,300	2,300
San Diego Public Facilities Financing Authority Revenue
Series A, 5.00%, 10/15/33, Continuously Callable @100	1,635	1,926
Series A, 5.00%, 10/15/34, Continuously Callable @100	1,000	1,177
Series A, 5.00%, 10/15/35, Continuously Callable @100	1,250	1,470
Series B, 5.00%, 10/15/30, Continuously Callable @100	775	915
Series B, 5.00%, 10/15/31, Continuously Callable @100	1,000	1,179
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,000	1,179
		298,940
Colorado (2.2%):
Adams & Arapahoe Joint School District 28J Aurora, GO, 12/1/22 (g)	5,000	4,983
Colorado Health Facilities Authority Revenue
5.00%, 6/1/28, Pre-refunded 6/1/23 @ 100	2,750	3,003
5.00%, 12/1/28, Continuously Callable @100	1,000	1,152
5.00%, 12/1/29, Continuously Callable @100	1,500	1,726
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	2,310	2,722
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	2,000	2,357
5.00%, 6/1/33, Pre-refunded 6/1/25 @ 100	2,470	2,910
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	6,385	7,523
5.00%, 6/1/34, Pre-refunded 6/1/27 @ 100	4,455	5,566
5.00%, 6/1/35, Pre-refunded 6/1/25 @ 100	3,385	3,988
5.00%, 6/1/35, Pre-refunded 6/1/27 @ 100	2,000	2,499
5.00%, 12/1/35, Continuously Callable @100	4,000	4,585
5.00%, 6/1/36, Pre-refunded 6/1/27 @ 100	4,000	4,998
Series A, 4.00%, 8/1/38, Continuously Callable @100	1,000	1,175
Series A, 4.00%, 8/1/39, Continuously Callable @100	1,250	1,473
Series A, 4.00%, 11/1/39, Continuously Callable @100	3,500	4,153
Series A, 4.00%, 12/1/40, Continuously Callable @103	2,000	2,313

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Denver Health & Hospital Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100 (f)	$7,355	$8,965
Series A, 4.00%, 12/1/37, Continuously Callable @100	1,250	1,453
Series A, 4.00%, 12/1/38, Continuously Callable @100	1,250	1,444
Series A, 4.00%, 12/1/39, Continuously Callable @100	1,000	1,151
Park Creek Metropolitan District Revenue
5.00%, 12/1/32, Continuously Callable @100	1,250	1,453
5.00%, 12/1/34, Continuously Callable @100	1,000	1,161
Regional Transportation District Certificate of Participation
Series A, 5.00%, 6/1/29, Continuously Callable @100	7,585	8,238
Series A, 5.00%, 6/1/30, Continuously Callable @100	14,175	15,390
Series A, 5.00%, 6/1/31, Continuously Callable @100	15,005	16,283
		112,664
Connecticut (4.0%):
City of Bridgeport, GO
Series B, 5.00%, 8/15/27	335	421
Series B, 5.00%, 8/15/27	4,485	5,463
Series B, 5.00%, 8/15/27	180	226
City of New Haven, GO
Series A, 5.00%, 8/1/28	1,000	1,228
Series A, 5.50%, 8/1/30, Continuously Callable @100	1,000	1,258
Series A, 5.50%, 8/1/32, Continuously Callable @100	1,200	1,498
Series A, 5.50%, 8/1/36, Continuously Callable @100	1,810	2,239
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/15/30, Continuously Callable @100	1,000	1,205
Series A, 5.00%, 8/15/32, Continuously Callable @100	1,000	1,204
Series A, 5.00%, 8/15/33, Continuously Callable @100	1,000	1,203
Series A, 5.00%, 8/15/34, Continuously Callable @100	1,350	1,623
City of West Haven, GO
Series B, 5.00%, 11/1/32, Continuously Callable @100	400	460
Series B, 5.00%, 11/1/37, Continuously Callable @100	350	401
Connecticut State Health & Educational Facilities Authority Revenue
5.00%, 7/1/32, Continuously Callable @100	1,950	2,280
5.00%, 7/1/34, Continuously Callable @100	725	841
5.00%, 7/1/35, Continuously Callable @100	1,170	1,356
5.00%, 7/1/36, Continuously Callable @100	1,125	1,301
5.00%, 7/1/37, Continuously Callable @100	1,275	1,472
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,465
Series A, 4.00%, 7/1/38, Continuously Callable @100	7,000	8,024
Series A, 4.00%, 7/1/38, Continuously Callable @100	2,000	2,377
Series A, 4.00%, 7/1/39, Continuously Callable @100	2,000	2,369
Series E, 5.00%, 7/1/34, Continuously Callable @100	10,000	11,303
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/30, Continuously Callable @100 (f)	10,000	11,874
Mashantucket Western Pequot Tribe Revenue, 6.05%, 7/1/31	8,475	1,271
Metropolitan District, GO
5.00%, 7/15/33, Continuously Callable @100	750	943
5.00%, 7/15/34, Continuously Callable @100	1,000	1,255
5.00%, 7/15/35, Continuously Callable @100	750	939
5.00%, 7/15/36, Continuously Callable @100	1,000	1,252
4.00%, 7/15/37, Continuously Callable @100	1,000	1,175
State of Connecticut Special Tax Revenue
5.00%, 1/1/34, Continuously Callable @100	20,000	24,966
5.00%, 1/1/35, Continuously Callable @100	20,000	24,916
Series B, 5.00%, 10/1/37, Continuously Callable @100	6,000	7,537
Series B, 5.00%, 10/1/38, Continuously Callable @100	4,000	5,021
State of Connecticut, GO
Series A, 5.00%, 4/15/33, Continuously Callable @100	5,000	6,290
Series A, 5.00%, 4/15/34, Continuously Callable @100	5,575	6,998
Series A, 5.00%, 4/15/35, Continuously Callable @100	5,000	6,261
Series A, 4.00%, 4/15/37, Continuously Callable @100	1,825	2,166

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C, 5.00%, 6/15/33, Continuously Callable @100	$1,100	$1,386
Series C, 5.00%, 6/15/34, Continuously Callable @100	2,625	3,301
Series C, 5.00%, 6/15/35, Continuously Callable @100	2,500	3,139
Series E, 5.00%, 9/15/35, Continuously Callable @100	2,000	2,520
Series E, 5.00%, 9/15/37, Continuously Callable @100	2,000	2,513
Series G, 5.00%, 11/15/35, Continuously Callable @100	5,000	5,908
Town of Hamden, GO (INS - Build America Mutual Assurance Co.), Series A, 5.00%, 8/15/30, Continuously Callable @100	1,200	1,479
University of Connecticut Revenue
Series A, 5.00%, 4/15/34, Continuously Callable @100	6,805	8,463
Series A, 5.00%, 4/15/35, Continuously Callable @100	6,500	8,067
Series A, 5.00%, 4/15/36, Continuously Callable @100	11,175	13,852
		205,709
District of Columbia (0.4%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8069, 0.49%, 6/1/39, Callable 6/1/38 @ 101 (c)(f)	10,000	10,000
District of Columbia Revenue
5.00%, 7/1/23	290	311
6.00%, 7/1/33, Pre-refunded 7/1/23 @ 100	1,280	1,428
5.00%, 7/1/39, Continuously Callable @100	800	952
4.00%, 7/1/39, Continuously Callable @100	1,000	1,120
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
4.00%, 10/1/35, Continuously Callable @100	1,000	1,167
4.00%, 10/1/36, Continuously Callable @100	1,250	1,455
4.00%, 10/1/37, Continuously Callable @100	1,500	1,743
4.00%, 10/1/38, Continuously Callable @100	1,000	1,166
Washington Convention & Sports Authority Revenue
Series A, 4.00%, 10/1/38, Continuously Callable @100	1,250	1,485
Series A, 4.00%, 10/1/39, Continuously Callable @100	500	594
Series A, 4.00%, 10/1/40, Continuously Callable @100	750	888
		22,309
Florida (5.0%):
City of Cape Coral Water & Sewer Revenue
4.00%, 10/1/35, Continuously Callable @100	1,485	1,727
4.00%, 10/1/36, Continuously Callable @100	1,400	1,625
4.00%, 10/1/37, Continuously Callable @100	3,000	3,478
City of Jacksonville Revenue, 5.00%, 10/1/28, Continuously Callable @100	3,500	3,706
City of Pompano Beach Revenue
3.50%, 9/1/35, Continuously Callable @103	3,345	3,506
4.00%, 9/1/40, Continuously Callable @103	2,500	2,677
City of Port St. Lucie Special Assessment
4.00%, 7/1/31, Continuously Callable @100	3,195	3,673
4.00%, 7/1/32, Continuously Callable @100	2,000	2,295
4.00%, 7/1/33, Continuously Callable @100	2,785	3,168
City of Port St. Lucie Utility System Revenue, 4.00%, 9/1/31, Continuously Callable @100	1,000	1,162
City of Tampa Revenue
Series A, 2.93%, 9/1/36, Continuously Callable @80	700	451
Series A, 2.98%, 9/1/37, Continuously Callable @77	700	434
Series A, 3.11%, 9/1/38, Continuously Callable @74	850	500
Series A, 3.19%, 9/1/39, Continuously Callable @71	700	394
Series A, 3.27%, 9/1/40, Continuously Callable @67	850	456
Series B, 4.00%, 7/1/38, Continuously Callable @100	350	414
Series B, 4.00%, 7/1/39, Continuously Callable @100	700	825
Cityplace Community Development District Special Assessment (INS - Assured Guaranty Municipal Corp.)
5/1/33 (h)	3,470	3,624
5/1/38, Continuously Callable @100 (i)	7,900	8,745

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
County of Escambia Revenue, Series 2, 0.04%, 4/1/39, Continuously Callable @100 (c)	$6,200	$6,200
County of Jackson Revenue, 0.05%, 7/1/22, Continuously Callable @100 (c)	2,500	2,500
County of Lee Airport Revenue, 5.00%, 10/1/33, Continuously Callable @100	4,000	4,729
County of Lee Revenue
5.00%, 10/1/23	2,500	2,765
5.00%, 10/1/24	2,700	3,103
County of Lee Tourist Development Tax Revenue
Series B, 4.00%, 10/1/36, Continuously Callable @100	4,685	5,575
Series B, 4.00%, 10/1/37, Continuously Callable @100	4,970	5,898
Series B, 4.00%, 10/1/38, Continuously Callable @100	5,230	6,195
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/41, Continuously Callable @100	1,500	1,817
4.00%, 10/1/42, Continuously Callable @100	2,000	2,415
County of Miami-Dade Revenue, Series A, 5.00%, 10/1/25, Pre-refunded 10/1/22 @ 100	2,000	2,121
County of St Lucie Sales Tax Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/28, Continuously Callable @100	7,370	8,164
Escambia County Health Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	1,400	1,784
5.00%, 8/15/35, Continuously Callable @100	1,290	1,632
5.00%, 8/15/40, Continuously Callable @100	2,900	3,634
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/35, Continuously Callable @100 (f)	1,000	1,166
Series A, 5.00%, 6/15/40, Continuously Callable @100 (f)	1,650	1,907
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/35, Continuously Callable @100	1,250	1,511
5.00%, 10/1/36, Continuously Callable @100	1,000	1,183
4.00%, 10/1/37, Continuously Callable @100	1,000	1,094
4.00%, 10/1/38, Continuously Callable @100	750	821
5.00%, 3/1/39, Continuously Callable @100	7,055	8,226
4.00%, 10/1/39, Continuously Callable @100	800	876
Halifax Hospital Medical Center Revenue
5.00%, 6/1/35, Continuously Callable @100	2,325	2,692
5.00%, 6/1/36, Continuously Callable @100	2,750	3,274
Lake County School Board Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 6/1/29, Pre-refunded 6/1/24 @ 100	1,250	1,422
Series A, 5.00%, 6/1/30, Pre-refunded 6/1/24 @ 100	2,225	2,530
Lee County IDA Revenue
5.00%, 10/1/28, Pre-refunded 10/1/22 @ 100	7,245	7,684
5.00%, 11/15/39, Continuously Callable @103	1,500	1,736
Lee County School Board Certificate of Participation, Series A, 5.00%, 8/1/28, Continuously Callable @100	3,750	4,264
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/37, Continuously Callable @100	5,000	5,871
Miami Beach Health Facilities Authority Revenue, 5.00%, 11/15/29, Pre-refunded 11/15/22 @ 100	6,560	6,996
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/28, Continuously Callable @100	10,000	10,446
Series A, 5.00%, 7/1/29, Continuously Callable @100	7,000	7,311
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,126
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,610	1,811
Series A, 5.00%, 7/1/31, Continuously Callable @100	1,255	1,410
Series A, 5.00%, 7/1/32, Continuously Callable @100	2,000	2,246
Series A, 5.00%, 7/1/33, Continuously Callable @100	2,000	2,245
Series A, 5.00%, 7/1/34, Continuously Callable @100	2,000	2,243
Series B, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,249

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 7/1/31, Continuously Callable @100	$2,000	$2,248
Miami-Dade County Health Facilities Authority Revenue
5.00%, 8/1/27, Continuously Callable @100	4,750	5,199
5.00%, 8/1/28, Continuously Callable @100	4,950	5,417
5.00%, 8/1/29, Continuously Callable @100	5,250	5,742
5.00%, 8/1/30, Continuously Callable @100	3,500	3,826
5.00%, 8/1/31, Continuously Callable @100	5,780	6,314
Orange County Health Facilities Authority Revenue, Series A, 5.00%, 10/1/35, Continuously Callable @100	4,000	4,866
Osceola County School Board Certificate of Participation, Series A, 5.00%, 6/1/28, Continuously Callable @100	3,055	3,322
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/23, Continuously Callable @100	7,595	7,857
Series B, 4.00%, 11/15/41, Continuously Callable @103	250	283
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/21	1,995	2,018
4.00%, 10/1/22	1,080	1,127
4.00%, 10/1/23, Continuously Callable @100	1,415	1,476
5.38%, 10/1/26, Continuously Callable @100	2,045	2,070
5.00%, 10/1/27, Continuously Callable @100	1,895	1,998
6.50%, 10/1/31, Continuously Callable @100	2,615	2,653
Pinellas County IDA Revenue, 5.00%, 7/1/29	1,000	1,154
School District of Broward County Certificate of Participation
Series A, 5.00%, 7/1/29, Continuously Callable @100	2,000	2,340
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,338
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/30, Continuously Callable @100 (f)	3,195	3,519
St. Lucie County School Board Certificate of Participation
Series A, 5.00%, 7/1/25, Continuously Callable @100	2,045	2,233
Series A, 5.00%, 7/1/26, Continuously Callable @100	1,500	1,638
Sunshine State Governmental Financing Commission Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/21	1,055	1,063
Volusia County Educational Facility Authority Revenue
Series B, 5.00%, 10/15/28, Continuously Callable @100	1,000	1,166
Series B, 5.00%, 10/15/29, Continuously Callable @100	1,000	1,165
Series B, 5.00%, 10/15/30, Continuously Callable @100	1,500	1,747
Series B, 5.00%, 10/15/32, Continuously Callable @100	1,560	1,813
		262,324
Georgia (2.7%):
Appling County Development Authority Revenue
0.06%, 9/1/29, Continuously Callable @100 (c)	5,000	5,000
0.06%, 9/1/41, Continuously Callable @100 (c)	3,805	3,805
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (e)	4,975	5,360
Cobb County Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8068, 0.49%, 10/1/59, Callable 10/1/35 @ 100 (c)(f)	3,055	3,055
George L Smith II Congress Center Authority Revenue, 4.00%, 1/1/36, Continuously Callable @100	1,000	1,193
Glynn-Brunswick Memorial Hospital Authority Revenue
4.00%, 8/1/36, Continuously Callable @100	1,840	2,103
4.00%, 8/1/37, Continuously Callable @100	1,500	1,708
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23) (e)	15,000	16,212
Series A, 5.00%, 5/15/36	2,000	2,854
Series A, 5.00%, 5/15/37	1,500	2,169
Series A, 5.00%, 5/15/38	2,500	3,661
Series C, 4.00%, 3/1/50, (Put Date 9/1/26) (e)	27,500	31,759
Private Colleges & Universities Authority Revenue
Series A, 5.25%, 10/1/27, Continuously Callable @100	3,000	3,038
Series C, 5.25%, 10/1/27, Continuously Callable @100	2,000	2,126

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Savannah Hospital Authority Revenue, 4.00%, 7/1/39, Continuously Callable @100	$2,500	$2,917
The Burke County Development Authority Revenue
Series 1, 0.04%, 7/1/49, Continuously Callable @100 (c)	27,540	27,540
Series A, 1.50%, 1/1/40, (Put Date 2/3/25) (e)	6,500	6,583
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.06%, 11/1/52, Continuously Callable @100 (c)	19,950	19,950
The Development Authority of Monroe County Revenue, 0.06%, 11/1/48, Continuously Callable @100 (c)	1,400	1,400
		142,433
Guam (0.4%):
Guam Government Waterworks Authority Revenue
5.00%, 7/1/28, Continuously Callable @100	1,000	1,074
5.25%, 7/1/33, Pre-refunded 7/1/23 @ 100	3,000	3,292
5.00%, 7/1/36, Continuously Callable @100	1,250	1,448
5.00%, 7/1/36, Continuously Callable @100	1,000	1,178
Series A, 5.00%, 7/1/23	750	806
Series A, 5.00%, 7/1/24	600	666
Series A, 5.00%, 7/1/25, Continuously Callable @100	750	832
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,000	1,106
Guam Power Authority Revenue
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,000	1,108
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,108
Series A, 5.00%, 10/1/31, Continuously Callable @100	695	770
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,057
Series A, 5.00%, 10/1/30, Continuously Callable @100	1,000	1,056
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,000	1,137
Territory of Guam Revenue
Series A, 5.00%, 12/1/30, Continuously Callable @100	1,500	1,768
Series A, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,351
		20,757
Idaho (0.4%):
Idaho Health Facilities Authority Revenue
5.00%, 3/1/35, Continuously Callable @100	5,805	7,203
5.00%, 3/1/36, Continuously Callable @100	4,085	5,059
5.00%, 3/1/37, Continuously Callable @100	3,000	3,711
Idaho Housing & Finance Association Revenue
Series A, 4.00%, 7/15/38, Continuously Callable @100	1,750	2,116
Series A, 4.00%, 7/15/39, Continuously Callable @100	1,750	2,110
		20,199
Illinois (14.1%):
Champaign County Community Unit School District No. 4 Champaign, GO
4.00%, 6/1/34, Continuously Callable @100	1,000	1,192
4.00%, 6/1/35, Continuously Callable @100	1,290	1,533
4.00%, 6/1/36, Continuously Callable @100	1,575	1,867
Chicago Board of Education, GO
Series A, 12/1/25 (g)	1,600	1,511
Series A, 12/1/26 (g)	3,700	3,428
Series A, 5.00%, 12/1/36, Continuously Callable @100	2,110	2,718
Series A, 5.00%, 12/1/40, Continuously Callable @100	1,700	2,167
Series B, 5.00%, 12/1/36, Continuously Callable @100	1,250	1,611
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/27, Continuously Callable @100	6,525	6,985
Series B, 5.00%, 1/1/29, Continuously Callable @100	11,750	13,080
Series B, 5.00%, 1/1/30, Continuously Callable @100	5,175	5,757
Series B, 5.00%, 1/1/31, Continuously Callable @100	8,910	9,904
Series B, 5.00%, 1/1/32, Continuously Callable @100	6,000	6,665
Series B, 5.25%, 1/1/33, Continuously Callable @100	1,635	1,753

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 4.00%, 1/1/34, Continuously Callable @100	$3,500	$3,992
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,000	3,410
Chicago O'Hare International Airport Revenue
5.00%, 1/1/33, Continuously Callable @100	11,560	13,299
5.00%, 1/1/34, Continuously Callable @100	5,675	6,523
Series A, 4.00%, 1/1/37, Continuously Callable @100	2,000	2,379
Series A, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,187
Series B, 5.25%, 1/1/29, Continuously Callable @100	13,480	14,476
Chicago O'Hare International Airport Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/28, Continuously Callable @100	3,620	3,847
5.00%, 1/1/29, Continuously Callable @100	1,500	1,594
5.13%, 1/1/30, Continuously Callable @100	2,150	2,288
Chicago Park District, GO
Series F-2, 4.00%, 1/1/34, Continuously Callable @100	1,200	1,392
Series F-2, 4.00%, 1/1/36, Continuously Callable @100	1,300	1,496
Series F-2, 5.00%, 1/1/37, Continuously Callable @100	2,000	2,467
Series F-2, 4.00%, 1/1/38, Continuously Callable @100	1,750	1,999
Series F-2, 5.00%, 1/1/39, Continuously Callable @100	1,500	1,843
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,379
Chicago Transit Authority Sales Tax Receipts Fund Revenue, Series A, 5.00%, 12/1/45, Continuously Callable @100	5,000	6,217
City of Chicago Special Assessment, 6.63%, 12/1/22, Continuously Callable @100	1,241	1,245
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/31, Continuously Callable @100	1,000	1,108
5.00%, 1/1/32, Continuously Callable @100	1,000	1,107
Series B, 5.00%, 1/1/35, Continuously Callable @100	8,000	9,719
Series C, 5.00%, 1/1/33, Continuously Callable @100	3,500	4,009
Series C, 5.00%, 1/1/34, Continuously Callable @100	1,000	1,145
Series C, 5.00%, 1/1/35, Continuously Callable @100	1,250	1,430
City of Chicago Waterworks Revenue
5.00%, 11/1/28, Continuously Callable @100	1,500	1,834
5.00%, 11/1/29, Continuously Callable @100	725	886
5.00%, 11/1/30, Continuously Callable @100	2,000	2,442
5.00%, 11/1/31, Continuously Callable @100	2,000	2,290
5.00%, 11/1/33, Continuously Callable @100	2,000	2,287
5.00%, 11/1/36, Continuously Callable @100	2,665	3,317
Series A-1, 5.00%, 11/1/29, Continuously Callable @100	1,000	1,222
Series A-1, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,220
City of Chicago Waterworks Revenue (INS - Assured Guaranty Municipal Corp.)
5.25%, 11/1/34, Continuously Callable @100	2,105	2,669
5.25%, 11/1/35, Continuously Callable @100	1,635	2,056
Series 2017-2, 5.00%, 11/1/36, Continuously Callable @100	3,145	3,881
Series 2017-2, 5.00%, 11/1/37, Continuously Callable @100	2,500	3,066
City of Chicago, GO (INS - National Public Finance Guarantee Corp.), 1/1/23 (g)	30,000	29,162
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/34, Continuously Callable @100	3,000	3,448
City of Springfield, GO, 5.00%, 12/1/30, Continuously Callable @100	8,500	10,076
County of Cook Sales Tax Revenue
4.00%, 11/15/34, Continuously Callable @100	3,750	4,343
5.00%, 11/15/35, Continuously Callable @100	7,000	8,620
5.00%, 11/15/36, Continuously Callable @100	5,000	6,144
County of Cook, GO
5.00%, 11/15/34, Continuously Callable @100	2,000	2,421
5.00%, 11/15/35, Continuously Callable @100	2,000	2,396
Series A, 5.00%, 11/15/31, Continuously Callable @100	2,500	3,042
Illinois Educational Facilities Authority Revenue
4.00%, 11/1/36, Continuously Callable @102	9,750	11,282

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.45%, 11/1/36, Continuously Callable @102	$4,500	$5,283
3.90%, 11/1/36, Continuously Callable @102	2,220	2,549
Illinois Finance Authority Revenue
3.25%, 5/15/22	570	580
5.00%, 2/15/27 (j)	7,650	5,537
5.40%, 4/1/27, Continuously Callable @100	1,435	1,437
4.00%, 5/15/27	3,065	3,351
5.50%, 7/1/28, Continuously Callable @100	8,250	9,084
3.90%, 3/1/30, Continuously Callable @100	20,000	21,982
5.00%, 5/15/30, Continuously Callable @100	1,000	1,127
5.00%, 5/15/31, Continuously Callable @100	1,875	2,157
5.00%, 8/15/32, Pre-refunded 8/15/26 @ 100	1,500	1,829
5.00%, 8/15/33, Pre-refunded 8/15/26 @ 100	1,155	1,408
5.00%, 8/15/34, Pre-refunded 8/15/26 @ 100	1,000	1,219
5.00%, 12/1/34, Continuously Callable @100	3,500	4,182
5.00%, 5/15/35, Continuously Callable @100	1,100	1,236
5.00%, 8/15/35, Continuously Callable @100	4,000	4,667
5.00%, 10/1/35, Continuously Callable @100	600	766
4.00%, 12/1/35, Continuously Callable @100	5,000	5,598
5.00%, 5/15/36, Continuously Callable @100	1,400	1,598
4.00%, 12/1/36, Continuously Callable @100	3,000	3,359
5.00%, 2/15/37, Continuously Callable @100	1,000	1,134
5.00%, 10/1/37, Continuously Callable @100	700	890
5.00%, 10/1/39, Continuously Callable @100	700	887
2.45%, 10/1/39, (Put Date 10/1/29) (e)	14,000	15,067
4.00%, 10/1/40, Continuously Callable @100	1,000	1,155
Series A, 4.50%, 5/15/25, Pre-refunded 5/15/22 @ 100	8,210	8,519
Series A, 5.38%, 8/15/26, Continuously Callable @100	7,665	7,712
Series A, 4.00%, 10/1/31, Continuously Callable @100	1,000	1,148
Series A, 4.00%, 10/1/32, Continuously Callable @100	1,000	1,146
Series A, 5.00%, 9/1/34, Continuously Callable @100	3,385	3,852
Series A, 4.00%, 10/1/34, Continuously Callable @100	1,000	1,143
Series A, 5.00%, 11/15/34, Continuously Callable @100	3,700	4,352
Series A, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,526
Series C, 4.00%, 2/15/36, Continuously Callable @100	18,000	20,490
Illinois Municipal Electric Agency Revenue, Series A, 4.00%, 2/1/33, Continuously Callable @100	14,650	16,535
Illinois Sports Facilities Authority Revenue
5.25%, 6/15/30, Continuously Callable @100	3,000	3,334
5.00%, 6/15/30, Continuously Callable @100	1,025	1,256
5.25%, 6/15/31, Continuously Callable @100	5,000	5,548
5.25%, 6/15/32, Continuously Callable @100	5,000	5,537
Illinois State Toll Highway Authority Revenue
Series A, 5.00%, 12/1/32, Continuously Callable @100	5,000	5,926
Series A, 5.00%, 1/1/34, Continuously Callable @100	5,870	6,848
Series A, 5.00%, 1/1/35, Continuously Callable @100	5,600	6,528
Series A, 5.00%, 1/1/36, Continuously Callable @100	7,000	8,153
Kane Cook & DuPage Counties School District No. U-46 Elgin, GO
Series D, 5.00%, 1/1/32, Continuously Callable @100	2,800	3,103
Series D, 5.00%, 1/1/33, Continuously Callable @100	4,000	4,431
Kendall Kane & Will Counties Community Unit School District No. 308, GO
5.00%, 2/1/35, Continuously Callable @100	5,000	5,877
5.00%, 2/1/36, Continuously Callable @100	6,000	7,044
Madison County Community Unit School District No. 7 Edwardsville, GO (INS - Build America Mutual Assurance Co.)
5.00%, 12/1/28, Continuously Callable @100	1,210	1,433
5.00%, 12/1/29, Continuously Callable @100	1,250	1,478
Madison-Macoupin Etc Counties Community College District No. 536, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 11/1/31, Continuously Callable @100	1,000	1,187

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/1/32, Continuously Callable @100	$2,000	$2,373
Series A, 5.00%, 11/1/33, Continuously Callable @100	750	889
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,519
Metropolitan Pier & Exposition Authority Revenue (INS - Assured Guaranty Municipal Corp.), 6/15/26 (g)	5,000	4,631
Northern Illinois Municipal Power Agency Revenue
Series A, 4.00%, 12/1/31, Continuously Callable @100	1,800	2,097
Series A, 4.00%, 12/1/32, Continuously Callable @100	2,100	2,432
Series A, 4.00%, 12/1/33, Continuously Callable @100	4,000	4,606
Series A, 4.00%, 12/1/35, Continuously Callable @100	5,000	5,706
Northern Illinois University Revenue
4.00%, 10/1/38, Continuously Callable @100 (k)	650	768
4.00%, 10/1/40, Continuously Callable @100 (k)	400	471
4.00%, 10/1/41, Continuously Callable @100 (k)	400	469
4.00%, 10/1/43, Continuously Callable @100 (k)	700	820
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/39, Continuously Callable @100	1,375	1,588
Regional Transportation Authority Revenue
Series A, 4.00%, 7/1/34, Continuously Callable @100	23,160	27,102
Series A, 4.00%, 7/1/35, Continuously Callable @100	11,650	13,606
Sales Tax Securitization Corp. Revenue
Series A, 4.00%, 1/1/38, Continuously Callable @100	6,310	7,413
Series A, 4.00%, 1/1/39, Continuously Callable @100	500	586
Sangamon County School District No. 186 Springfield, GO
Series B, 5.00%, 2/1/24	2,660	2,974
Series B, 5.00%, 2/1/24	1,040	1,165
Series B, 5.00%, 2/1/25, Continuously Callable @100	5,765	6,440
Series B, 5.00%, 2/1/25, Pre-refunded 2/1/24 @ 100	1,435	1,610
Sangamon County School District No. 186 Springfield, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/26, Continuously Callable @100	4,215	4,707
State of Illinois, GO
5.25%, 2/1/31, Continuously Callable @100	9,000	9,883
Series A, 5.00%, 11/1/25	11,000	12,940
Series B, 5.00%, 10/1/28	3,000	3,769
Series B, 5.00%, 11/1/32, Continuously Callable @100	10,000	12,620
Series C, 5.00%, 11/1/29, Continuously Callable @100	6,705	8,196
Series D, 5.00%, 11/1/28, Continuously Callable @100	5,795	7,100
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/30, Continuously Callable @100	7,000	7,865
Series A, 5.00%, 4/1/29, Continuously Callable @100	10,000	10,726
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (d)	10,000	11,579
University of Illinois Revenue, Series A, 4.00%, 4/1/33, Continuously Callable @100	12,475	14,343
Village of Bolingbrook, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 1/1/29, Continuously Callable @100	1,750	2,157
Series A, 5.00%, 1/1/30, Continuously Callable @100	1,500	1,847
Series A, 5.00%, 1/1/31, Continuously Callable @100	2,400	2,950
Series A, 5.00%, 1/1/32, Continuously Callable @100	2,350	2,879
Series A, 5.00%, 1/1/33, Continuously Callable @100	1,450	1,768
Series A, 5.00%, 1/1/38, Continuously Callable @100	1,500	1,810
Village of Gilberts Special Tax (INS - Build America Mutual Assurance Co.), 5.00%, 3/1/30, Continuously Callable @100	5,221	6,031
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/25	2,010	2,387
Series A, 5.00%, 12/1/26	2,110	2,576
Volo Village Special Service Area No. 3 & 6 Special Tax (INS - Assured Guaranty Municipal Corp.)

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 3/1/34, Continuously Callable @100	$2,997	$3,438
4.00%, 3/1/36, Continuously Callable @100	1,250	1,344
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/34, Continuously Callable @100	650	723
Williamson Jackson Etc Counties Community Unit School District No. 4, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/28, Continuously Callable @100	1,835	2,144
5.00%, 12/1/29, Continuously Callable @100	1,925	2,246
5.00%, 12/1/30, Continuously Callable @100	2,025	2,360
5.00%, 12/1/34, Continuously Callable @100	6,000	6,946
		729,613
Indiana (1.4%):
City of Rockport Revenue, Series A, 3.05%, 6/1/25	5,750	6,302
Hammond Multi-School Building Corp. Revenue
5.00%, 7/15/33, Continuously Callable @100	1,165	1,434
5.00%, 7/15/34, Continuously Callable @100	1,000	1,232
5.00%, 7/15/35, Continuously Callable @100	1,250	1,538
5.00%, 7/15/38, Continuously Callable @100	3,000	3,679
Indiana Bond Bank Revenue
1/15/30, Continuously Callable @97 (g)	740	626
7/15/30, Continuously Callable @96 (g)	750	626
7/15/31, Continuously Callable @93 (g)	1,490	1,208
7/15/32, Continuously Callable @91 (g)	1,400	1,092
Indiana Finance Authority Revenue
3.13%, 12/1/24	6,000	6,455
1.40%, 8/1/29, Continuously Callable @100 (k)	7,000	7,003
5.00%, 9/1/30, Continuously Callable @100	1,250	1,496
5.00%, 9/1/31, Continuously Callable @100	1,500	1,794
5.00%, 11/15/33, Continuously Callable @103	2,000	2,364
4.00%, 7/1/36, Continuously Callable @100	3,660	4,252
4.00%, 7/1/38, Continuously Callable @100	4,030	4,657
5.00%, 11/15/38, Continuously Callable @103	3,000	3,538
4.00%, 7/1/39, Continuously Callable @100	3,605	4,152
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	1,470	1,599
Series A, 5.00%, 5/1/27, Pre-refunded 5/1/23 @ 100	1,200	1,305
Series A, 5.00%, 6/1/32, Continuously Callable @100	10,500	10,795
Richmond Hospital Authority Revenue, 5.00%, 1/1/35, Continuously Callable @100	6,500	7,433
		74,580
Iowa (0.5%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,046
Iowa Finance Authority Revenue
Series E, 4.00%, 8/15/35, Continuously Callable @100	5,425	6,154
Series E, 4.00%, 8/15/36, Continuously Callable @100	15,105	17,056
Iowa Tobacco Settlement Authority Revenue
Series A-2, 4.00%, 6/1/38, Continuously Callable @100	270	321
Series A-2, 4.00%, 6/1/39, Continuously Callable @100	300	356
Series A-2, 4.00%, 6/1/40, Continuously Callable @100	200	236
		26,169
Kansas (0.3%):
City of St. Marys Revenue, 0.09%, 4/15/32, Continuously Callable @100 (c)	800	800
City of Wichita Revenue
4.20%, 9/1/27, Continuously Callable @100	2,750	2,784
4.63%, 9/1/33, Continuously Callable @100	10,000	10,125
		13,709
Kentucky (3.7%):
City of Ashland Revenue
4.00%, 2/1/35, Continuously Callable @100	470	513
4.00%, 2/1/36, Continuously Callable @100	2,410	2,537

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/1/37, Continuously Callable @100	$1,115	$1,206
County of Trimble Revenue, 3.75%, 6/1/33, Continuously Callable @100	15,000	17,131
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/26	6,750	6,997
5.00%, 5/15/31, Continuously Callable @100	7,205	7,487
5.00%, 5/15/36, Continuously Callable @100	2,500	2,593
Series B, 10/1/24 (g)	6,130	6,003
Series B, 0.12%, 4/1/31	5,000	4,993
Series B-3, 1.43% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25) (e)	20,000	20,275
Kentucky Municipal Power Agency Revenue, Series A, 3.45%, 9/1/42, (Put Date 3/1/26) (e)	7,000	7,339
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25) (e)	14,285	15,895
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25) (e)	20,000	22,470
Series C-3, 1.08% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25) (e)	20,000	20,371
Kentucky State Property & Building Commission Revenue
5.00%, 5/1/35, Continuously Callable @100	1,000	1,221
5.00%, 5/1/36, Continuously Callable @100	1,000	1,222
5.00%, 5/1/37, Continuously Callable @100	3,000	3,664
Series A, 5.00%, 2/1/32, Continuously Callable @100	2,000	2,370
Series A, 5.00%, 2/1/33, Continuously Callable @100	2,250	2,664
Series A, 4.00%, 11/1/35, Continuously Callable @100	565	663
Series A, 4.00%, 11/1/36, Continuously Callable @100	750	880
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	876
Series A, 4.00%, 11/1/38, Continuously Callable @100	500	584
Louisville/Jefferson County Metropolitan Government Revenue
5.00%, 12/1/22, Pre-refunded 6/1/22 @ 100	3,830	4,000
5.00%, 12/1/23, Pre-refunded 6/1/22 @ 100	2,760	2,882
5.00%, 12/1/24, Pre-refunded 6/1/22 @ 100	7,160	7,478
0.09%, 6/1/33, Continuously Callable @100 (c)	10,000	10,000
0.07%, 6/1/33, Callable 7/7/21 @ 100 (c)	11,500	11,500
1.75%, 2/1/35, (Put Date 7/1/26) (e)	5,000	5,219
		191,033
Louisiana (3.4%):
City of New Orleans Sewerage Service Revenue
5.00%, 6/1/31, Pre-refunded 6/1/25 @ 100	700	823
5.00%, 6/1/32, Pre-refunded 6/1/25 @ 100	1,150	1,353
5.00%, 6/1/34, Pre-refunded 6/1/25 @ 100	1,500	1,765
City of New Orleans Water System Revenue
5.00%, 12/1/33, Pre-refunded 12/1/25 @ 100	1,500	1,793
5.00%, 12/1/35, Pre-refunded 12/1/25 @ 100	1,500	1,794
City of Shreveport Water & Sewer Revenue
Series B, 5.00%, 12/1/31, Continuously Callable @100	5,330	6,106
Series B, 5.00%, 12/1/32, Continuously Callable @100	5,125	5,865
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/1/33, Continuously Callable @100	1,515	1,785
5.00%, 12/1/34, Continuously Callable @100	1,500	1,765
5.00%, 12/1/35, Continuously Callable @100	1,510	1,776
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 12/1/30, Continuously Callable @100	1,000	1,257
Series C, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,501
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	18,750	20,654
Louisiana Public Facilities Authority Revenue
5.00%, 7/1/33, Continuously Callable @100	8,940	10,446

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/33, Pre-refunded 7/1/25 @ 100	$55	$65
5.00%, 5/15/34, Continuously Callable @100	2,225	2,651
5.00%, 5/15/34, Pre-refunded 5/15/26 @ 100	25	30
5.00%, 5/15/34, Continuously Callable @100	2,975	3,641
5.00%, 7/1/34, Continuously Callable @100	13,465	15,721
5.00%, 7/1/34, Pre-refunded 7/1/25 @ 100	85	100
4.00%, 5/15/35, Continuously Callable @100	3,465	3,916
4.00%, 5/15/35, Pre-refunded 5/15/26 @ 100	35	41
5.00%, 5/15/35, Continuously Callable @100	2,000	2,445
4.00%, 5/15/36, Continuously Callable @100	1,485	1,670
4.00%, 5/15/36, Pre-refunded 5/15/26 @ 100	15	17
5.00%, 5/15/36, Continuously Callable @100	1,560	1,902
4.00%, 10/1/36, Continuously Callable @100 (k)	1,625	1,954
4.00%, 10/1/39, Continuously Callable @100 (k)	1,625	1,947
4.00%, 10/1/40, Continuously Callable @100 (k)	1,400	1,678
Series A, 4.00%, 12/15/32, Continuously Callable @100	2,735	3,169
Series A, 4.00%, 12/15/33, Continuously Callable @100	3,095	3,567
Louisiana Public Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/36, Continuously Callable @100	2,000	2,301
Louisiana State University & Agricultural & Mechanical College Revenue
Series A, 4.00%, 7/1/31, Continuously Callable @100	1,000	1,159
Series A, 4.00%, 7/1/32, Continuously Callable @100	1,000	1,158
Series A, 4.00%, 7/1/33, Continuously Callable @100	1,000	1,154
New Orleans Aviation Board Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 1/1/35, Continuously Callable @100	1,840	2,237
5.00%, 1/1/36, Continuously Callable @100	1,250	1,520
5.00%, 1/1/37, Continuously Callable @100	1,500	1,823
5.00%, 10/1/37, Continuously Callable @100	2,000	2,461
5.00%, 1/1/38, Continuously Callable @100	1,300	1,580
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (e)	16,750	17,275
Parish of St. James Revenue, Series A-1, 0.09%, 11/1/40, Continuously Callable @100 (c)	22,500	22,500
Parish of St. John the BaptiSt. Revenue, 2.20%, 6/1/37, (Put Date 7/1/26) (e)	6,750	7,063
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 5/15/23	5,000	5,441
Series A, 5.25%, 5/15/31, Continuously Callable @100	3,615	3,623
		175,492
Maine (0.3%):
Maine Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/24, Pre-refunded 7/1/23 @ 100	1,635	1,791
6.00%, 7/1/26, Pre-refunded 7/1/21 @ 100	11,500	11,500
5.00%, 7/1/26, Pre-refunded 7/1/23 @ 100	1,000	1,096
5.00%, 7/1/27, Pre-refunded 7/1/23 @ 100	1,000	1,095
		15,482
Maryland (1.1%):
City of Gaithersburg Revenue
5.00%, 1/1/33, Continuously Callable @104	3,000	3,397
5.00%, 1/1/36, Continuously Callable @104	1,000	1,131
Howard County Housing Commission Revenue, Series A, 1.60%, 6/1/29, Continuously Callable @100	3,000	2,980
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,250	1,522
Series A, 5.00%, 6/1/31, Continuously Callable @100	1,000	1,212
Series A, 5.00%, 6/1/32, Continuously Callable @100	1,000	1,206
Series A, 5.00%, 6/1/35, Continuously Callable @100	2,000	2,388
Maryland Health & Higher Educational Facilities Authority Revenue
5.50%, 1/1/29, Continuously Callable @100	1,415	1,711
5.50%, 1/1/30, Continuously Callable @100	1,750	2,114

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.50%, 1/1/31, Continuously Callable @100	$1,585	$1,913
5.00%, 7/1/31, Continuously Callable @100	3,190	3,725
5.00%, 7/1/32, Continuously Callable @100	6,505	7,548
5.00%, 7/1/33, Continuously Callable @100	3,600	4,153
5.00%, 7/1/33, Continuously Callable @100	1,000	1,157
5.00%, 7/1/34, Continuously Callable @100	2,500	2,873
5.00%, 7/1/34, Continuously Callable @100	2,200	2,545
5.50%, 1/1/36, Continuously Callable @100	5,000	6,008
4.00%, 1/1/38, Continuously Callable @100	865	978
4.00%, 7/1/38, Continuously Callable @100	1,500	1,773
4.00%, 7/1/39, Continuously Callable @100	1,585	1,867
4.00%, 7/1/40, Continuously Callable @100	1,645	1,932
Series A, 5.00%, 7/1/33, Continuously Callable @100	1,000	1,190
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,000	1,189
Series A, 5.00%, 7/1/35, Continuously Callable @100	1,310	1,556
Series A, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,186
		59,254
Massachusetts (1.3%):
Massachusetts Clean Water Trust Revenue, Series 11, 4.75%, 8/1/25, Continuously Callable @100	110	110
Massachusetts Development Finance Agency Revenue
5.00%, 7/1/30, Continuously Callable @100	2,000	2,387
5.00%, 7/1/31, Continuously Callable @100	1,675	1,997
5.00%, 7/1/32, Continuously Callable @100	1,250	1,528
4.00%, 10/1/32, Continuously Callable @105 (f)	3,600	3,919
5.00%, 4/15/33, Continuously Callable @100	2,155	2,379
5.00%, 7/1/33, Continuously Callable @100	1,250	1,526
5.00%, 7/1/34, Continuously Callable @100	1,000	1,218
5.00%, 7/1/36, Continuously Callable @100	2,000	2,374
5.00%, 7/1/36, Continuously Callable @100	1,000	1,252
5.00%, 7/1/36, Continuously Callable @100	895	1,117
5.00%, 7/1/37, Continuously Callable @100	800	1,000
5.00%, 7/1/37, Continuously Callable @100	1,215	1,513
5.00%, 10/1/37, Continuously Callable @105 (f)	1,000	1,101
5.00%, 7/1/38, Continuously Callable @100	600	749
5.00%, 7/1/38, Continuously Callable @100	335	416
4.00%, 7/1/46, Continuously Callable @100	1,000	1,172
Series A, 5.00%, 7/1/22	1,480	1,550
Series A, 5.00%, 7/1/27, Pre-refunded 7/1/22 @ 100	1,720	1,803
Series A, 5.00%, 1/1/31, Continuously Callable @100	450	543
Series A, 5.00%, 1/1/32, Continuously Callable @100	645	777
Series A, 5.00%, 1/1/33, Continuously Callable @100	535	644
Series A, 5.00%, 1/1/34, Continuously Callable @100	700	842
Series A, 5.00%, 1/1/35, Continuously Callable @100	735	884
Series A, 5.00%, 1/1/36, Continuously Callable @100	1,000	1,201
Series A, 5.00%, 7/1/36, Continuously Callable @100	2,000	2,457
Series A, 5.00%, 7/1/38, Continuously Callable @100	1,000	1,224
Series A, 5.00%, 7/1/39, Continuously Callable @100	2,250	2,747
Series E, 5.00%, 7/1/35, Continuously Callable @100	1,500	1,777
Series E, 5.00%, 7/1/36, Continuously Callable @100	1,000	1,183
Series G, 5.00%, 7/1/35, Continuously Callable @100	200	265
Series G, 5.00%, 7/1/36, Continuously Callable @100	200	264
Series G, 5.00%, 7/1/37, Continuously Callable @100	400	526
Series G, 5.00%, 7/1/38, Continuously Callable @100	300	394
Series G, 5.00%, 7/1/39, Continuously Callable @100	350	459
Series J2, 5.00%, 7/1/35, Continuously Callable @100	5,375	6,634
Series J2, 5.00%, 7/1/36, Continuously Callable @100	4,415	5,438
Series J2, 5.00%, 7/1/37, Continuously Callable @100	5,285	6,503
Series J2, 5.00%, 7/1/38, Continuously Callable @100	5,000	6,146
		70,019

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Michigan (2.1%):
Detroit Downtown Development Authority Tax Allocation (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/36, Continuously Callable @100	$1,000	$1,124
Series A, 5.00%, 7/1/37, Continuously Callable @100	2,000	2,246
Flint Hospital Building Authority Revenue
4.00%, 7/1/32, Continuously Callable @100	2,525	2,938
4.00%, 7/1/33, Continuously Callable @100	2,620	3,037
4.00%, 7/1/34, Continuously Callable @100	2,730	3,150
4.00%, 7/1/35, Continuously Callable @100	1,635	1,879
4.00%, 7/1/38, Continuously Callable @100	1,855	2,105
Grand Traverse County Hospital Finance Authority Revenue, Series A, 5.00%, 7/1/29, Continuously Callable @100	10,000	10,000
Great Lakes Water Authority Water Supply System Revenue, Series D, 4.00%, 7/1/32, Continuously Callable @100	13,560	15,621
Kent Hospital Finance Authority Revenue, Series A, 5.00%, 11/15/29, Pre-refunded 11/15/21 @ 100	12,000	12,217
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 5/1/32, Continuously Callable @100	2,775	3,323
5.00%, 5/1/33, Continuously Callable @100	2,875	3,440
5.00%, 5/1/34, Continuously Callable @100	2,965	3,544
5.00%, 5/1/35, Continuously Callable @100	3,065	3,661
5.00%, 5/1/36, Continuously Callable @100	2,770	3,306
Michigan Finance Authority Revenue
5.00%, 11/1/34, Continuously Callable @100	1,000	1,255
5.00%, 11/1/35, Continuously Callable @100	1,000	1,252
4.00%, 11/15/35, Continuously Callable @100	6,000	6,874
5.00%, 11/1/36, Continuously Callable @100	1,000	1,250
4.00%, 11/15/36, Continuously Callable @100	1,000	1,143
5.00%, 11/1/37, Continuously Callable @100	1,250	1,562
Series 2016, 5.00%, 12/1/34, Continuously Callable @100	8,200	9,901
Series 2016, 5.00%, 12/1/35, Continuously Callable @100	4,600	5,549
Michigan Finance Authority Revenue (NBGA - Michigan School Bond Qualification and Loan Program)
Series A, 5.00%, 5/1/24	2,000	2,265
Series A, 5.00%, 5/1/25	1,700	1,994
Michigan State Building Authority Revenue, Series I-A, 5.00%, 10/15/29, Continuously Callable @100	3,000	3,316
		107,952
Minnesota (0.2%):
City of Minneapolis Revenue, Series A, 5.00%, 11/15/36, Continuously Callable @100	5,000	6,213
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue
5.00%, 11/15/29, Pre-refunded 11/15/25 @ 100	1,750	2,090
5.00%, 11/15/30, Pre-refunded 11/15/25 @ 100	1,275	1,523
		9,826
Mississippi (0.5%):
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	6,000	6,317
Mississippi Development Bank Revenue
Series A, 5.00%, 4/1/28, Continuously Callable @100	575	621
Series A, 5.00%, 4/1/28, Pre-refunded 4/1/23 @ 100	920	998
Mississippi Development Bank Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 9/1/30, Continuously Callable @100	6,930	7,291
Mississippi Hospital Equipment & Facilities Authority Revenue
4.00%, 1/1/36, Continuously Callable @100	2,240	2,682
4.00%, 1/1/37, Continuously Callable @100	2,260	2,697
4.00%, 1/1/39, Continuously Callable @100	1,850	2,195
4.00%, 1/1/40, Continuously Callable @100	2,675	3,162
		25,963

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Missouri (1.2%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/32, Continuously Callable @100	$500	$590
5.00%, 3/1/36, Continuously Callable @100	750	876
Series A, 5.00%, 6/1/25, Continuously Callable @100	1,780	1,858
Series A, 5.00%, 6/1/27, Continuously Callable @100	2,555	2,668
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,215	2,435
Cape Girardeau County Industrial Development Authority Revenue, 4.00%, 3/1/41, Continuously Callable @100	750	871
Health & Educational Facilities Authority of the State of Missouri Revenue
5.00%, 2/1/29, Continuously Callable @104	1,000	1,135
5.00%, 5/1/30, Continuously Callable @100	2,310	2,467
5.00%, 5/15/32, Continuously Callable @103	1,555	1,790
5.25%, 5/1/33, Continuously Callable @100	2,350	2,514
5.00%, 2/1/34, Continuously Callable @104	2,000	2,265
5.00%, 5/15/36, Continuously Callable @103	4,565	5,227
Missouri Development Finance Board Revenue
Series A, 5.00%, 6/1/30, Continuously Callable @100	1,000	1,082
Series A, 5.00%, 6/1/31, Continuously Callable @100	4,215	4,558
Missouri State Environmental Improvement & Energy Resources Authority Revenue, Series A-R, 2.90%, 9/1/33, Continuously Callable @102	25,000	26,634
St. Louis County IDA Revenue
5.00%, 9/1/23	870	903
5.50%, 9/1/33, Continuously Callable @100	2,750	2,939
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,935	2,120
		62,932
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	8,500	8,984

Nebraska (0.3%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/36	3,550	5,025
Douglas County Hospital Authority No. 3 Revenue
5.00%, 11/1/28, Continuously Callable @100	1,250	1,482
5.00%, 11/1/30, Continuously Callable @100	1,600	1,893
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue
4.00%, 1/1/35, Continuously Callable @102	795	896
4.00%, 1/1/36, Continuously Callable @102	1,240	1,394
4.00%, 1/1/37, Continuously Callable @102	1,000	1,120
4.00%, 1/1/38, Continuously Callable @102	1,295	1,450
4.00%, 1/1/39, Continuously Callable @102	1,800	2,016
Public Power Generation Agency Revenue, 5.00%, 1/1/37, Continuously Callable @100	2,400	2,866
		18,142
Nevada (1.6%):
City of Carson City Revenue
5.00%, 9/1/29, Continuously Callable @100	620	768
5.00%, 9/1/31, Continuously Callable @100	1,000	1,236
5.00%, 9/1/33, Continuously Callable @100	1,000	1,232
5.00%, 9/1/37, Continuously Callable @100	1,950	2,378
City of North Las Vegas, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 6/1/35, Continuously Callable @100	1,870	2,186
4.00%, 6/1/37, Continuously Callable @100	7,345	8,538
4.00%, 6/1/38, Continuously Callable @100	6,135	7,118
City of Sparks Revenue
Series A, 2.50%, 6/15/24 (f)	700	711
Series A, 2.75%, 6/15/28 (f)	1,500	1,560
County of Clark Department of Aviation Revenue
5.00%, 7/1/26	3,660	4,436

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 7/1/27	$2,220	$2,767
Series A-2, 5.00%, 7/1/32, Continuously Callable @100	20,470	23,208
Series A-2, 5.00%, 7/1/33, Continuously Callable @100	10,845	12,286
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/33, Continuously Callable @100	2,000	2,275
Series C, 4.00%, 7/1/34, Continuously Callable @100	4,560	5,163
Series C, 4.00%, 7/1/35, Continuously Callable @100	5,075	5,719
		81,581
New Hampshire (0.3%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/41, Continuously Callable @103	2,250	2,489
New Hampshire Health and Education Facilities Authority Act Revenue
5.00%, 8/1/34, Continuously Callable @100	2,880	3,592
5.00%, 8/1/35, Continuously Callable @100	2,700	3,358
5.00%, 8/1/36, Continuously Callable @100	2,000	2,481
5.00%, 8/1/37, Continuously Callable @100	1,500	1,859
		13,779
New Jersey (5.9%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 11/1/29, Continuously Callable @100	1,000	1,115
5.00%, 11/1/30, Continuously Callable @100	1,000	1,115
City of Atlantic City, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 3/1/32, Continuously Callable @100	1,660	2,013
Series B, 5.00%, 3/1/37, Continuously Callable @100	1,250	1,497
City of Atlantic City, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/32, Continuously Callable @100	630	764
Series A, 5.00%, 3/1/37, Continuously Callable @100	750	905
City of Bayonne, GO (INS - Build America Mutual Assurance Co.)
5.00%, 7/1/34, Continuously Callable @100	1,135	1,357
5.00%, 7/1/35, Continuously Callable @100	1,000	1,195
New Brunswick Parking Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,455	1,748
Series A, 5.00%, 9/1/36, Continuously Callable @100	2,000	2,383
New Jersey Building Authority Revenue
Series A, 4.00%, 6/15/30, Pre-refunded 6/15/26 @ 100	400	468
Series A, 4.00%, 6/15/30, Continuously Callable @100	600	689
New Jersey Economic Development Authority Revenue
5.00%, 3/1/25, Continuously Callable @100	18,410	19,844
5.00%, 6/15/26, Continuously Callable @100	2,500	2,605
1.58% (MUNIPSA+155bps), 9/1/27, Callable 3/1/23 @ 100 (l)	10,000	10,307
1.63% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (l)	10,000	10,096
5.00%, 11/1/36, Continuously Callable @100	2,000	2,508
4.00%, 11/1/38, Continuously Callable @100	1,500	1,709
4.00%, 11/1/39, Continuously Callable @100	2,000	2,273
Series A, 5.00%, 6/15/25	5,125	5,999
Series A, 3.13%, 7/1/29, Continuously Callable @100	665	675
Series A, 3.38%, 7/1/30, Continuously Callable @100	1,000	1,054
Series B, 5.00%, 6/15/36, Continuously Callable @100	16,455	20,369
Series B, 5.00%, 6/15/37, Continuously Callable @100	16,280	20,135
Series WW, 5.25%, 6/15/33, Continuously Callable @100	9,000	10,523
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/15/25, Continuously Callable @100	10,000	11,357
New Jersey Educational Facilities Authority Revenue
Series B, 5.50%, 9/1/28, Continuously Callable @100	5,740	7,063
Series B, 5.50%, 9/1/29, Continuously Callable @100	4,000	4,917
Series B, 5.50%, 9/1/30, Continuously Callable @100	3,000	3,683
Series B, 5.50%, 9/1/31, Continuously Callable @100	4,590	5,629
Series B, 5.50%, 9/1/32, Continuously Callable @100	8,075	9,895

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series F, 4.00%, 7/1/33, Continuously Callable @100	$150	$171
Series F, 4.00%, 7/1/33, Pre-refunded 7/1/26 @ 100	350	410
Series F, 4.00%, 7/1/34, Continuously Callable @100	260	295
Series F, 4.00%, 7/1/34, Pre-refunded 7/1/26 @ 100	490	574
Series F, 4.00%, 7/1/35, Continuously Callable @100	975	1,100
Series F, 4.00%, 7/1/35, Pre-refunded 7/1/26 @ 100	275	322
New Jersey Educational Facilities Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,701
Series A, 5.00%, 7/1/35, Continuously Callable @100	3,350	4,124
Series A, 4.00%, 7/1/36, Continuously Callable @100	1,800	1,983
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/33, Continuously Callable @100	2,000	2,427
5.00%, 10/1/34, Continuously Callable @100	2,000	2,419
5.00%, 10/1/35, Continuously Callable @100	2,620	3,160
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 7/1/27, Continuously Callable @100	2,000	2,383
Series A, 5.00%, 7/1/30, Continuously Callable @100	1,500	1,773
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/30, Continuously Callable @100	3,000	3,539
5.00%, 6/15/31, Continuously Callable @100	3,000	3,535
Series A, 12/15/25 (g)	20,000	19,064
Series A, 5.00%, 12/15/33, Continuously Callable @100	2,000	2,494
Series A, 4.00%, 6/15/35, Continuously Callable @100	2,500	2,987
Series A, 5.00%, 12/15/35, Continuously Callable @100	1,050	1,301
Series A, 4.00%, 6/15/36, Continuously Callable @100	2,500	2,997
Series AA, 5.25%, 6/15/33, Continuously Callable @100	2,000	2,338
Series AA, 5.25%, 6/15/34, Continuously Callable @100	3,000	3,504
Series BB, 5.00%, 6/15/31, Continuously Callable @100	2,500	3,144
Series BB, 5.00%, 6/15/34, Continuously Callable @100	10,000	12,434
New Jersey Transportation Trust Fund Authority Revenue (INS - AMBAC Assurance Corp.), Series B, 5.25%, 12/15/22	5,000	5,359
New Jersey Turnpike Authority Revenue
Series A, 5.00%, 1/1/34, Continuously Callable @100	10,000	11,316
Series A, 5.00%, 1/1/34, Continuously Callable @100	7,675	9,123
Series A, 5.00%, 1/1/35, Continuously Callable @100	4,725	5,612
Series A, 4.00%, 1/1/42, Continuously Callable @100	3,000	3,604
Series B, 4.00%, 1/1/35, Continuously Callable @100	3,500	4,092
Newark Housing Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/29, Continuously Callable @100	500	560
4.00%, 12/1/30, Continuously Callable @100	750	838
4.00%, 12/1/31, Continuously Callable @100	500	555
South Jersey Transportation Authority Revenue
Series A, 5.00%, 11/1/30, Continuously Callable @100	500	572
Series A, 5.00%, 11/1/31, Continuously Callable @100	750	858
Series A, 5.00%, 11/1/34, Continuously Callable @100	1,085	1,239
Series A, 4.00%, 11/1/40, Continuously Callable @100	4,300	5,084
State of New Jersey, GO, Series A, 4.00%, 6/1/32	3,000	3,801
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 6/1/36, Continuously Callable @100	5,000	6,207
		306,889
New Mexico (0.7%):
City of Farmington Revenue
1.88%, 4/1/33, (Put Date 10/1/21) (e)	12,000	12,040
Series A, 0.08%, 6/1/40, Callable 8/2/21 @ 100 (c)	17,000	17,000
City of Santa Revenue
2.25%, 5/15/24, Continuously Callable @100	600	601
2.63%, 5/15/25, Continuously Callable @100	1,000	1,002
5.00%, 5/15/34, Continuously Callable @103	625	710

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 5/15/39, Continuously Callable @103	$480	$540
New Mexico Hospital Equipment Loan Council Revenue, 5.00%, 7/1/39, Continuously Callable @102	1,075	1,214
Village of Los Ranchos de Albuquerque Revenue
4.00%, 9/1/35, Continuously Callable @100	300	353
4.00%, 9/1/40, Continuously Callable @100	1,200	1,389
		34,849
New York (5.9%):
Chautauqua Tobacco Asset Securitization Corp. Revenue, 5.00%, 6/1/34, Continuously Callable @100	3,700	3,888
City of Long Beach, GO, Series A, 0.63%, 2/22/22, Continuously Callable @100	9,300	9,300
City of New York, GO, Series 3, 0.16%, 4/1/42, Continuously Callable @100 (c)	8,000	8,000
City of Newburgh, GO, Series B, 5.00%, 6/15/23, Continuously Callable @100	575	599
City of Yonkers, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 10/1/23, Continuously Callable @100	2,600	2,631
County of Nassau, GO, Series A, 5.00%, 1/1/36, Continuously Callable @100	1,150	1,345
County of Suffolk, GO, Series I, 2.00%, 7/22/21	4,000	4,003
Erie County Industrial Development Agency Revenue, 5.00%, 5/1/28, Continuously Callable @100	2,000	2,172
Hudson Yards Infrastructure Corp. Revenue, Series A, 5.00%, 2/15/37, Continuously Callable @100	2,500	3,027
Metropolitan Transportation Authority Revenue
4.00%, 11/15/35, Continuously Callable @100	9,040	10,551
Series 2, 0.83% (SOFR+80bps), 11/1/32, (Put Date 4/1/26) (e)	3,000	2,980
Series A, 11/15/32 (g)	10,000	7,996
Series A-1, 5.00%, 2/1/23	4,000	4,291
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (e)	7,315	9,580
Series B-1, 5.00%, 5/15/22	1,000	1,041
Series C-1, 5.00%, 11/15/29, Continuously Callable @100	7,030	8,860
Series C-1, 4.00%, 11/15/32, Continuously Callable @100	9,300	10,903
Series C-1, 5.00%, 11/15/34, Continuously Callable @100	6,295	7,403
Series C-1, 5.00%, 11/15/36, Continuously Callable @100	3,705	4,470
Series D-1, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,352
Series F, 5.00%, 11/15/34, Continuously Callable @100	2,000	2,351
Series F, 5.00%, 11/15/35, Continuously Callable @100	3,000	3,523
Metropolitan Transportation Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A-1, 4.00%, 11/15/41, Continuously Callable @100	9,820	11,561
Monroe County Industrial Development Corp. Revenue
4.00%, 12/1/38, Continuously Callable @100	1,200	1,402
4.00%, 12/1/39, Continuously Callable @100	1,200	1,398
New York City Transitional Finance Authority Future Tax Secured Revenue, 4.00%, 11/1/38, Continuously Callable @100	1,250	1,523
New York City Trust for Cultural Resources Revenue, Series A, 4.00%, 12/1/34, Continuously Callable @100	2,000	2,405
New York Liberty Development Corp. Revenue
2.63%, 9/15/69, Continuously Callable @100	3,350	3,472
2.80%, 9/15/69, Continuously Callable @100	20,500	21,102
New York State Dormitory Authority Revenue
5.00%, 12/1/35, Continuously Callable @100 (f)	600	726
6.00%, 7/1/40, Continuously Callable @100 (m)	3,630	3,669
Series A, 5.00%, 5/1/23	15	16
Series A, 5.00%, 5/1/23	735	790
Series A, 5.00%, 5/1/24, Continuously Callable @100	735	790
Series A, 5.00%, 5/1/24, Pre-refunded 5/1/23 @ 100	15	16
Series A, 5.00%, 5/1/25, Continuously Callable @100	1,175	1,262
Series A, 5.00%, 5/1/25, Pre-refunded 5/1/23 @ 100	25	27

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 5/1/26, Continuously Callable @100	$980	$1,052
Series A, 5.00%, 5/1/26, Pre-refunded 5/1/23 @ 100	20	22
Series A, 4.00%, 9/1/36, Continuously Callable @100	500	582
Series A, 4.00%, 9/1/37, Continuously Callable @100	350	407
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,250	1,452
Series A, 4.00%, 9/1/40, Continuously Callable @100	750	868
Series A, 4.00%, 3/15/41, Continuously Callable @100	20,000	24,017
Series A, 4.00%, 3/15/43, Continuously Callable @100	20,000	23,947
Series A-1, 4.00%, 7/1/40, Continuously Callable @100	4,535	5,066
Series B, 5.00%, 2/15/32, Continuously Callable @100	19,995	23,157
Series B, 5.00%, 2/15/32, Pre-refunded 2/15/25 @ 100	5	6
New York State Dormitory Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/27, Continuously Callable @100	1,000	1,147
Series A, 5.00%, 10/1/28, Continuously Callable @100	1,000	1,145
Series A, 5.00%, 10/1/29, Continuously Callable @100	1,300	1,488
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 0.49%, 8/1/50, Continuously Callable @100 (c)(f)	5,055	5,055
New York State Urban Development Corp. Revenue, Series E, 4.00%, 3/15/38, Continuously Callable @100	20,000	24,024
Niagara Falls City School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/15/23	1,670	1,822
5.00%, 6/15/24	1,450	1,643
5.00%, 6/15/25, Continuously Callable @100	1,670	1,889
Saratoga County Capital Resource Corp. Revenue, Series A, 5.00%, 12/1/28, Continuously Callable @100	790	877
Suffolk County Economic Development Corp. Revenue
5.00%, 7/1/28, Pre-refunded 7/1/21 @ 100	220	220
5.00%, 7/1/28, Continuously Callable @100	1,280	1,280
Town of Oyster Bay, GO
4.00%, 2/15/24	5,415	5,870
4.00%, 2/15/25	9,750	10,824
4.00%, 2/15/26	3,000	3,399
Westchester County Local Development Corp. Revenue, 5.00%, 1/1/28, Continuously Callable @100	1,350	1,429
		304,113
North Carolina (0.4%):
North Carolina Capital Facilities Finance Agency Revenue, Series A, 0.12%, 7/1/34, (Put Date 9/1/21) (e)	2,200	2,197
North Carolina Medical Care Commission Revenue
5.00%, 10/1/25	1,500	1,611
6.38%, 7/1/26, Pre-refunded 7/1/21 @ 100	4,805	4,805
5.00%, 10/1/30, Continuously Callable @100	1,850	2,013
5.00%, 10/1/40, Continuously Callable @103	1,050	1,220
5.00%, 10/1/45, Continuously Callable @103	1,000	1,152
Series A, 4.00%, 9/1/40, Continuously Callable @100	3,050	3,264
Series A, 4.00%, 10/1/40, Continuously Callable @103	600	675
Series A, 5.00%, 10/1/40, Continuously Callable @103	1,800	2,195
Series A, 5.00%, 10/1/45, Continuously Callable @103	1,800	2,186
Series A, 4.00%, 10/1/45, Continuously Callable @103	1,000	1,117
		22,435
North Dakota (0.3%):
City of Grand Forks Revenue, 5.00%, 12/1/29, Continuously Callable @100	11,085	11,289
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	4,500	5,287
		16,576
Ohio (2.7%):
Akron Bath Copley Joint Township Hospital District Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 11/15/36, Continuously Callable @100	$1,000	$1,158
4.00%, 11/15/37, Continuously Callable @100	800	924
4.00%, 11/15/38, Continuously Callable @100	500	577
City of Centerville Revenue, 5.25%, 11/1/37, Continuously Callable @100	2,250	2,619
City of Cleveland Airport System Revenue
Series A, 5.00%, 1/1/30, Pre-refunded 1/1/22 @ 100	2,000	2,049
Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,024
County of Allen Hospital Facilities Revenue
4.00%, 12/1/40, Continuously Callable @100	7,500	8,956
Series A, 4.00%, 8/1/36, Continuously Callable @100	5,000	5,844
Series A, 4.00%, 8/1/37, Continuously Callable @100	10,800	12,617
County of Cuyahoga Revenue
4.00%, 2/15/29, Continuously Callable @100	7,430	8,489
5.00%, 2/15/37, Continuously Callable @100	4,000	4,671
County of Hamilton Revenue
5.00%, 1/1/31, Continuously Callable @100	1,350	1,541
5.00%, 1/1/36, Continuously Callable @100	1,400	1,591
5.00%, 9/15/39, Continuously Callable @100	1,375	1,741
5.00%, 9/15/40, Continuously Callable @100	1,100	1,391
County of Hamilton Sales Tax Revenue (INS - AMBAC Assurance Corp.), Series B, 12/1/25 (g)	4,365	4,179
County of Hardi Revenue, 5.25%, 5/1/40, Continuously Callable @103	2,000	2,160
County of Montgomery Revenue
3.00%, 11/15/36, Continuously Callable @100	7,000	7,531
5.00%, 11/15/37, Continuously Callable @100	2,200	2,724
County of Ross Revenue, 5.00%, 12/1/39, Continuously Callable @100	2,405	3,024
Dayton City School District, GO
5.00%, 11/1/28	2,805	3,605
5.00%, 11/1/29	3,655	4,788
5.00%, 11/1/30	3,160	4,217
5.00%, 11/1/31	2,000	2,721
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/31, Continuously Callable @100	1,000	1,159
5.00%, 5/1/33, Continuously Callable @100	500	578
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/29, Continuously Callable @100	2,000	2,160
Ohio Water Development Authority Revenue, 12/1/33 (j)(n)	26,000	–
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	9,535	9,548
Southeastern Ohio Port Authority Revenue
5.50%, 12/1/29, Continuously Callable @100	750	834
5.00%, 12/1/35, Continuously Callable @100	750	813
State of Ohio Revenue
5.00%, 1/15/34, Continuously Callable @100	7,210	8,533
5.00%, 1/15/35, Continuously Callable @100	6,000	7,096
5.00%, 1/15/36, Continuously Callable @100	3,070	3,628
4.00%, 11/15/36, Continuously Callable @100	1,260	1,466
4.00%, 11/15/38, Continuously Callable @100	1,270	1,471
4.00%, 11/15/40, Continuously Callable @100	655	756
Series A, 4.00%, 1/15/38, Continuously Callable @100	1,000	1,187
Series A, 4.00%, 1/15/40, Continuously Callable @100	1,800	2,120
Village of Bluffton Revenue
5.00%, 12/1/31, Continuously Callable @100	1,500	1,875
4.00%, 12/1/32, Continuously Callable @100	1,500	1,757
4.00%, 12/1/33, Continuously Callable @100	1,600	1,869
4.00%, 12/1/34, Continuously Callable @100	1,795	2,092
		139,083
Oklahoma (0.5%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/21	710	710

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Muskogee Industrial Trust Revenue, Series A, 0.17%, 6/1/27, Continuously Callable @100 (c)	$15,000	$15,000
Oklahoma Development Finance Authority Revenue, Series B, 5.00%, 8/15/33, Continuously Callable @100	4,100	5,024
Tulsa County Industrial Authority Revenue
5.00%, 11/15/28, Continuously Callable @102	940	1,059
5.00%, 11/15/30, Continuously Callable @102	1,780	2,000
		23,793
Oregon (0.1%):
Clackamas County Hospital Facility Authority Revenue
5.00%, 11/15/32, Continuously Callable @102	500	564
5.00%, 11/15/37, Continuously Callable @102	500	559
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/35, Continuously Callable @100	275	349
Series A, 5.00%, 10/1/40, Continuously Callable @100	1,750	2,196
		3,668
Pennsylvania (7.6%):
Allegheny County Hospital Development Authority Revenue
5.00%, 4/1/35, Continuously Callable @100	7,315	9,082
5.00%, 4/1/36, Continuously Callable @100	8,000	9,916
4.00%, 7/15/37, Continuously Callable @100	2,000	2,348
4.00%, 7/15/38, Continuously Callable @100	1,500	1,755
4.00%, 7/15/39, Continuously Callable @100	1,440	1,665
Allegheny County Sanitary Authority Revenue (INS - Assured Guaranty Municipal Corp.)
4.00%, 12/1/33, Continuously Callable @100	1,500	1,709
4.00%, 12/1/34, Continuously Callable @100	1,475	1,675
Berks County IDA Revenue
4.00%, 11/1/33, Continuously Callable @100	1,300	1,352
5.00%, 11/1/34, Continuously Callable @100	2,000	2,185
5.00%, 11/1/35, Continuously Callable @100	3,000	3,267
Bethlehem Authority Revenue, 5.00%, 11/15/30, Continuously Callable @100	3,000	3,191
Bucks County IDA Revenue
5.00%, 10/1/30, Continuously Callable @103	325	375
5.00%, 10/1/31, Continuously Callable @103	450	518
5.00%, 10/1/37, Continuously Callable @103	2,260	2,549
Butler County Hospital Authority Revenue, 5.00%, 7/1/35, Continuously Callable @100	1,885	2,174
Chester County IDA Revenue
5.00%, 10/1/34, Continuously Callable @100	1,000	1,092
Series A, 5.13%, 10/15/37, Continuously Callable @100	2,750	3,144
City of Philadelphia Airport Revenue, Series A, 4.00%, 7/1/33, Continuously Callable @100	11,420	13,892
Commonwealth Financing Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,250	1,539
5.00%, 6/1/34, Continuously Callable @100	2,000	2,461
Series A, 5.00%, 6/1/34, Continuously Callable @100	5,000	5,779
Commonwealth of Pennsylvania Certificate of Participation
Series A, 5.00%, 7/1/34, Continuously Callable @100	1,350	1,644
Series A, 5.00%, 7/1/35, Continuously Callable @100	750	911
Series A, 5.00%, 7/1/37, Continuously Callable @100	800	968
County of Beaver, GO
4.00%, 4/15/28	2,195	2,580
4.00%, 4/15/28	695	847
4.00%, 4/15/29, Continuously Callable @100	1,900	2,230
4.00%, 4/15/29, Pre-refunded 4/15/28 @ 100	600	730
4.00%, 4/15/30, Continuously Callable @100	4,490	5,244
4.00%, 4/15/30, Pre-refunded 4/15/28 @ 100	510	621
County of Lehigh Revenue
4.00%, 7/1/37, Continuously Callable @100	2,000	2,365

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/38, Continuously Callable @100	$2,000	$2,361
4.00%, 7/1/39, Continuously Callable @100	2,000	2,362
County of Luzerne, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 11/15/29, Continuously Callable @100	5,000	5,898
Cumberland County Municipal Authority Revenue
4.00%, 11/1/36, Continuously Callable @100	1,250	1,477
4.00%, 11/1/37, Continuously Callable @100	2,130	2,505
Dauphin County General Authority Revenue
4.00%, 6/1/30, Continuously Callable @100	2,000	2,305
4.00%, 6/1/31, Continuously Callable @100	1,000	1,122
Delaware County Authority Revenue
5.00%, 10/1/30	1,200	1,457
5.00%, 10/1/35, Continuously Callable @100	2,220	2,711
5.00%, 10/1/39, Continuously Callable @100	2,250	2,708
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/34, Continuously Callable @100	3,000	3,706
Delaware River Port Authority Revenue, 5.00%, 1/1/25, Continuously Callable @100	2,720	2,914
Latrobe Industrial Development Authority Revenue
4.00%, 3/1/40, Continuously Callable @100	250	275
4.00%, 3/1/41, Continuously Callable @100	250	275
4.00%, 3/1/46, Continuously Callable @100	750	827
Montgomery County Higher Education & Health Authority Revenue
5.00%, 9/1/34, Continuously Callable @100	1,750	2,167
5.00%, 9/1/35, Continuously Callable @100	1,850	2,286
4.00%, 9/1/36, Continuously Callable @100	1,100	1,289
4.00%, 9/1/37, Continuously Callable @100	1,000	1,168
5.00%, 9/1/37, Continuously Callable @100	1,750	2,157
4.00%, 9/1/38, Continuously Callable @100	900	1,049
4.00%, 9/1/39, Continuously Callable @100	1,000	1,160
Montgomery County IDA Revenue
5.00%, 11/15/23, Pre-refunded 5/15/22 @ 100	1,200	1,251
5.00%, 11/15/24, Pre-refunded 5/15/22 @ 100	2,750	2,866
Montour School District, GO (INS - Assured Guaranty Municipal Corp.)
Series B, 5.00%, 4/1/33, Continuously Callable @100	1,000	1,170
Series B, 5.00%, 4/1/34, Continuously Callable @100	1,500	1,754
Series B, 5.00%, 4/1/35, Continuously Callable @100	1,500	1,753
Northampton County General Purpose Authority Revenue, 1.10% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24) (e)(l)	4,645	4,639
Northeastern Pennsylvania Hospital & Education Authority Revenue, Series A, 5.00%, 3/1/37, Continuously Callable @100	1,525	1,662
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/33, Continuously Callable @103 (k)	1,750	1,982
3.00%, 4/1/39, Continuously Callable @100	30,000	32,779
4.00%, 7/1/41, Continuously Callable @103 (k)	1,050	1,176
Pennsylvania Higher Educational Facilities Authority Revenue
5.00%, 7/1/32, Pre-refunded 7/1/22 @ 100	1,625	1,704
Series A, 5.25%, 7/15/25, Continuously Callable @100	1,730	1,905
Series A, 5.25%, 7/15/26, Continuously Callable @100	2,020	2,222
Series A, 5.25%, 7/15/27, Continuously Callable @100	2,125	2,336
Series A, 5.25%, 7/15/28, Continuously Callable @100	2,245	2,466
Series A, 5.00%, 7/15/30, Continuously Callable @100	2,415	2,635
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,965	2,148
Pennsylvania Turnpike Commission Revenue
5.00%, 6/1/35, Continuously Callable @100	10,655	12,560
5.00%, 6/1/36, Continuously Callable @100	8,255	9,723
Series A-1, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,718
Series A-1, 5.00%, 12/1/33, Continuously Callable @100	4,345	4,972
Series A-1, 5.00%, 12/1/34, Continuously Callable @100	3,000	3,539
Series A-1, 5.00%, 12/1/35, Continuously Callable @100	3,320	3,913
Series A-1, 5.00%, 12/1/36, Continuously Callable @100	3,690	4,346

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 12/1/32, Continuously Callable @100	$3,500	$4,135
Series B, 5.00%, 12/1/33, Continuously Callable @100	7,145	8,435
Series B, 4.00%, 6/1/34, Continuously Callable @100	20,000	22,906
Series B, 5.00%, 12/1/34, Continuously Callable @100	6,250	7,373
Series B, 5.00%, 12/1/34, Continuously Callable @100	2,000	2,370
Series B, 5.00%, 12/1/35, Continuously Callable @100	5,700	6,719
Series B, 5.00%, 12/1/35, Continuously Callable @100	2,000	2,369
Philadelphia IDA Revenue
5.00%, 5/1/35, Continuously Callable @100	750	928
5.00%, 5/1/36, Continuously Callable @100	1,500	1,857
5.00%, 5/1/38, Continuously Callable @100	1,000	1,236
5.00%, 6/15/40, Continuously Callable @100 (f)	900	1,064
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 9/1/34, Continuously Callable @100	1,750	2,104
Series B, 4.00%, 9/1/35, Continuously Callable @100	300	360
Reading School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 3/1/36, Continuously Callable @100	2,000	2,421
5.00%, 3/1/37, Continuously Callable @100	1,500	1,817
School District of Philadelphia, GO
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,255
Series A, 5.00%, 9/1/35, Continuously Callable @100	1,000	1,253
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,000	1,251
Series A, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,250
Series A, 4.00%, 9/1/38, Continuously Callable @100	1,700	2,013
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,600	1,891
Series F, 5.00%, 9/1/31, Continuously Callable @100	9,895	11,987
Series F, 5.00%, 9/1/32, Continuously Callable @100	5,000	6,052
Series F, 5.00%, 9/1/33, Continuously Callable @100	4,000	4,837
Series F, 5.00%, 9/1/34, Continuously Callable @100	5,100	6,161
School District of the City of Erie, GO (INS - Assured Guaranty Municipal Corp.), Series A, 4.00%, 4/1/33, Continuously Callable @100	1,150	1,337
Scranton School District, GO (INS - Build America Mutual Assurance Co.)
Series E, 5.00%, 12/1/32, Continuously Callable @100	1,000	1,246
Series E, 5.00%, 12/1/33, Continuously Callable @100	1,600	1,990
Series E, 5.00%, 12/1/35, Continuously Callable @100	750	929
State Public School Building Authority Revenue
5.00%, 4/1/23, Pre-refunded 4/1/22 @ 100	1,250	1,296
5.00%, 6/1/29, Continuously Callable @100	10,000	12,180
State Public School Building Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 6/1/31, Continuously Callable @100	6,100	7,386
4.00%, 12/1/31, Continuously Callable @100	13,085	15,059
4.00%, 12/1/31, Pre-refunded 12/1/26 @ 100	2,295	2,710
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30) (e)	3,300	3,641
Westmoreland County IDA Revenue, Series A, 4.00%, 7/1/37, Continuously Callable @100	1,400	1,648
		394,672
Puerto Rico (0.0%):(a)
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.00%, 4/1/27, Continuously Callable @100	2,600	2,632

Rhode Island (0.3%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,250
Rhode Island Turnpike & Bridge Authority Revenue
Series A, 5.00%, 10/1/33, Continuously Callable @100	1,350	1,607
Series A, 5.00%, 10/1/35, Continuously Callable @100	4,345	5,164

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Tobacco Settlement Financing Corp. Revenue
Series A, 5.00%, 6/1/28, Continuously Callable @100	$2,000	$2,310
Series A, 5.00%, 6/1/29, Continuously Callable @100	2,000	2,309
Series A, 5.00%, 6/1/30, Continuously Callable @100	2,500	2,884
		16,524
South Carolina (1.0%):
Lexington County Health Services District, Inc. Revenue
4.00%, 11/1/31, Continuously Callable @100	1,000	1,178
4.00%, 11/1/32, Continuously Callable @100	1,000	1,172
Patriots Energy Group Financing Agency Revenue, Series B, 0.92% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24) (e)(l)	20,000	20,331
Piedmont Municipal Power Agency Revenue (INS - Assured Guaranty Corp.)
Series C, 5.00%, 1/1/28, Continuously Callable @100	7,200	7,228
Series D, 5.00%, 1/1/28, Continuously Callable @100	2,700	2,711
South Carolina Public Service Authority Revenue
Series A, 5.00%, 12/1/34, Continuously Callable @100	9,835	11,726
Series A, 5.00%, 12/1/35, Continuously Callable @100	7,000	8,326
		52,672
Tennessee (0.7%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.07%, 5/1/39, Continuously Callable @100 (c)(d)	8,100	8,100
Greeneville Health & Educational Facilities Board Revenue
5.00%, 7/1/35, Continuously Callable @100	2,710	3,284
5.00%, 7/1/36, Continuously Callable @100	3,000	3,626
5.00%, 7/1/37, Continuously Callable @100	3,500	4,227
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue, 5.00%, 7/1/35, Continuously Callable @100	5,000	5,988
New Memphis Arena Public Building Authority Revenue
1.72%, 4/1/32, Continuously Callable @98	875	728
1.83%, 4/1/33, Continuously Callable @96	875	706
1.88%, 4/1/34, Continuously Callable @94	875	689
2.01%, 4/1/35, Continuously Callable @92	875	665
Tennessee Energy Acquisition Corp. Revenue, Series A, 5.00%, 5/1/52, (Put Date 11/1/31) (e)	6,500	8,613
		36,626
Texas (11.7%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/34, Continuously Callable @100	550	569
5.00%, 1/1/34, Continuously Callable @100	1,105	1,245
Board of Managers Joint Guadalupe County-City of Seguin Hospital Revenue
5.00%, 12/1/25	2,740	3,088
5.00%, 12/1/27, Continuously Callable @100	2,990	3,350
5.00%, 12/1/28, Continuously Callable @100	1,640	1,832
5.00%, 12/1/29, Continuously Callable @100	1,600	1,783
5.00%, 12/1/30, Continuously Callable @100	1,700	1,890
5.25%, 12/1/35, Continuously Callable @100	5,150	5,711
Central Texas Regional Mobility Authority Revenue
1/1/22 (g)	885	883
5.00%, 1/1/22	500	511
5.00%, 1/1/23	500	534
1/1/24 (g)	7,000	6,880
1/1/26 (g)	2,535	2,421
5.00%, 1/1/33, Pre-refunded 1/1/23 @ 100	3,500	3,751
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,250	1,455
Series A, 5.00%, 1/1/35, Continuously Callable @100	1,100	1,280
Central Texas Turnpike System Revenue
Series C, 5.00%, 8/15/33, Continuously Callable @100	10,000	11,308
Series C, 5.00%, 8/15/34, Continuously Callable @100	8,500	9,607

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Arlington Special Tax (INS - Build America Mutual Assurance Co.)
Series C, 5.00%, 2/15/34, Continuously Callable @100	$1,500	$1,830
Series C, 5.00%, 2/15/35, Continuously Callable @100	1,500	1,825
Series C, 5.00%, 2/15/36, Continuously Callable @100	3,100	3,766
Series C, 5.00%, 2/15/37, Continuously Callable @100	3,305	4,009
Series C, 5.00%, 2/15/38, Continuously Callable @100	4,380	5,309
City of Corpus Christi Utility System Revenue
4.00%, 7/15/32, Continuously Callable @100	1,800	2,085
4.00%, 7/15/33, Continuously Callable @100	1,100	1,272
4.00%, 7/15/34, Continuously Callable @100	1,050	1,212
4.00%, 7/15/35, Continuously Callable @100	1,000	1,150
City of Houston Hotel Occupancy Tax & Special Revenue
5.00%, 9/1/29, Continuously Callable @100	2,300	2,584
5.00%, 9/1/30, Continuously Callable @100	1,000	1,123
5.00%, 9/1/32, Continuously Callable @100	5,615	6,295
5.00%, 9/1/33, Continuously Callable @100	5,345	5,987
5.00%, 9/1/34, Continuously Callable @100	2,150	2,407
5.00%, 9/1/35, Continuously Callable @100	1,575	1,761
City of Laredo Waterworks & Sewer System Revenue
4.00%, 3/1/32, Continuously Callable @100	740	849
4.00%, 3/1/33, Continuously Callable @100	1,000	1,147
4.00%, 3/1/34, Continuously Callable @100	1,000	1,144
4.00%, 3/1/36, Continuously Callable @100	1,500	1,702
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/33, Continuously Callable @100	2,130	2,592
4.00%, 8/15/34, Continuously Callable @100	2,275	2,766
4.00%, 8/15/35, Continuously Callable @100	2,375	2,883
4.00%, 8/15/36, Continuously Callable @100	3,710	4,497
4.00%, 8/15/37, Continuously Callable @100	3,860	4,671
4.00%, 8/15/38, Continuously Callable @100	4,015	4,848
4.00%, 8/15/39, Continuously Callable @100	4,305	5,186
Series A, 4.00%, 8/15/32, Continuously Callable @100	1,300	1,504
Dallas/Fort Worth International Airport Revenue
Series D, 5.25%, 11/1/28, Continuously Callable @100	2,000	2,230
Series D, 5.25%, 11/1/29, Continuously Callable @100	7,500	8,356
Decatur Hospital Authority Revenue
Series A, 5.25%, 9/1/29, Continuously Callable @100	1,000	1,132
Series A, 5.00%, 9/1/34, Continuously Callable @100	1,000	1,120
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 12/1/27, Pre-refunded 12/1/22 @ 100	4,710	5,029
5.00%, 6/1/28, Continuously Callable @100	1,400	1,483
0.60% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24) (e)	3,330	3,298
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
5.00%, 3/1/30, Continuously Callable @100	750	864
5.00%, 3/1/31, Continuously Callable @100	2,030	2,338
5.00%, 3/1/32, Continuously Callable @100	2,500	2,877
Houston Higher Education Finance Corp. Revenue
Series A, 5.25%, 9/1/31, Pre-refunded 9/1/22 @ 100	3,850	4,077
Series A, 5.25%, 9/1/32, Pre-refunded 9/1/22 @ 100	4,075	4,315
Karnes County Hospital District Revenue
5.00%, 2/1/29, Continuously Callable @100	4,000	4,470
5.00%, 2/1/34, Continuously Callable @100	4,000	4,456
Main Street Market Square Redevelopment Authority Tax Allocation (INS - Build America Mutual Assurance Co.)
5.00%, 9/1/29, Continuously Callable @100	1,215	1,414
5.00%, 9/1/30, Continuously Callable @100	1,380	1,604
5.00%, 9/1/31, Continuously Callable @100	2,000	2,322
5.00%, 9/1/32, Continuously Callable @100	1,500	1,740

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 9/1/33, Continuously Callable @100	$2,680	$3,107
Matagorda County Navigation District No. 1 Revenue
2.60%, 11/1/29	14,010	15,032
4.00%, 6/1/30, Continuously Callable @100	5,405	5,720
Mesquite Health Facilities Development Corp. Revenue
5.00%, 2/15/26	3,100	2,458
5.00%, 2/15/35, Continuously Callable @100	1,075	852
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/1/31, Continuously Callable @102	1,000	1,141
4.00%, 11/1/36, Continuously Callable @102	1,475	1,612
Series A, 5.00%, 7/1/30, Continuously Callable @100	7,500	6,375
Series A, 5.00%, 7/1/35, Continuously Callable @100	9,000	7,650
Newark Higher Education Finance Corp. Revenue
4.00%, 4/1/32, Continuously Callable @100	1,635	1,867
4.00%, 4/1/33, Continuously Callable @100	2,000	2,275
4.00%, 4/1/34, Continuously Callable @100	4,470	5,062
4.00%, 4/1/35, Continuously Callable @100	1,650	1,859
4.00%, 4/1/36, Continuously Callable @100	2,150	2,409
North East Texas Regional Mobility Authority Revenue
5.00%, 1/1/36, Continuously Callable @100	7,000	8,222
Series B, 5.00%, 1/1/36, Continuously Callable @100	5,485	6,407
North Texas Tollway Authority Revenue
Series A, 5.00%, 1/1/32, Continuously Callable @100	8,000	9,209
Series A, 5.00%, 1/1/34, Continuously Callable @100	1,515	1,796
Series A, 4.00%, 1/1/39, Continuously Callable @100	14,620	17,516
Series B, 5.00%, 1/1/31, Continuously Callable @100	1,500	1,669
Series B, 5.00%, 1/1/34, Continuously Callable @100	7,500	8,613
Series B, 4.00%, 1/1/38, Continuously Callable @100	2,000	2,425
Series B, 4.00%, 1/1/39, Continuously Callable @100	2,500	3,033
Series B, 4.00%, 1/1/40, Continuously Callable @100	1,625	1,974
North Texas Tollway Authority Revenue (INS - Assured Guaranty Corp.), 1/1/29 (g)	20,000	18,048
North Texas Tollway Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series B, 4.00%, 1/1/35, Continuously Callable @100	2,000	2,308
Series B, 4.00%, 1/1/36, Continuously Callable @100	1,695	1,949
Permanent University Fund - University of Texas System Revenue
5.00%, 7/1/32, Continuously Callable @100	2,230	2,614
5.00%, 7/1/33, Continuously Callable @100	3,250	3,807
5.00%, 7/1/34, Continuously Callable @100	2,500	2,927
Port of Port Arthur Navigation District Revenue
0.10%, 11/1/40, Continuously Callable @100 (c)(d)	65,000	65,000
0.08%, 11/1/40, Continuously Callable @100 (c)	9,800	9,800
Series A, 0.06%, 4/1/40, Continuously Callable @100 (c)	30,470	30,470
Series B, 0.06%, 4/1/40, Continuously Callable @100 (c)	16,850	16,850
Series C, 0.07%, 4/1/40, Continuously Callable @100 (c)	21,710	21,710
San Antonio Housing Trust Finance Corp. Revenue (NBGA - Federal Home Loan Mortgage Corp.), 3.50%, 4/1/43, (Put Date 10/1/28) (e)	14,935	15,895
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.00%, 11/15/30, Continuously Callable @100	2,145	2,567
5.00%, 11/15/31, Continuously Callable @100	2,250	2,683
5.00%, 11/15/32, Continuously Callable @100	2,365	2,807
5.00%, 11/15/37, Continuously Callable @100	2,175	2,554
Series B, 5.00%, 7/1/37, Continuously Callable @100	18,225	22,674
Series B, 5.00%, 7/1/38, Continuously Callable @100	19,115	23,735
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	9,835	13,332
Texas Private Activity Bond Surface Transportation Corp. Revenue
4.00%, 6/30/38, Continuously Callable @100	3,300	3,876
4.00%, 12/31/38, Continuously Callable @100	3,850	4,520

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
4.00%, 6/30/39, Continuously Callable @100	$2,150	$2,521
Texas Transportation Commission State Highway Fund Revenue, 5.00%, 10/1/26	7,235	8,893
Trophy Club Public Improvement District No. 1 Special Assessment (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/33, Continuously Callable @100	6,960	7,959
Tyler Health Facilities Development Corp. Revenue, 5.50%, 7/1/27, Pre-refunded 7/1/21 @ 100	10,000	10,000
Waco Educational Finance Corp. Revenue
4.00%, 3/1/39, Continuously Callable @100 (k)	1,250	1,497
4.00%, 3/1/40, Continuously Callable @100 (k)	1,000	1,195
4.00%, 3/1/41, Continuously Callable @100 (k)	1,000	1,193
		609,294
Utah (0.1%):
Jordanelle Special Service District Special Assessment
Series A, 12.00%, 8/1/30, Continuously Callable @100 (f)	3,540	3,553
Series B, 12.00%, 8/1/30, Continuously Callable @100 (f)	1,938	1,945
		5,498
Vermont (0.3%):
Vermont Educational & Health Buildings Financing Agency Revenue, Series A, 5.00%, 12/1/36, Continuously Callable @100	2,500	2,976
Winooski School District, GO, 1.25%, 10/15/21	12,500	12,531
		15,507
Virgin Islands (0.1%):
Virgin Islands Public Finance Authority Revenue, 5.00%, 9/1/30, Continuously Callable @100 (f)	6,500	7,324

Virginia (0.8%):
Chesapeake Hospital Authority Revenue
4.00%, 7/1/36, Continuously Callable @100	1,175	1,366
4.00%, 7/1/37, Continuously Callable @100	1,205	1,398
Fairfax County Economic Development Authority Revenue, Series A, 5.00%, 10/1/36, Continuously Callable @102	2,150	2,401
Stafford County Economic Development Authority Revenue
5.00%, 6/15/33, Continuously Callable @100	750	897
5.00%, 6/15/34, Continuously Callable @100	2,620	3,130
5.00%, 6/15/35, Continuously Callable @100	1,930	2,303
Virginia College Building Authority Revenue
4.00%, 2/1/34, Continuously Callable @100	10,000	11,643
4.00%, 2/1/36, Continuously Callable @100	3,000	3,467
Virginia Small Business Financing Authority Revenue
Series A, 4.00%, 1/1/37, Continuously Callable @103	2,750	3,156
Series A, 4.00%, 1/1/38, Continuously Callable @103	3,000	3,439
Series A, 4.00%, 1/1/39, Continuously Callable @103	3,500	4,007
Series A, 4.00%, 1/1/40, Continuously Callable @103	4,000	4,571
		41,778
Washington (0.4%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/33, Continuously Callable @100	3,090	3,651
5.00%, 8/15/34, Continuously Callable @100	3,470	4,083
5.00%, 7/1/35, Continuously Callable @100	2,355	2,900
5.00%, 7/1/36, Continuously Callable @100	2,250	2,763
4.00%, 7/1/37, Continuously Callable @100	3,125	3,573
Washington State Housing Finance Commission Revenue, Series A-1, 3.50%, 12/20/35	2,700	3,135
		20,105
West Virginia (0.3%):
West Virginia Hospital Finance Authority Revenue
5.00%, 6/1/33, Continuously Callable @100	1,850	2,261
5.00%, 1/1/34, Continuously Callable @100	2,360	2,920
5.00%, 6/1/34, Continuously Callable @100	2,970	3,626

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Intermediate-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 1/1/35, Continuously Callable @100	$2,920	$3,603
5.00%, 6/1/35, Continuously Callable @100	2,405	2,928
5.00%, 9/1/38, Continuously Callable @100	1,000	1,242
5.00%, 9/1/39, Continuously Callable @100	1,000	1,239
		17,819
Wisconsin (1.2%):
Public Finance Authority Revenue
3.00%, 4/1/25 (f)	330	341
4.00%, 6/15/29, Continuously Callable @100 (f)	295	326
4.00%, 9/1/29, Continuously Callable @103 (f)	1,250	1,381
5.25%, 5/15/37, Continuously Callable @102 (f)	1,000	1,111
5.00%, 6/15/39, Continuously Callable @100 (f)	410	460
5.00%, 9/1/39, Continuously Callable @103 (f)	2,230	2,527
5.00%, 1/1/40, Continuously Callable @100	3,500	4,172
5.00%, 4/1/40, Continuously Callable @100 (f)	1,175	1,418
5.00%, 1/1/45, Continuously Callable @100	3,275	3,872
Series A, 5.25%, 10/1/38, Continuously Callable @100	3,250	3,829
Series A, 5.00%, 11/15/41, Continuously Callable @103	4,480	5,385
Series A, 4.00%, 7/1/46, Continuously Callable @100	1,100	1,261
Series D, 4.05%, 11/1/30, Continuously Callable @100	1,500	1,607
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 8/15/34, Continuously Callable @100	1,000	1,132
4.00%, 2/15/35, Continuously Callable @100	500	597
4.00%, 11/15/36, Continuously Callable @100	9,830	11,181
4.00%, 2/15/37, Continuously Callable @100	1,000	1,187
4.00%, 3/15/40, Continuously Callable @100	750	832
0.13%, 2/15/53, Callable 8/2/21 @ 100 (c)	6,500	6,500
Series A, 5.00%, 7/15/28, Pre-refunded 7/15/21 @ 100	2,000	2,004
Series A, 5.13%, 4/15/31, Pre-refunded 4/15/23 @ 100	5,000	5,442
Series C, 5.00%, 8/15/26, Pre-refunded 8/15/22 @ 100	1,500	1,581
Series C, 5.00%, 8/15/29, Pre-refunded 8/15/22 @ 100	1,935	2,039
		60,185
Total Municipal Bonds (Cost $4,783,596)		5,169,078

Total Investments (Cost $4,783,795) — 99.6%		5,169,370
Other assets in excess of liabilities — 0.4%		20,247
NET ASSETS - 100.00%		$5,189,617

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(e)	Put Bond.
(f)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $142,844 (thousands) and amounted to 2.8% of net assets.
(g)	Zero-coupon bond.
(h)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.00%.
(i)	Stepped-coupon security converts to coupon form on 11/1/25 with a rate of 4.35%.
(j)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.1% of net assets.
(k)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(l)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.

(m)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. At June 30, 2021, the fair value of these securities was $3,669 (thousands) and amounted to 0.1% of net assets.
(n)	Security was fair valued based using significant unobservable inputs as of June 30, 2021.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Utilities (0.0%):
Energy Harbor Corp. (b)	2,456	$89

Total Common Stocks (Cost $61)		89

Municipal Bonds (100.4%)
Alabama (1.0%):
Homewood Educational Building Authority Revenue, 5.00%, 12/1/47, Continuously Callable @100	$4,500	5,370
Montgomery Medical Clinic Board Revenue, 5.00%, 3/1/36, Continuously Callable @100	1,750	2,018
The Lower Alabama Gas District Revenue, Series A, 5.00%, 9/1/46	11,500	17,299
		24,687
Alaska (0.1%):
Northern Tobacco Securitization Corp. Revenue, Series A, 4.00%, 6/1/50, Continuously Callable @100	1,000	1,185

Arizona (3.0%):
Apache County IDA Revenue, Series A, 4.50%, 3/1/30, Continuously Callable @100	5,000	5,130
Arizona Health Facilities Authority Revenue
5.00%, 2/1/42, Continuously Callable @100	6,000	6,156
1.88% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23) (c)	5,000	5,122
Arizona IDA Revenue, 5.00%, 7/1/52, Continuously Callable @100	1,725	1,999
City of Phoenix Civic Improvement Corp. Revenue (INS - National Public Finance Guarantee Corp.)
Series B, 5.50%, 7/1/29	1,000	1,306
Series B, 5.50%, 7/1/30	1,500	1,995
Maricopa County IDA Revenue, 5.00%, 7/1/47, Continuously Callable @100	1,600	1,856
Maricopa County Pollution Control Corp. Revenue, Series A, 0.08%, 6/1/43, Callable 8/2/21 @ 100 (d)	19,300	19,300
Pinal County Electric District No. 3 Revenue, 4.00%, 7/1/41, Continuously Callable @100	10,000	11,228
The City of Phoenix IDA Revenue
5.00%, 7/1/41, Continuously Callable @100	1,200	1,381
5.00%, 7/1/42, Continuously Callable @100	1,250	1,486
5.00%, 7/1/44, Continuously Callable @100	6,000	6,693
The Pima County IDA Revenue
4.00%, 9/1/29, Continuously Callable @100	3,000	3,177
5.00%, 6/15/52, Continuously Callable @100 (e)	2,000	2,027
Series A, 4.50%, 6/1/30, Continuously Callable @100	2,685	2,786
The Yavapai County IDA Revenue, 4.00%, 8/1/43, Continuously Callable @100	1,725	1,984
		73,626
Arkansas (0.2%):
Arkansas Development Finance Authority Revenue (INS - AMBAC Assurance Corp.)
7/1/28 (f)	1,000	903
7/1/29 (f)	1,165	1,023
7/1/30 (f)	1,150	982
7/1/36 (f)	2,500	1,714
		4,622
California (6.7%):
California Health Facilities Financing Authority Revenue, 5.00%, 11/15/56, Continuously Callable @100	1,000	1,233

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.49%, 1/1/60, Callable 1/1/37 @ 100 (d)(e)	$5,000	$5,000
California State Public Works Board Revenue
5.00%, 6/1/31, Continuously Callable @100	2,950	3,213
Series B, 5.00%, 10/1/30, Pre-refunded 10/1/21 @ 100	2,000	2,024
Series B, 5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	1,110	1,124
Series B, 5.00%, 10/1/39, Continuously Callable @100	3,500	3,984
Series D, 5.00%, 12/1/29, Continuously Callable @100	2,500	2,551
Series D, 5.00%, 12/1/31, Continuously Callable @100	2,000	2,039
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.)
Series DBE-8052, 0.49%, 4/1/52, Callable 8/9/21 @ 100 (d)(e)	3,245	3,245
Series DBE-8065, 0.49%, 11/1/52, Callable 11/1/21 @ 100 (d)(e)	10,000	10,000
Cerritos Community College District, GO
Series D, 8/1/31 (f)	1,000	850
Series D, 8/1/32 (f)	2,500	2,064
Series D, 8/1/33 (f)	2,175	1,747
Series D, 8/1/34 (f)	1,000	780
Series D, 8/1/35 (f)	1,500	1,135
Series D, 8/1/36 (f)	2,200	1,613
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.49%, 12/1/52, Callable 12/1/21 @ 100 (d)(e)	13,000	13,000
Coachella Valley Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/41 (f)	8,500	5,392
El Camino Community College District, GO
Series C, 8/1/34 (f)	3,000	2,383
Series C, 8/1/38 (f)	3,000	2,045
El Monte Union High School District, GO (INS - Assured Guaranty Municipal Corp.), 6/1/42 (f)	10,000	5,790
Golden State Tobacco Securitization Corp. Revenue, Series A, 5.00%, 6/1/30, Continuously Callable @100	2,000	2,178
Indio Redevelopment Agency Successor Agency Tax Allocation, Series A, 5.25%, 8/15/35, Continuously Callable @100	1,580	1,586
Los Alamitos Unified School District Certificate of Participation
8/1/34, Continuously Callable @100 (g)	1,200	1,397
8/1/42, Continuously Callable @100 (h)	4,500	5,035
Monterey Peninsula Unified School District, GO (INS-Assured Guaranty Municipal Corp.), Series A, 5.50%, 8/1/34, Pre-refunded 8/1/21 @ 100	3,000	3,013
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8072, 0.49%, 1/1/52, Callable 7/13/21 @ 100 (d)(e)	5,000	5,000
Paramount Unified School District, GO
8/1/34 (f)	1,860	1,446
8/1/35 (f)	2,000	1,506
8/1/36 (f)	2,750	2,005
8/1/37 (f)	2,750	1,944
Sacramento City Schools Joint Powers Financing Authority Revenue (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 3/1/36, Continuously Callable @100	2,560	2,823
Series A, 5.00%, 3/1/40, Continuously Callable @100	2,000	2,192
San Diego Public Facilities Financing Authority Revenue, Series A, 5.00%, 10/15/44, Continuously Callable @100	2,500	2,920
San Ysidro School District, GO (INS - Assured Guaranty Municipal Corp.)
Series G, 8/1/36 (f)	13,605	9,954
Series G, 8/1/37 (f)	14,285	10,166
Santa Ana Unified School District Certificate of Participation (INS - Assured Guaranty Municipal Corp.), 4/1/29 (f)	15,000	12,381
State of California, GO

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.25%, 4/1/35, Continuously Callable @100	$8,000	$8,299
5.00%, 2/1/38, Continuously Callable @100	6,750	7,238
5.00%, 10/1/47, Continuously Callable @100	5,000	5,908
Stockton Unified School District, GO (INS - Assured Guaranty Municipal Corp.), Series D, 8/1/34 (f)	8,885	6,796
		164,999
Colorado (2.4%):
Colorado Educational & Cultural Facilities Authority Revenue
4.00%, 12/1/48, Continuously Callable @100	2,500	2,819
5.00%, 4/1/53, Continuously Callable @100	750	909
Series A, 5.25%, 4/1/43, Pre-refunded 4/1/23 @ 100	2,500	2,721
Colorado Health Facilities Authority Revenue
5.00%, 12/1/42, Pre-refunded 6/1/22 @ 100	5,000	5,221
5.00%, 6/1/45, Pre-refunded 6/1/25 @ 100	6,000	7,069
5.00%, 6/1/47, Pre-refunded 6/1/27 @ 100	1,250	1,562
Series A, 4.00%, 8/1/49, Continuously Callable @100	2,500	2,872
Series A, 4.00%, 9/1/50, Continuously Callable @100	1,500	1,710
Series A, 4.00%, 12/1/50, Continuously Callable @103	7,250	8,247
Denver Health & Hospital Authority Revenue, Series A, 4.00%, 12/1/40, Continuously Callable @100	750	860
E-470 Public Highway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 9/1/35, Continuously Callable @64 (f)	10,000	5,889
Park Creek Metropolitan District Revenue
5.00%, 12/1/45, Continuously Callable @100	1,000	1,152
5.00%, 12/1/46, Continuously Callable @100	2,500	2,876
5.00%, 12/1/51, Continuously Callable @100	2,000	2,294
Rampart Range Metropolitan District No. 1 Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 12/1/47, Continuously Callable @100	4,000	4,826
Regional Transportation District Certificate of Participation, Series A, 5.00%, 6/1/44, Continuously Callable @100	5,000	5,393
Southlands Metropolitan District No. 1, GO, Series A-1, 5.00%, 12/1/47, Continuously Callable @100	1,000	1,109
		57,529
Connecticut (0.9%):
Connecticut State Health & Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/49, Continuously Callable @100	3,000	3,392
Mashantucket Western Pequot Tribe Revenue, 6.05%, 7/1/31	59,890	8,984
State of Connecticut, GO
Series A, 5.00%, 4/15/38, Continuously Callable @100	5,500	6,862
Series A, 5.00%, 4/15/39, Continuously Callable @100	1,550	1,964
		21,202
District of Columbia (1.1%):
District of Columbia Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8070, 0.49%, 8/1/40, Callable 1/1/32 @ 105 (d)(e)	7,500	7,500
District of Columbia Revenue
5.00%, 7/1/36, Pre-refunded 7/1/22 @ 100	1,305	1,368
5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	1,500	1,572
6.00%, 7/1/43, Pre-refunded 7/1/23 @ 100	1,700	1,897
6.00%, 7/1/48, Pre-refunded 7/1/23 @ 100	1,450	1,618
5.00%, 7/1/49, Continuously Callable @100	1,275	1,492
5.00%, 7/1/54, Continuously Callable @100	1,140	1,332
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, 5.00%, 10/1/53, Continuously Callable @100	10,000	10,309
		27,088
Florida (8.4%):
Alachua County Health Facilities Authority Revenue, 4.00%, 12/1/49, Continuously Callable @100	7,000	8,126
City of Atlantic Beach Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 11/15/53, Continuously Callable @103	$2,000	$2,321
Series B, 5.63%, 11/15/43, Continuously Callable @100	7,000	7,696
City of Jacksonville Revenue
5.00%, 10/1/29, Continuously Callable @100	2,270	2,403
4.00%, 11/1/45, Continuously Callable @100	2,500	2,885
City of Lakeland Revenue
5.00%, 9/1/37, Continuously Callable @100	500	524
5.00%, 9/1/42, Continuously Callable @100	1,000	1,048
City of Pompano Beach Revenue, 4.00%, 9/1/50, Continuously Callable @103	8,000	8,574
County of Miami-Dade Florida Water & Sewer System Revenue
4.00%, 10/1/51, Continuously Callable @100	2,500	2,974
4.00%, 10/1/51, Continuously Callable @100 (i)	15,430	18,278
Series B, 4.00%, 10/1/49, Continuously Callable @100	22,000	25,700
County of Miami-Dade Rickenbacker Causeway Revenue, 5.00%, 10/1/43, Continuously Callable @100	1,750	1,936
County of Polk Florida Utility System Revenue, 4.00%, 10/1/43, Continuously Callable @100	2,000	2,391
Escambia County Health Facilities Authority Revenue
4.00%, 8/15/45, Continuously Callable @100	5,050	5,839
4.00%, 8/15/50, Continuously Callable @100	6,265	7,198
Florida Development Finance Corp. Revenue
4.00%, 7/1/45, Continuously Callable @100	600	637
4.00%, 7/1/55, Continuously Callable @100	500	528
Series A, 5.00%, 6/15/55, Continuously Callable @100 (e)	1,500	1,708
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 3/1/44, Continuously Callable @100	4,280	4,977
4.00%, 10/1/44, Continuously Callable @100	1,400	1,534
5.00%, 3/1/49, Continuously Callable @100	1,250	1,417
4.00%, 10/1/49, Continuously Callable @100	1,150	1,260
Series A, 5.00%, 4/1/32, Pre-refunded 4/1/22 @ 100	600	622
Series A, 5.25%, 4/1/42, Pre-refunded 4/1/22 @ 100	1,500	1,558
Florida Municipal Loan Council Revenue (INS - Assured Guaranty Municipal Corp.), Series D, 5.25%, 10/1/33, Continuously Callable @100	2,500	2,530
Halifax Hospital Medical Center Revenue, 5.00%, 6/1/46, Continuously Callable @100	3,000	3,443
Lee County IDA Revenue
5.75%, 10/1/42, Pre-refunded 10/1/22 @ 100	4,000	4,280
5.50%, 10/1/47, Pre-refunded 10/1/22 @ 102	5,000	5,433
5.00%, 11/15/49, Continuously Callable @103	12,350	14,087
Lee Memorial Health System Revenue, Series A-1, 4.00%, 4/1/49, Continuously Callable @100	4,500	5,129
Miami-Dade County Expressway Authority Revenue
Series A, 5.00%, 7/1/39, Continuously Callable @100	5,000	5,589
Series A, 5.00%, 7/1/40, Continuously Callable @100	5,000	5,018
Miami-Dade County Health Facilities Authority Revenue, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,254
Orange County Health Facilities Authority Revenue, Series B, 4.00%, 10/1/45, Continuously Callable @100	1,500	1,701
Palm Beach County Health Facilities Authority Revenue
5.00%, 11/15/45, Continuously Callable @103	150	174
5.00%, 5/15/47, Continuously Callable @100	5,000	5,647
Series B, 5.00%, 11/15/42, Continuously Callable @103	1,000	1,202
Palm Beach County Solid Waste Authority Revenue
5.00%, 10/1/31, Pre-refunded 10/1/21 @ 100	155	157
5.00%, 10/1/31, Continuously Callable @100	9,845	9,962
Pinellas County Educational Facilities Authority Revenue
5.00%, 10/1/27, Continuously Callable @100	1,000	1,054
5.25%, 10/1/30, Continuously Callable @100	1,000	1,055
6.00%, 10/1/41, Continuously Callable @100	3,650	3,695

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Polk County IDA Revenue
5.00%, 1/1/49, Continuously Callable @103	$1,000	$1,108
5.00%, 1/1/55, Continuously Callable @103	1,000	1,105
Sarasota County Health Facilities Authority Revenue, 5.00%, 5/15/48, Continuously Callable @103	1,835	2,085
St. Johns County IDA Revenue, 4.00%, 8/1/55, Continuously Callable @103	6,000	6,501
Tampa Housing Authority Revenue, 4.85%, 7/1/36, Callable 8/1/21 @ 100	2,200	2,206
Tampa-Hillsborough County Expressway Authority Revenue, Series B, 5.00%, 7/1/42, Pre-refunded 7/1/22 @ 100	3,050	3,198
Volusia County Educational Facility Authority Revenue, Series B, 5.00%, 10/15/45, Pre-refunded 4/15/25 @ 100	2,000	2,346
Volusia County Educational Facility Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/15/29, Pre-refunded 10/15/21 @ 100	2,350	2,383
		205,476
Georgia (2.2%):
Gainesville & Hall County Hospital Authority Revenue, 4.00%, 2/15/45, Continuously Callable @100	15,000	17,440
Glynn-Brunswick Memorial Hospital Authority Revenue, 5.00%, 8/1/47, Continuously Callable @100	1,500	1,741
Main Street Natural Gas, Inc. Revenue, Series A, 5.00%, 5/15/49	3,000	4,529
Private Colleges & Universities Authority Revenue
4.00%, 6/1/45, Continuously Callable @100	1,700	1,967
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,600	1,619
The Burke County Development Authority Revenue, Series 1, 0.04%, 7/1/49, Continuously Callable @100 (d)	5,400	5,400
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.06%, 11/1/52, Continuously Callable @100 (d)	6,950	6,950
The Development Authority of Monroe County Revenue, 0.06%, 11/1/48, Continuously Callable @100 (d)	700	700
Valdosta Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series 2020-XF1089, 0.33%, 4/1/60, Callable 4/1/35 @ 100 (d)(e)	13,325	13,325
		53,671
Illinois (12.4%):
Bureau County Township High School District No. 502, GO (INS - Build America Mutual Assurance Co.)
Series A, 5.00%, 12/1/38, Continuously Callable @100	1,555	1,871
Series A, 5.00%, 12/1/39, Continuously Callable @100	1,400	1,684
Bureau County Township High School District No. 502, GO (INS-Build America Mutual Assurance Co.), Series A, 5.00%, 12/1/37, Continuously Callable @100	1,530	1,849
Chicago Board of Education, GO, Series H, 5.00%, 12/1/36, Continuously Callable @100	5,000	6,066
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.), Series 2017-XM0188, 0.14%, 12/1/39, Callable 12/1/21 @ 100 (d)(e)	4,000	4,000
Chicago Midway International Airport Revenue
Series B, 5.00%, 1/1/41, Continuously Callable @100	2,500	2,946
Series B, 5.00%, 1/1/46, Continuously Callable @100	3,500	4,106
Chicago O'Hare International Airport Revenue
5.75%, 1/1/43, Continuously Callable @100	5,000	5,341
Series C, 4.00%, 1/1/38, Continuously Callable @100	1,000	1,187
Series C, 5.00%, 1/1/41, Continuously Callable @100	5,000	6,061
Chicago Park District, GO
Series A, 5.00%, 1/1/40, Continuously Callable @100	3,000	3,413
Series F-2, 5.00%, 1/1/40, Continuously Callable @100	1,125	1,379
City of Chicago Special Assessment, 6.75%, 12/1/32, Continuously Callable @100	3,924	3,936
City of Chicago Wastewater Transmission Revenue
5.00%, 1/1/44, Continuously Callable @100	4,000	4,404

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/47, Continuously Callable @100	$3,000	$3,604
Series C, 5.00%, 1/1/39, Continuously Callable @100	3,000	3,411
City of Chicago Waterworks Revenue, 5.00%, 11/1/44, Continuously Callable @100	3,000	3,412
City of Springfield Electric Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 3/1/40, Continuously Callable @100	3,000	3,432
Cook County Community College District No. 508, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/47, Continuously Callable @100	9,500	11,089
County of Cook Sales Tax Revenue, 5.00%, 11/15/38, Continuously Callable @100	7,750	9,496
County of Will, GO, 4.00%, 11/15/47, Continuously Callable @100	2,000	2,327
Illinois Finance Authority Revenue
3.90%, 3/1/30, Continuously Callable @100	14,000	15,387
5.50%, 4/1/32, Continuously Callable @100	7,065	7,083
4.00%, 2/1/33, Continuously Callable @100	6,000	6,368
5.00%, 5/15/37, Continuously Callable @100	700	800
4.00%, 3/1/38, Continuously Callable @100	2,000	2,248
4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	20	24
5.00%, 8/1/42, Continuously Callable @100	750	878
6.00%, 7/1/43, Continuously Callable @100	5,000	5,514
5.00%, 1/1/44, Continuously Callable @100	10,000	12,276
5.00%, 8/15/44, Continuously Callable @100	2,000	2,316
4.00%, 12/1/46, Continuously Callable @100	4,500	5,003
5.00%, 2/15/47, Continuously Callable @100	1,000	1,117
5.00%, 5/15/47, Continuously Callable @100	1,155	1,306
5.00%, 8/1/47, Continuously Callable @100	750	872
5.00%, 12/1/47, Continuously Callable @100	2,000	2,285
5.00%, 10/1/49, Continuously Callable @100	1,250	1,562
5.00%, 2/15/50, Continuously Callable @100	500	558
5.00%, 10/1/51, Continuously Callable @100	1,000	1,244
4.00%, 10/1/55, Continuously Callable @100	2,000	2,262
Series A, 4.00%, 7/1/38, Continuously Callable @100	5,000	5,655
Series A, 4.00%, 10/1/40, Continuously Callable @100	12,395	14,017
Series C, 4.00%, 2/15/41, Pre-refunded 2/15/27 @ 100	485	576
Series C, 4.00%, 2/15/41, Continuously Callable @100	10,495	11,861
Illinois State Toll Highway Authority Revenue, Series A, 4.00%, 1/1/44, Continuously Callable @100	4,000	4,657
Metropolitan Pier & Exposition Authority Revenue, 5.00%, 6/15/42, Continuously Callable @100	2,000	2,519
Northern Illinois Municipal Power Agency Revenue, Series A, 4.00%, 12/1/41, Continuously Callable @100	9,000	10,063
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 4/1/41, Continuously Callable @100	600	689
Regional Transportation Authority Revenue (INS - National Public Finance Guarantee Corp.), 6.50%, 7/1/30 (j)	37,550	50,813
Sangamon County Water Reclamation District, GO
Series A, 4.00%, 1/1/49, Continuously Callable @100	15,000	16,955
Series A, 5.75%, 1/1/53, Continuously Callable @100	2,000	2,381
State of Illinois, GO
5.50%, 5/1/39, Continuously Callable @100	2,275	2,949
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,000	2,470
State of Illinois, GO (INS - Assured Guaranty Municipal Corp.)
4.00%, 2/1/31, Continuously Callable @100	1,000	1,109
4.00%, 2/1/32, Continuously Callable @100	1,000	1,101
Series A, 5.00%, 4/1/29, Continuously Callable @100	8,000	8,581
University of Illinois Revenue, Series A, 5.13%, 4/1/36, Continuously Callable @100	1,000	1,002

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/46, Continuously Callable @100	$10,000	$11,993
		303,508
Indiana (1.7%):
Evansville Redevelopment Authority Revenue (INS - Build America Mutual Assurance Co.), 4.00%, 2/1/38, Continuously Callable @100	5,540	6,208
Evansville Redevelopment Authority Revenue (INS-Build America Mutual Assurance Co.), 4.00%, 2/1/39, Continuously Callable @100	3,605	4,039
Indiana Finance Authority Revenue
5.00%, 2/1/40, Continuously Callable @100	1,495	1,652
5.00%, 11/15/43, Continuously Callable @103	1,970	2,303
5.00%, 10/1/44, Pre-refunded 10/1/23 @ 100	4,000	4,429
5.00%, 11/15/48, Continuously Callable @103	3,895	4,527
Series A, 5.00%, 6/1/39, Continuously Callable @100	5,000	5,118
Series A, 5.50%, 4/1/46, Continuously Callable @100	5,000	5,719
Richmond Hospital Authority Revenue, 5.00%, 1/1/39, Continuously Callable @100	7,000	7,981
		41,976
Iowa (0.6%):
Iowa Finance Authority Revenue
2.88%, 5/15/49, Continuously Callable @100	1,500	1,503
Series A, 5.00%, 5/15/43, Continuously Callable @100	6,235	7,190
Series B, 5.00%, 2/15/48, Continuously Callable @100	4,000	4,975
Iowa Tobacco Settlement Authority Revenue, Series A-2, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,168
		14,836
Kansas (0.5%):
City of Coffeyville Electric System Revenue (INS-National Public Finance Guarantee Corp.), Series B, 5.00%, 6/1/42, Pre-refunded 6/1/25 @ 100 (e)	2,500	2,943
City of Lawrence Revenue, 5.00%, 7/1/48, Continuously Callable @100	5,000	5,978
Wyandotte County-Kansas City Unified Government Utility System Revenue, Series A, 5.00%, 9/1/45, Continuously Callable @100	2,000	2,321
		11,242
Kentucky (0.7%):
City of Ashland Revenue, 5.00%, 2/1/40, Continuously Callable @100	1,000	1,106
City of Hazard Revenue, 4.00%, 7/1/51, Continuously Callable @100	3,000	3,533
Kentucky Bond Development Corp. Revenue, 4.00%, 6/1/51, Continuously Callable @100	1,070	1,247
Kentucky Economic Development Finance Authority Revenue
5.00%, 5/15/46, Continuously Callable @100	5,500	5,619
Series B, 5.00%, 8/15/41, Continuously Callable @100	3,000	3,669
Kentucky Economic Development Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.), 4.00%, 12/1/41, Continuously Callable @100	500	569
Kentucky Economic Development Finance Authority Revenue (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/1/45, Continuously Callable @100	2,000	2,425
		18,168
Louisiana (3.9%):
City of Shreveport Water & Sewer Revenue
5.00%, 12/1/40, Continuously Callable @100	1,000	1,161
Series B, 5.00%, 12/1/41, Continuously Callable @100	5,500	6,494
Series B, 4.00%, 12/1/49, Continuously Callable @100	1,000	1,127
City of Shreveport Water & Sewer Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.00%, 12/1/41, Continuously Callable @100	2,100	2,542

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
City of Shreveport Water & Sewer Revenue (INS - Build America Mutual Assurance Co.), Series B, 4.00%, 12/1/37, Continuously Callable @100	$1,100	$1,251
Jefferson Sales Tax District Revenue, Series B, 4.00%, 12/1/42, Continuously Callable @100	7,000	8,434
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 3.50%, 11/1/32, Continuously Callable @100	6,250	6,885
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/48, Continuously Callable @100	5,000	6,025
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue (INS-Assured Guaranty Municipal Corp.)
5.00%, 10/1/39, Continuously Callable @100	1,685	2,028
4.00%, 10/1/46, Continuously Callable @100	8,210	9,186
Louisiana Public Facilities Authority Revenue
4.00%, 5/15/41, Pre-refunded 5/15/26 @ 100	15	18
4.00%, 5/15/41, Continuously Callable @100	1,235	1,378
5.00%, 11/1/45, Pre-refunded 11/1/25 @ 100	6,000	7,155
5.00%, 5/15/46, Continuously Callable @100	5,000	5,993
4.00%, 12/15/50, Continuously Callable @100	1,000	1,131
5.00%, 7/1/52, Continuously Callable @100	400	465
4.00%, 1/1/56, Continuously Callable @100	9,000	9,584
5.00%, 7/1/57, Continuously Callable @100	2,000	2,321
Louisiana Public Facilities Authority Revenue (INS-Build America Mutual Assurance Co.), 5.25%, 6/1/51, Continuously Callable @100	5,000	5,706
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (c)	6,750	6,961
State of Louisiana Gasoline & Fuels Tax Revenue, Series C, 5.00%, 5/1/45, Continuously Callable @100	6,000	7,354
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 5/15/35, Continuously Callable @100	1,500	1,619
		94,818
Maine (0.4%):
Maine Health & Higher Educational Facilities Authority Revenue, Series A, 4.00%, 7/1/46, Continuously Callable @100	9,000	9,724

Massachusetts (1.5%):
Massachusetts Development Finance Agency Revenue
5.00%, 4/15/40, Continuously Callable @100	1,000	1,076
5.00%, 7/1/46, Continuously Callable @100	4,000	4,681
5.00%, 7/1/47, Continuously Callable @100	2,280	2,642
4.00%, 7/1/51, Continuously Callable @100	1,000	1,173
Series A, 5.50%, 7/1/44, Continuously Callable @100	2,000	2,030
Series A, 4.00%, 10/1/46, Continuously Callable @100	3,370	3,705
Series A, 4.00%, 6/1/49, Continuously Callable @100	1,000	1,133
Series B, 4.00%, 7/1/50, Continuously Callable @100	975	1,126
Series C, 4.00%, 10/1/45, Continuously Callable @100	1,250	1,439
Series D, 5.00%, 7/1/44, Continuously Callable @100	3,000	3,384
Series E, 4.00%, 7/1/38, Continuously Callable @100	1,000	1,105
Series J2, 5.00%, 7/1/53, Continuously Callable @100	10,000	12,106
		35,600
Michigan (2.3%):
County of Genesee, GO, Series B, 4.00%, 2/1/41, Continuously Callable @100	2,000	2,215
County of Genesee, GO (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 2/1/46, Continuously Callable @100	2,900	3,383
Downriver Utility Wastewater Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 4/1/43, Continuously Callable @100	2,500	3,002

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Flint Hospital Building Authority Revenue, 4.00%, 7/1/38, Continuously Callable @100	$2,500	$2,837
Jackson Public Schools, GO (NBGA - Michigan School Bond Qualification and Loan Program)
5.00%, 5/1/45, Continuously Callable @100	6,000	7,441
5.00%, 5/1/48, Continuously Callable @100	3,000	3,720
Karegnondi Water Authority Revenue, 5.00%, 11/1/45, Continuously Callable @100	2,750	3,379
Lansing Board of Water & Light Revenue, Series A, 5.00%, 7/1/37, Pre-refunded 7/1/21 @ 100	4,500	4,500
Livonia Public Schools, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 5/1/45, Continuously Callable @100	4,000	4,735
Michigan Finance Authority Revenue
5.00%, 11/1/43, Continuously Callable @100	1,000	1,243
4.00%, 2/15/47, Continuously Callable @100	8,000	9,254
4.00%, 9/1/50, Continuously Callable @100	1,000	1,118
4.00%, 11/1/55, Continuously Callable @100	4,000	4,624
Series A, 4.00%, 11/15/50, Continuously Callable @100	3,000	3,465
Michigan State Building Authority Revenue, 4.00%, 4/15/54, Continuously Callable @100	2,000	2,308
		57,224
Mississippi (0.1%):
County of Warren Revenue, 5.38%, 12/1/35, Continuously Callable @100	3,000	3,060

Missouri (3.0%):
Cape Girardeau County IDA Revenue
5.00%, 3/1/36, Continuously Callable @100	750	876
Series A, 6.00%, 3/1/33, Continuously Callable @103	2,210	2,430
Hannibal IDA Revenue, 5.00%, 10/1/47, Continuously Callable @100	3,000	3,574
Health & Educational Facilities Authority of the State of Missouri Revenue
4.00%, 8/1/36, Continuously Callable @100	440	516
5.00%, 5/15/40, Continuously Callable @103	5,510	6,249
4.00%, 8/1/41, Continuously Callable @100	410	475
5.00%, 2/1/42, Continuously Callable @104	3,500	3,951
4.00%, 2/1/48, Continuously Callable @100	10,000	11,064
Series A, 5.00%, 11/15/43, Continuously Callable @100	1,000	1,238
Series A, 4.00%, 2/15/54, Continuously Callable @100	2,500	2,857
Missouri Development Finance Board Revenue
4.00%, 6/1/46, Continuously Callable @100	17,775	19,890
4.00%, 3/1/51, Continuously Callable @100	2,000	2,285
St. Louis County IDA Revenue
5.88%, 9/1/43, Continuously Callable @100	5,000	5,340
5.00%, 9/1/48, Continuously Callable @100	2,000	2,237
St. Louis Municipal Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/38, Continuously Callable @100	3,065	3,655
St. Louis Municipal Finance Corp. Revenue (INS-Assured Guaranty Municipal Corp.), 5.00%, 10/1/49, Continuously Callable @100	3,000	3,734
Stoddard County IDA Revenue, Series B, 6.00%, 3/1/37, Continuously Callable @103	1,940	2,126
		72,497
Montana (0.2%):
City of Forsyth Revenue, 3.90%, 3/1/31, Callable 3/1/23 @ 100	4,000	4,228
Montana Facility Finance Authority Revenue, Series A, 4.00%, 6/1/45, Continuously Callable @100 (i)	1,000	1,185
		5,413
Nebraska (0.6%):
Central Plains Energy Project Revenue, Series A, 5.00%, 9/1/42	2,000	2,988
Douglas County Hospital Authority No. 3 Revenue, 5.00%, 11/1/48, Continuously Callable @100	3,400	3,961

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Nebraska Educational Health Cultural & Social Services Finance Authority Revenue, 4.00%, 1/1/49, Continuously Callable @102	$7,500	$8,308
		15,257
Nevada (0.9%):
City of Carson City Revenue, 5.00%, 9/1/47, Continuously Callable @100	2,775	3,305
Las Vegas Convention & Visitors Authority Revenue
Series C, 4.00%, 7/1/41, Continuously Callable @100	4,400	4,899
Series C, 4.00%, 7/1/46, Continuously Callable @100	12,140	13,425
		21,629
New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue, 4.00%, 1/1/51, Continuously Callable @103	2,500	2,734

New Jersey (5.3%):
New Jersey Economic Development Authority Revenue
1.63% (MUNIPSA+160bps), 3/1/28, Callable 3/1/23 @ 100 (k)	20,000	20,193
5.00%, 6/15/28, Continuously Callable @100	2,000	2,071
5.00%, 6/15/40, Continuously Callable @100	8,125	9,030
5.00%, 6/15/40, Pre-refunded 6/15/24 @ 100	1,875	2,136
4.00%, 11/1/44, Continuously Callable @100	3,000	3,404
4.00%, 6/15/49, Continuously Callable @100	4,000	4,584
Series A, 5.00%, 6/15/47, Continuously Callable @100	3,000	3,611
Series AAA, 5.00%, 6/15/41, Continuously Callable @100	4,000	4,761
Series B, 5.00%, 6/15/43, Continuously Callable @100	3,500	4,257
Series WW, 5.25%, 6/15/40, Continuously Callable @100	2,835	3,280
Series WW, 5.25%, 6/15/40, Pre-refunded 6/15/25 @ 100	165	196
New Jersey Economic Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 6/1/42, Continuously Callable @100	1,200	1,425
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/36, Continuously Callable @100	5,000	5,982
Series F, 5.00%, 7/1/47, Continuously Callable @100	3,000	3,162
New Jersey Health Care Facilities Financing Authority Revenue
5.00%, 10/1/38, Continuously Callable @100	2,250	2,685
Series A, 5.63%, 7/1/32, Pre-refunded 7/1/21 @ 100	15,000	15,000
New Jersey Health Care Facilities Financing Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 7/1/46, Continuously Callable @100	1,250	1,434
New Jersey Transportation Trust Fund Authority Revenue
5.25%, 6/15/43, Continuously Callable @100	4,000	5,031
Series A, 5.00%, 12/15/36, Continuously Callable @100	2,125	2,622
Series AA, 5.25%, 6/15/41, Continuously Callable @100	2,000	2,324
Series AA, 4.00%, 6/15/50, Continuously Callable @100	3,000	3,494
Series BB, 4.00%, 6/15/50, Continuously Callable @100	15,000	17,107
New Jersey Turnpike Authority Revenue, Series A, 4.00%, 1/1/51, Continuously Callable @100	1,000	1,187
South Jersey Transportation Authority Revenue, Series A, 4.00%, 11/1/50, Continuously Callable @100	7,000	8,069
Tobacco Settlement Financing Corp. Revenue, Series A, 5.25%, 6/1/46, Continuously Callable @100	3,000	3,662
		130,707
New Mexico (0.4%):
New Mexico Hospital Equipment Loan Council Revenue, Series A, 5.00%, 7/1/49, Continuously Callable @102	8,625	9,578

New York (2.3%):
Metropolitan Transportation Authority Revenue
Series A, 11/15/32 (f)	5,000	3,998
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	5,490	7,191
New York Liberty Development Corp. Revenue
5.25%, 10/1/35	16,130	23,150

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
2.80%, 9/15/69, Continuously Callable @100	$1,500	$1,544
New York State Dormitory Authority Revenue
Series A, 4.00%, 3/15/47, Continuously Callable @100	5,000	5,942
Series A, 4.00%, 9/1/50, Continuously Callable @100	3,000	3,443
New York State Thruway Authority Revenue, Series A, 5.00%, 1/1/51, Continuously Callable @100	2,000	2,329
Triborough Bridge & Tunnel Authority Revenue
Series A, 11/15/31 (f)	5,000	4,185
Series A, 11/15/32 (f)	3,000	2,436
Series B, 11/15/32 (f)	2,500	2,057
TSASC, Inc. Revenue, Series A, 5.00%, 6/1/41, Continuously Callable @100	1,000	1,162
		57,437
North Carolina (0.2%):
North Carolina Medical Care Commission Revenue
5.00%, 1/1/49, Continuously Callable @104	2,725	3,056
Series A, 4.00%, 10/1/50, Continuously Callable @103	1,000	1,114
		4,170
North Dakota (0.6%):
City of Fargo Revenue, 6.25%, 11/1/31, Pre-refunded 11/1/21 @ 100	4,685	4,780
County of Ward Revenue, Series C, 5.00%, 6/1/43, Continuously Callable @100	7,500	8,812
		13,592
Ohio (2.5%):
City of Centerville Revenue, 5.25%, 11/1/47, Continuously Callable @100	2,700	3,086
City of Cleveland Airport System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 1/1/31, Pre-refunded 1/1/22 @ 100	1,000	1,024
City of Middleburg Heights Revenue, Series A, 4.00%, 8/1/47, Continuously Callable @100	2,000	2,335
County of Cuyahoga Revenue, 4.75%, 2/15/47, Continuously Callable @100	9,000	10,235
County of Franklin Revenue, Series B, 5.00%, 7/1/45, Continuously Callable @103	5,000	6,013
County of Hamilton Revenue, 5.00%, 1/1/51, Continuously Callable @100	2,500	2,776
County of Lake Revenue, 5.63%, 8/15/29, Continuously Callable @100	320	321
County of Lucas Revenue, 5.25%, 11/15/48, Continuously Callable @100	6,000	7,029
County of Montgomery Revenue
4.00%, 11/15/42, Continuously Callable @100	2,500	2,833
4.00%, 11/15/45, Continuously Callable @100	2,000	2,257
County of Ross Revenue
5.00%, 12/1/44, Continuously Callable @100	3,100	3,871
5.00%, 12/1/49, Continuously Callable @100	6,000	7,413
Ohio Air Quality Development Authority Revenue, 8/1/30 (l)(m)	6,000	–
Ohio Higher Educational Facility Commission Revenue, 5.25%, 1/1/48, Continuously Callable @104	1,000	1,009
Ohio Turnpike & Infrastructure Commission Revenue, 5.25%, 2/15/33, Continuously Callable @100	2,000	2,158
State of Ohio Revenue
4.00%, 11/15/40, Continuously Callable @100	655	755
Series A, 4.00%, 1/15/50, Continuously Callable @100	7,000	8,053
		61,168
Oklahoma (1.2%):
Comanche County Hospital Authority Revenue, Series A, 5.00%, 7/1/32, Continuously Callable @100	4,200	4,311

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Norman Regional Hospital Authority Revenue, 4.00%, 9/1/45, Continuously Callable @100	$4,250	$4,830
Oklahoma Development Finance Authority Revenue, Series B, 5.50%, 8/15/57, Continuously Callable @100	4,250	5,229
Oklahoma Municipal Power Authority Revenue
Series A, 4.00%, 1/1/47, Continuously Callable @100	1,000	1,181
Series A, 4.00%, 1/1/47, Continuously Callable @100	10,000	11,043
Tulsa County Industrial Authority Revenue, 5.25%, 11/15/45, Continuously Callable @102	2,000	2,198
		28,792
Oregon (0.5%):
City of Keizer Special Assessment, 5.20%, 6/1/31, Continuously Callable @100	810	813
Deschutes County Hospital Facilities Authority Revenue, 4.00%, 1/1/46, Continuously Callable @100	2,000	2,222
Medford Hospital Facilities Authority Revenue, Series A, 4.00%, 8/15/50, Continuously Callable @100	3,800	4,418
Oregon State Facilities Authority Revenue, Series A, 4.00%, 10/1/51, Continuously Callable @100	1,000	1,162
Salem Hospital Facility Authority Revenue, 5.00%, 5/15/53, Continuously Callable @102	1,000	1,144
Yamhill County Hospital Authority Revenue
5.00%, 11/15/51, Continuously Callable @102	1,180	1,264
Series B-2, 2.13%, 11/15/27, Continuously Callable @100	1,000	993
Series B-3, 1.75%, 11/15/26, Continuously Callable @100	1,000	986
		13,002
Pennsylvania (8.3%):
Adams County General Authority Revenue, 4.00%, 8/15/45, Continuously Callable @100	7,400	8,713
Allegheny County Hospital Development Authority Revenue, 5.00%, 4/1/47, Continuously Callable @100	6,500	7,985
Allegheny County Sanitary Authority Revenue, 5.00%, 6/1/43, Continuously Callable @100	3,170	3,916
Allentown Commercial & IDA Revenue, 6.25%, 7/1/47, Continuously Callable @100 (e)	5,000	5,250
Altoona Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 12/1/45, Continuously Callable @100	1,000	1,156
Altoona Area School District, GO (INS-Build America Mutual Assurance Co.), 5.00%, 12/1/48, Continuously Callable @100	300	346
Armstrong School District, GO
Series A, 4.00%, 3/15/38, Continuously Callable @100	1,000	1,188
Series A, 4.00%, 3/15/41, Continuously Callable @100	2,250	2,651
Berks County IDA Revenue
5.00%, 5/15/48, Continuously Callable @102	1,000	1,128
5.00%, 11/1/50, Continuously Callable @100	8,500	9,073
Bucks County IDA Revenue, 4.00%, 8/15/50, Continuously Callable @100	3,000	3,392
Canon Mcmillan School District, GO
4.00%, 6/1/48, Continuously Callable @100	4,605	5,215
4.00%, 6/1/50, Continuously Callable @100	6,065	6,799
Chester County IDA Revenue, Series A, 5.25%, 10/15/47, Continuously Callable @100	3,250	3,676
Commonwealth Financing Authority Revenue, 5.00%, 6/1/35, Continuously Callable @100	500	613
Commonwealth of Pennsylvania Certificate of Participation, Series A, 5.00%, 7/1/43, Continuously Callable @100	1,000	1,201
County of Lehigh Revenue, 4.00%, 7/1/49, Continuously Callable @100	15,000	17,310
Delaware County Authority Revenue, 5.00%, 10/1/39, Continuously Callable @100	2,250	2,708
Delaware River Joint Toll Bridge Commission Revenue, 5.00%, 7/1/47, Continuously Callable @100	5,000	6,067

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Montgomery County Higher Education & Health Authority Revenue
4.00%, 9/1/49, Continuously Callable @100	$2,500	$2,841
4.00%, 9/1/51, Continuously Callable @100	3,500	3,973
Montgomery County IDA Revenue
5.00%, 12/1/48, Continuously Callable @102	2,000	2,280
5.00%, 12/1/49, Continuously Callable @103	2,000	2,308
Northampton County General Purpose Authority Revenue
4.00%, 8/15/40, Continuously Callable @100	4,000	4,505
5.00%, 8/15/48, Continuously Callable @100	2,440	3,005
Northeastern Pennsylvania Hospital & Education Authority Revenue
5.00%, 5/1/44, Continuously Callable @100	1,000	1,178
5.00%, 5/1/49, Continuously Callable @100	1,350	1,577
Pennsylvania Economic Development Financing Authority Revenue
4.00%, 7/1/46, Continuously Callable @103 (i)	1,000	1,112
Series A, 4.00%, 10/15/51, Continuously Callable @100	2,320	2,744
Pennsylvania Higher Educational Facilities Authority Revenue
Series A, 5.25%, 7/15/33, Continuously Callable @100	1,970	2,154
Series A, 5.50%, 7/15/38, Continuously Callable @100	2,750	3,011
Series A, 4.00%, 7/15/51, Continuously Callable @100 (i)	2,250	2,642
Pennsylvania Turnpike Commission Revenue
5.00%, 12/1/37, Continuously Callable @100	1,000	1,233
Series A, 4.00%, 12/1/49, Continuously Callable @100	5,000	5,813
Series A-1, 5.00%, 12/1/46, Continuously Callable @100	3,000	3,505
Series A-1, 5.00%, 12/1/47, Continuously Callable @100	4,000	4,897
Series A-2, 5.00%, 12/1/33, Continuously Callable @100	1,250	1,576
Series B, 5.00%, 6/1/39, Continuously Callable @100	8,000	9,538
Series B, 5.00%, 12/1/43, Continuously Callable @100	5,000	6,255
Series B, 5.25%, 12/1/44, Continuously Callable @100	10,000	11,449
Series B-1, 5.00%, 6/1/42, Continuously Callable @100	4,000	4,863
Philadelphia School District, GO, Series A, 5.00%, 9/1/44, Continuously Callable @100	10,000	12,597
Pittsburgh Water & Sewer Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 9/1/44, Continuously Callable @100	5,000	6,378
Reading School District, GO (INS - Build America Mutual Assurance Co.), Series A, 4.00%, 4/1/44, Continuously Callable @100	1,055	1,237
School District of Philadelphia, GO
Series B, 5.00%, 9/1/43, Continuously Callable @100	2,500	3,109
Series F, 5.00%, 9/1/37, Continuously Callable @100	1,000	1,205
Series F, 5.00%, 9/1/38, Continuously Callable @100	2,000	2,406
Scranton School District, GO (INS - Build America Mutual Assurance Co.), Series E, 4.00%, 12/1/37, Continuously Callable @100	1,025	1,188
Wilkes-Barre Area School District, GO (INS - Build America Mutual Assurance Co.), 5.00%, 4/15/59, Continuously Callable @100	3,000	3,676
Wilkes-Barre Area School District, GO (INS-Build America Mutual Assurance Co.), 4.00%, 4/15/49, Continuously Callable @100	750	856
		203,498
Puerto Rico (0.1%):
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Authority Revenue, 5.38%, 4/1/42, Continuously Callable @100	2,000	2,021

Rhode Island (0.1%):
Rhode Island Health & Educational Building Corp. Revenue, 6.00%, 9/1/33, Pre-refunded 9/1/23 @ 100	2,000	2,250
Rhode Island Housing & Mortgage Finance Corp. Revenue, Series 15-A, 6.85%, 10/1/24, Continuously Callable @100	180	181
		2,431
South Carolina (0.6%):
City of Rock Hill Combined Utility System Revenue, Series A, 4.00%, 1/1/49, Continuously Callable @100	2,500	2,885
South Carolina Jobs-Economic Development Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 11/15/47, Continuously Callable @103	$1,850	$2,140
5.00%, 4/1/54, Continuously Callable @103	1,000	1,127
4.00%, 4/1/54, Continuously Callable @103	1,165	1,255
South Carolina Public Service Authority Revenue, Series E, 5.25%, 12/1/55, Continuously Callable @100	7,000	8,154
		15,561
South Dakota (0.2%):
Educational Enhancement Funding Corp. Revenue, Series B, 5.00%, 6/1/27, Continuously Callable @100	500	544
South Dakota Health & Educational Facilities Authority Revenue, Series A, 5.00%, 7/1/42, Pre-refunded 7/1/21 @ 100	4,000	4,000
		4,544
Tennessee (0.6%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.07%, 5/1/39, Continuously Callable @100 (d)(j)	2,400	2,400
Greeneville Health & Educational Facilities Board Revenue, 5.00%, 7/1/44, Continuously Callable @100	2,000	2,391
Johnson City Health & Educational Facilities Board Revenue, 5.00%, 8/15/42, Continuously Callable @100	2,000	2,097
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue
5.00%, 10/1/45, Continuously Callable @100	1,500	1,712
5.00%, 7/1/46, Continuously Callable @100	4,000	4,705
Metropolitan Nashville Airport Authority Revenue, Series A, 4.00%, 7/1/54, Continuously Callable @100	2,000	2,337
		15,642
Texas (18.1%):
Arlington Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund)
4.00%, 8/15/43, Continuously Callable @100	10,000	11,643
Series A, 5.00%, 2/15/41, Continuously Callable @100	3,000	3,528
Series A, 5.00%, 12/1/53, Continuously Callable @100	7,200	8,476
Arlington Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund), 4.00%, 8/15/44, Continuously Callable @100	2,170	2,537
Bexar County Health Facilities Development Corp. Revenue
5.00%, 7/15/42, Continuously Callable @105	600	668
4.00%, 7/15/45, Continuously Callable @100	8,450	8,949
Central Texas Regional Mobility Authority Revenue
4.00%, 1/1/41, Continuously Callable @100	5,000	5,522
5.00%, 1/1/42, Pre-refunded 1/1/23 @ 100	2,500	2,679
Series A, 5.00%, 1/1/45, Continuously Callable @100	3,500	4,049
Central Texas Turnpike System Revenue
Series A, 5.00%, 8/15/41, Pre-refunded 8/15/22 @ 100	3,850	4,057
Series C, 5.00%, 8/15/42, Continuously Callable @100	6,500	7,320
Central Texas Turnpike System Revenue (INS - AMBAC Assurance Corp.), Series A, 8/15/30 (f)	18,530	15,967
City of Arlington Special Tax (INS-Assured Guaranty Municipal Corp.), Series A, 5.00%, 2/15/48, Continuously Callable @100	7,500	9,160
City of Corpus Christi Utility System Revenue, 4.00%, 7/15/39, Continuously Callable @100	5,900	6,712
City of Houston Hotel Occupancy Tax & Special Revenue, 5.00%, 9/1/40, Continuously Callable @100	3,715	4,142
City of Laredo Waterworks & Sewer System Revenue, 4.00%, 3/1/41, Continuously Callable @100	700	784
Clifton Higher Education Finance Corp. Revenue
6.00%, 8/15/33, Continuously Callable @100	1,000	1,113
6.00%, 8/15/43, Continuously Callable @100	2,750	3,047
Clifton Higher Education Finance Corp. Revenue (NBGA - Texas Permanent School Fund), 5.00%, 8/15/48, Continuously Callable @100	10,000	12,580

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Clifton Higher Education Finance Corp. Revenue (NBGA-Texas Permanent School Fund)
5.00%, 8/15/39, Continuously Callable @100	$4,250	$4,797
4.00%, 8/15/44, Continuously Callable @100	11,000	13,054
County of Bexar Revenue
4.00%, 8/15/44, Continuously Callable @100	500	555
4.00%, 8/15/49, Continuously Callable @100	1,700	1,882
Del Mar College District, GO, Series A, 5.00%, 8/15/48, Continuously Callable @100	6,500	7,672
Everman Independent School District, GO (NBGA-Texas Permanent School Fund), 4.00%, 2/15/50, Continuously Callable @100	4,500	5,273
Grand Parkway Transportation Corp. Revenue, 4.00%, 10/1/49, Continuously Callable @100	2,000	2,339
Greater Texas Cultural Education Facilities Finance Corp. Revenue, 4.00%, 3/1/50, Continuously Callable @100	2,000	2,357
Harris County Cultural Education Facilities Finance Corp. Revenue, 5.00%, 6/1/38, Continuously Callable @100	6,100	6,360
Harris County Hospital District Revenue, 4.00%, 2/15/42, Continuously Callable @100	15,000	16,777
Houston Higher Education Finance Corp. Revenue, Series A, 5.00%, 9/1/42, Pre-refunded 9/1/22 @ 100	10,000	10,560
Karnes County Hospital District Revenue, 5.00%, 2/1/44, Continuously Callable @100	6,000	6,637
Kerrville Health Facilities Development Corp. Revenue, 5.00%, 8/15/35, Continuously Callable @100	1,900	2,214
Matagorda County Navigation District No. 1 Revenue
4.00%, 6/1/30, Continuously Callable @100	6,000	6,350
4.00%, 6/1/30, Continuously Callable @100	9,615	10,177
Midlothian Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/47, Continuously Callable @100	15,000	18,173
New Hope Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/47, Continuously Callable @102	1,000	704
5.00%, 7/1/47, Continuously Callable @102	1,000	896
5.00%, 4/1/48, Pre-refunded 4/1/26 @ 100	1,250	1,511
4.00%, 11/1/55, Continuously Callable @103 (i)	1,250	1,410
Series A, 5.00%, 7/1/47, Continuously Callable @100	6,000	5,100
New Hope Cultural Education Facilities Finance Corp. Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/48, Continuously Callable @100	1,000	1,214
North Fort Bend Water Authority Revenue, 5.00%, 12/15/36, Continuously Callable @100	5,000	5,104
North Texas Tollway Authority Revenue
5.00%, 1/1/48, Continuously Callable @100	2,000	2,455
5.00%, 1/1/50, Continuously Callable @100	1,750	2,145
Series B, 9/1/37, Pre-refunded 9/1/31 @ 64.1040 (f)	3,000	1,623
Series B, 5.00%, 1/1/45, Continuously Callable @100	5,000	5,704
North Texas Tollway Authority Revenue (INS - National Public Finance Guarantee Corp.), Series B, 5.00%, 1/1/48, Continuously Callable @100	5,000	6,009
Port of Port Arthur Navigation District Revenue
0.10%, 11/1/40, Continuously Callable @100 (d)(j)	17,000	17,000
0.08%, 11/1/40, Continuously Callable @100 (d)	2,700	2,700
Series A, 0.06%, 4/1/40, Continuously Callable @100 (d)	4,315	4,315
Series B, 0.06%, 4/1/40, Continuously Callable @100 (d)	25,860	25,860
Series C, 0.07%, 4/1/40, Continuously Callable @100 (d)	25,670	25,670
Princeton Independent School District, GO (NBGA - Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	7,000	8,614
Prosper Independent School District, GO (NBGA-Texas Permanent School Fund), 5.00%, 2/15/48, Continuously Callable @100	15,000	18,551
Red River Education Finance Corp. Revenue
4.00%, 6/1/41, Continuously Callable @100	2,000	2,190

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.50%, 10/1/46, Continuously Callable @100	$3,000	$3,435
Tarrant County Cultural Education Facilities Finance Corp. Revenue
5.63%, 11/15/27, Continuously Callable @100 (n)(o)	6,315	2,839
5.75%, 11/15/37, Continuously Callable @100 (n)(o)	4,000	1,799
5.00%, 11/15/46, Continuously Callable @100	1,000	1,161
Series A, 5.00%, 11/15/45, Continuously Callable @100	4,500	4,125
Series B, 5.00%, 11/15/36, Continuously Callable @100	3,600	3,489
Series B, 5.00%, 11/15/46, Continuously Callable @100	7,000	7,985
Series B, 5.00%, 7/1/48, Continuously Callable @100	10,000	12,197
Texas Municipal Gas Acquisition & Supply Corp. III Revenue, 5.00%, 12/15/32	2,000	2,711
Texas Transportation Commission Revenue, 5.00%, 8/1/57, Continuously Callable @100	5,000	5,762
Uptown Development Authority Tax Allocation
5.00%, 9/1/37, Continuously Callable @100	4,365	4,961
5.00%, 9/1/40, Continuously Callable @100	2,490	2,818
Series A, 5.00%, 9/1/39, Continuously Callable @100	1,645	1,892
Waco Educational Finance Corp. Revenue, 4.00%, 3/1/51, Continuously Callable @100 (i)	4,000	4,714
West Harris County Regional Water Authority Revenue
4.00%, 12/15/45, Continuously Callable @100	1,600	1,863
4.00%, 12/15/49, Continuously Callable @100	3,945	4,568
Wood County Central Hospital District Revenue, 6.00%, 11/1/41, Pre-refunded 11/1/21 @ 100	4,770	4,862
Ysleta Independent School District, GO (NBGA - Texas Permanent School Fund), 4.00%, 8/15/52, Continuously Callable @100	5,000	5,883
		443,949
Vermont (0.1%):
Vermont Educational & Health Buildings Financing Agency Revenue, 5.00%, 10/15/46, Continuously Callable @100	3,000	3,420

Virginia (0.4%):
Alexandria IDA Revenue
5.00%, 10/1/45, Continuously Callable @100	2,600	2,900
5.00%, 10/1/50, Continuously Callable @100	2,400	2,677
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103(n)	3,486	2,858
6.05%, 3/1/44, Continuously Callable @103	1,657	1,377
Series C, 6.05%, 3/1/54, Continuously Callable @100	5,697	1,037
		10,849
Washington (1.2%):
King County Public Hospital District No. 1, GO, 5.00%, 12/1/43, Continuously Callable @100	9,000	11,172
King County Public Hospital District No. 2, GO, Series A, 4.00%, 12/1/45, Continuously Callable @100	4,000	4,630
Washington Health Care Facilities Authority Revenue, 4.00%, 7/1/42, Continuously Callable @100	5,500	6,269
Washington Higher Education Facilities Authority Revenue, 4.00%, 5/1/50, Continuously Callable @100	1,250	1,432
Washington State Housing Finance Commission Revenue
5.00%, 1/1/43, Continuously Callable @102 (e)	3,055	3,568
Series A-1, 3.50%, 12/20/35	1,000	1,161
		28,232
West Virginia (0.1%):
West Virginia Hospital Finance Authority Revenue, 5.00%, 1/1/43, Continuously Callable @100	2,000	2,436

Wisconsin (2.7%):
City of Kaukauna Electric System Revenue (INS - Assured Guaranty Municipal Corp.), Series A, 5.00%, 12/15/35, Pre-refunded 12/15/22 @ 100	7,800	8,344

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Long-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Public Finance Authority Revenue
5.25%, 5/15/42, Continuously Callable @102 (e)	$2,200	$2,426
5.00%, 7/1/44, Continuously Callable @100	6,000	7,364
5.00%, 11/15/44, Continuously Callable @103	460	547
4.00%, 1/1/45, Continuously Callable @100	1,500	1,725
5.00%, 7/1/47, Continuously Callable @100	1,000	1,107
5.00%, 6/15/49, Continuously Callable @100 (e)	520	573
5.00%, 6/15/49, Continuously Callable @100	1,480	1,758
5.00%, 11/15/49, Continuously Callable @103	2,400	2,843
5.00%, 7/1/52, Continuously Callable @100	1,000	1,080
5.00%, 6/15/53, Continuously Callable @100	1,000	1,186
5.00%, 6/15/54, Continuously Callable @100 (e)	455	498
Series A, 5.25%, 10/1/43, Continuously Callable @100	3,090	3,635
Series A, 4.00%, 10/1/47, Continuously Callable @100	4,740	5,585
Series A, 4.00%, 10/1/49, Continuously Callable @100	11,000	12,598
Series A, 4.00%, 7/1/56, Continuously Callable @100	2,250	2,563
Public Finance Authority Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 7/1/54, Continuously Callable @100	1,285	1,546
5.00%, 7/1/58, Continuously Callable @100	1,500	1,800
Wisconsin Health & Educational Facilities Authority Revenue
5.00%, 7/1/49, Continuously Callable @100	1,000	1,187
5.00%, 3/15/50, Continuously Callable @100	1,175	1,391
Series A, 5.00%, 9/15/50, Continuously Callable @100	5,000	5,260
Series B, 5.00%, 9/15/45, Continuously Callable @100	1,000	1,039
		66,055
Total Municipal Bonds (Cost $2,281,532)		2,458,855

Total Investments (Cost $2,281,593) — 100.4%		2,458,944
Liabilities in excess of other assets — (0.4)%		(8,690)
NET ASSETS - 100.00%		$2,450,254

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Put Bond.
(d)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $80,063 (thousands) and amounted to 3.3% of net assets.
(f)	Zero-coupon bond.
(g)	Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 5.95%.
(h)	Stepped-coupon security converts to coupon form on 8/1/24 with a rate of 6.05%.
(i)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(j)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(k)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.
(l)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.0% of net assets.
(m)	Security was fair valued based using significant unobservable inputs as of June 30, 2021.
(n)	Defaulted security.
(o)	Security is in bankruptcy.

AMBAC—American Municipal Bond Assurance Corporation
bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.

GO—General Obligation
IDA—Industrial Development Authority
MUNIPSA—Municipal Swap Index

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Money Market Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (95.1%)
Alabama (5.7%):
Columbia Industrial Development Board Revenue, 0.13%, 12/1/37, Continuously Callable @100 (a)	$10,000	$10,000
Mobile County IDA Revenue (LOC - Swedbank AB), Series B, 0.07%, 7/1/40, Continuously Callable @100 (a)	15,000	15,000
West Jefferson Industrial Development Board Revenue, 0.11%, 6/1/28, Continuously Callable @100 (a)	5,190	5,190
		30,190
California (1.1%):
City of Los Angeles Certificate of Participation (LOC - U.S. Bancorp), Series A, 0.14%, 8/1/35, Continuously Callable @100 (a)	5,885	5,885

Florida (4.4%):
County of Escambia Revenue
0.05%, 7/1/22 (a)(b)	17,700	17,700
Series 2, 0.04%, 4/1/39, Continuously Callable @100 (a)	600	600
County of St. Lucie Revenue, 0.03%, 9/1/28, Continuously Callable @100 (a)	5,610	5,610
		23,910
Georgia (1.8%):
Appling County Development Authority Revenue
0.06%, 9/1/29, Continuously Callable @100 (a)	100	100
0.06%, 9/1/41, Continuously Callable @100 (a)	5,100	5,100
The Burke County Development Authority Revenue, Series 1, 0.04%, 7/1/49, Continuously Callable @100 (a)	4,975	4,975
		10,175
Illinois (5.4%):
Illinois Finance Authority Revenue (LOC - Huntington National Bank), 0.13%, 10/1/33, Continuously Callable @100 (a)	2,275	2,275
Illinois State Educational Facilities Revenue (LOC - Huntington National Bank), Series A, 0.12%, 10/1/32, Continuously Callable @100 (a)	14,165	14,165
Metropolitan Pier & Exposition Authority Revenue (LIQ - Barclays Bank PLC), Series 2015-XF1045, 0.15%, 6/15/52, Callable 6/15/22 @ 100 (a)(c)	13,155	13,155
		29,595
Indiana (3.1%):
City of Berne Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.09%, 10/1/33, Continuously Callable @100 (a)	4,505	4,505
City of Evansville Revenue (LOC - Fifth Third Bank), 0.08%, 1/1/25, Callable 7/9/21 @ 100 (a)	1,905	1,905
Indiana Finance Authority Revenue (LOC - Federal Home Loan Bank of Indianapolis), 0.11%, 7/1/29, Continuously Callable @100 (a)	6,845	6,845
Indiana Finance Authority Revenue (LOC - Fifth Third Bank), 0.12%, 9/1/31, Callable 7/23/21 @ 100 (a)	3,500	3,500
		16,755
Iowa (3.0%):
Iowa Finance Authority Revenue
0.06%, 6/1/39, Continuously Callable @100 (a)	9,600	9,600
Series B, 0.06%, 9/1/36, Continuously Callable @100 (a)	6,763	6,763
		16,363
Kansas (4.7%):
City of Burlington Revenue
0.11%, 9/1/35, Continuously Callable @100 (a)	8,250	8,250
Series B, 0.11%, 9/1/35, Continuously Callable @100 (a)	4,200	4,200
City of St. Marys Revenue, 0.09%, 4/15/32, Continuously Callable @100 (a)	13,000	13,000
		25,450

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Kentucky (2.3%):
City of Georgetown Revenue (LOC - Fifth Third Bank), 0.08%, 11/15/29, Callable 7/15/21 @ 100 (a)	$10,820	$10,820
Lexington-Fayette Urban County Government Revenue (LOC - Federal Home Loan Bank of Cincinnati), 0.19%, 12/1/27, Callable 7/8/21 @ 100 (a)	1,635	1,635
		12,455
Louisiana (6.2%):
City of New Orleans Revenue (LOC - Capital One, N.A.), 0.23%, 8/1/24, Continuously Callable @100 (a)	3,225	3,225
Parish of St. James Revenue
Series A-1, 0.09%, 11/1/40, Continuously Callable @100 (a)	1,485	1,485
Series B-1, 0.10%, 11/1/40, Continuously Callable @100 (a)(b)	24,150	24,150
St. Tammany Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.06%, 3/1/33, Continuously Callable @100 (a)	4,975	4,975
		33,835
Maryland (1.5%):
Town of Williamsport Revenue (LOC - Manufacturers & Traders Trust Co.), 0.08%, 11/1/37 (a)	8,155	8,155

Michigan (0.4%):
Michigan State Strategic Fund Revenue (LOC - Fifth Third Bank), 0.12%, 3/1/37, Continuously Callable @100 (a)	2,100	2,100

Mississippi (0.7%):
Mississippi Business Finance Corp. Revenue (LOC - Federal Home Loan Bank of Dallas), 0.06%, 3/1/33, Continuously Callable @100 (a)	3,510	3,510

Missouri (3.8%):
Jackson County IDA Revenue (LOC - Commerce Bank, N.A.), 0.07%, 7/1/25, Continuously Callable @100 (a)	20,000	20,000

Nebraska (2.6%):
County of Custer Revenue (LOC - U.S. Bancorp), 0.07%, 12/1/36, Callable 9/2/21 @ 100 (a)	11,000	11,000
County of Washington Revenue, Series B, 0.06%, 12/1/40, Continuously Callable @100 (a)	3,000	3,000
		14,000
New Hampshire (3.7%):
New Hampshire Business Finance Authority Revenue (LOC - Landesbank Hessen-Thuringen), 0.07%, 9/1/30, Continuously Callable @100 (a)	19,990	19,990

New Mexico (0.9%):
New Mexico Hospital Equipment Loan Council Revenue (LOC - Fifth Third Bank), 0.09%, 7/1/25, Continuously Callable @100 (a)	5,000	5,000

New York (21.8%):
Adirondack Central School District, GO, 1.25%, 7/16/21	5,390	5,391
Akron Central School District, GO, 1.25%, 7/22/21	6,000	6,002
Allegany-Limestone Central School District, GO, 1.00%, 6/23/22	5,000	5,037
Binghamton City School District, GO, 1.00%, 6/24/22	5,000	5,038
Build NYC Resource Corp. Revenue (LOC - Toronto-Dominion Bank), 0.20%, 12/1/45, Continuously Callable @100 (a)	5,355	5,355
Chenango Forks Central School District, GO, 1.25%, 8/5/21	5,000	5,003
County of Chautauqua Industrial Development Agency Revenue (LOC - Citizens Financial Group), Series A, 0.09%, 8/1/27, Continuously Callable @100 (a)	1,560	1,560
County of St. Lawrence, GO, 1.00%, 7/7/22 (d)	6,000	6,047
Coxsackie-Athens Central School District, GO, 1.00%, 6/17/22	6,000	6,045
DeRuyter Central School District, GO, Series A, 1.00%, 6/30/22 (d)	2,000	2,015
Fillmore Central School District, GO, 1.00%, 6/23/22	5,000	5,037
Greenport Union Free School District, GO, 2.00%, 6/28/22 (d)	5,000	5,086

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Guilderland Industrial Development Agency Revenue (LOC - Key Bank, N.A.), Series A, 0.18%, 7/1/32, Continuously Callable @100 (a)	$2,875	$2,875
Lewiston-Porter Central School District, GO, Series A, 1.00%, 7/13/22 (d)	4,850	4,887
New York City Capital Resources Corp. Revenue (LOC - Manufacturers & Traders Trust Co.), 0.25%, 12/1/40, Continuously Callable @100 (a)	7,500	7,500
New York Liberty Development Corp. Revenue (LIQ - Royal Bank of Canada), Series 2016-ZF0464, 0.07%, 11/15/51 (a)(c)	13,000	13,000
Oneida County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.13%, 7/1/37, Continuously Callable @100 (a)	1,710	1,710
Onondaga County Industrial Development Agency Revenue (LOC - Manufacturers & Traders Trust Co.), 0.08%, 12/1/31, Continuously Callable @100 (a)	5,210	5,210
Ramapo Housing Authority Revenue (LOC - Manufacturers & Traders Trust Co.), 0.08%, 12/1/29, Continuously Callable @100 (a)	8,285	8,285
St. Lawrence County Industrial Development Agency Revenue (LOC - Citizens Financial Group), 0.23%, 7/1/37 (a)	1,865	1,865
Walton Central School District, GO, 1.00%, 6/29/22 (d)	3,575	3,601
Wappingers Central School District, GO, Series A, 1.25%, 7/14/21	6,275	6,277
West Genesee Central School District, GO, Series B, 1.00%, 6/29/22 (d)	4,300	4,331
		117,157
Ohio (0.4%):
County of Hamilton Revenue (LOC - Fifth Third Bank), 0.08%, 12/1/24 (a)	2,000	2,000

Oklahoma (5.7%):
Edmond Economic Development Authority Revenue (LOC - Bank of Oklahoma, N.A.), Series A, 0.07%, 6/1/31, Callable 8/1/21 @ 100 (a)	4,900	4,900
Garfield County Industrial Authority Revenue, Series A, 0.17%, 1/1/25, Callable 8/4/21 @ 100 (a)(b)	23,500	23,500
Muskogee Industrial Trust Revenue, Series A, 0.17%, 6/1/27, Continuously Callable @100 (a)	2,000	2,000
		30,400
Rhode Island (0.8%):
Rhode Island Commerce Corp. Revenue (LOC - Citizens Financial Group), 0.11%, 3/1/38, Callable 8/1/21 @ 100 (a)	3,405	3,405
Rhode Island Health and Educational Building Corp. Revenue (LOC - Citizens Financial Group), 0.04%, 6/1/35, Callable 8/1/21 @ 100 (a)	900	900
		4,305
Tennessee (6.4%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.07%, 5/1/39, Continuously Callable @100 (a)(b)	25,700	25,700
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue (LOC - Fifth Third Bank), 0.08%, 12/1/24, Callable 7/9/21 @ 100 (a)	8,500	8,500
		34,200
Texas (4.6%):
Port of Arthur Navigation District Industrial Development Corp. Revenue
0.06%, 3/1/42, Callable 9/1/21 @ 100 (a)	9,000	9,000
Series A, 0.05%, 12/1/40, Callable 8/2/21 @ 100 (a)	16,000	16,000
		25,000
Utah (1.9%):
Utah Housing Corp. Revenue (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.33%, 3/1/62, Callable 2/1/31 @ 100 (a)(c)	10,000	10,000

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Money Market Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia (0.7%):
Loudoun County Economic Development Authority Revenue (LOC - Northern Trust Corp.), 0.03%, 6/1/34, Callable 8/2/21 @ 100 (a)	$4,000	$4,000

Washington (1.5%):
Washington Higher Education Facilities Authority Revenue, 0.09%, 10/1/31, Callable 8/4/21 @ 100 (a)	8,025	8,025

Total Municipal Bonds (Cost $512,455)		512,455

Commercial Paper (7.4%)
Houston Texas, 0.08%, 7/8/21 (c)	15,000	15,000
Houston Texas (LOC - Citigroup, Inc.), 0.08%, 7/7/21 (c)	10,000	10,000
University of Texas System, 0.12%, 8/9/21 (c)	15,000	15,000
Total Commercial Paper (Cost $40,000)		40,000

Total Investments (Cost $552,455) — 102.5%		552,455
Liabilities in excess of other assets — (2.5)%		(13,406)
NET ASSETS - 100.00%		$539,049

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $76,155 (thousands) and amounted to 14.1% of net assets.
(d)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Shares or Principal Amount	Value
Common Stocks (0.0%)(a)
Utilities (0.0%):
Energy Harbor Corp. (b)	1,323	$49

Total Common Stocks (Cost $33)		49

Municipal Bonds (99.4%)
Alabama (2.4%):
Birmingham Airport Authority Revenue, 5.00%, 7/1/30	$1,200	1,569
Black Belt Energy Gas District Revenue, Series B-1, 0.96% (LIBOR01M+90bps), 12/1/48, (Put Date 12/1/23), Callable 9/1/23 @ 100 (c)(k)	10,000	10,065
Chatom Industrial Development Board Revenue
5.00%, 8/1/21	280	281
5.00%, 8/1/30	1,275	1,655
Prattville Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (c)	450	469
2.00%, 11/1/33, (Put Date 10/1/24) (c)	425	442
Selma Industrial Development Board Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (c)	3,650	3,799
1.37%, 5/1/34, (Put Date 6/16/25) (c)	5,875	5,995
The Lower Alabama Gas District Revenue (LOC - Goldman Sachs Bank USA), 4.00%, 12/1/50, (Put Date 12/1/25), Callable 9/1/25 @ 100.58 (c)	3,000	3,404
		27,679
Arizona (4.1%):
Arizona Health Facilities Authority Revenue, 1.88% (MUNIPSA+185bps), 2/1/48, (Put Date 2/1/23), Callable 8/5/22 @ 100 (c)	25,000	25,608
Arizona Industrial Development Authority Revenue
3.00%, 12/15/31, Continuously Callable @100 (d)	525	554
Series B, 4.00%, 7/1/31	315	371
Maricopa County IDA Revenue
4.00%, 7/1/29 (d)	750	851
0.60% (MUNIPSA+57bps), 1/1/35, (Put Date 10/18/24), Callable 10/18/23 @ 100 (c)	2,365	2,411
Series C, 0.83% (MUNIPSA+80bps), 9/1/48, (Put Date 9/1/24), Callable 9/1/23 @ 100 (c)	7,735	7,795
Maricopa County Pollution Control Corp. Revenue, Series B, 0.08%, 6/1/43, Callable 8/2/21 @ 100 (e)	6,000	6,000
Pinal County IDA Revenue
4.00%, 10/1/21	650	656
4.00%, 10/1/22	3,600	3,757
		48,003
Arkansas (0.7%):
Arkansas Development Finance Authority Revenue
5.00%, 9/1/30	1,180	1,533
5.00%, 9/1/31, Continuously Callable @100	1,200	1,557
5.00%, 9/1/44, (Put Date 9/1/27), Callable 3/1/27 @ 100 (c)	4,000	4,857
		7,947
California (3.8%):
Anaheim Public Financing Authority Revenue
Series A, 5.00%, 5/1/22	500	516
Series A, 5.00%, 5/1/24	250	275
California County Tobacco Securitization Agency Revenue
Series A, 5.00%, 6/1/30	200	268
Series B-1, 1.75%, 6/1/30	40	40
California Infrastructure & Economic Development Bank Revenue
0.40% (MUNIPSA+35bps), 8/1/47, (Put Date 8/1/24), Callable 8/1/23 @ 100 (c)	2,000	2,030

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 1.23% (MUNIPSA+120bps), 8/1/37, (Put Date 6/1/22), Callable 12/1/21 @ 100 (c)	$8,000	$8,064
California Municipal Finance Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8061, 0.49%, 1/1/60, Callable 1/1/37 @ 100 (d)(e)	5,000	5,000
California Public Finance Authority Revenue
Series A, 4.00%, 10/15/21	215	217
Series A, 4.00%, 10/15/22	245	255
California Statewide Communities Development Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8066, 0.49%, 4/1/60, Callable 10/1/32 @ 100 (d)(e)	5,000	5,000
City & County of San Francisco Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8059, 0.49%, 12/1/52, Callable 12/1/21 @ 100 (d)(e)	10,000	10,000
City of Irvine Special Assessment, 5.00%, 9/2/21	1,125	1,134
Contra Costa County Schools Pooled Notes Revenue, Series A, 2.00%, 12/1/21	4,500	4,529
County of Los Angeles Certificate of Participation, 5.00%, 9/1/21	1,000	1,008
Sierra View Local Health Care District Revenue
5.00%, 7/1/27	315	393
5.00%, 7/1/28	330	423
5.00%, 7/1/29	315	412
5.00%, 7/1/30	310	412
Western Placer Unified School District Special Tax, 2.00%, 6/1/25, Continuously Callable @100	4,750	4,907
		44,883
Colorado (1.2%):
Colorado Health Facilities Authority Revenue
Series A, 5.00%, 8/1/29	500	652
Series A, 5.00%, 11/1/29	3,225	4,218
Series A, 5.00%, 11/1/30, Continuously Callable @100	2,215	2,890
Series B-2, 5.00%, 8/1/49, (Put Date 8/1/26), Callable 2/1/26 @ 100 (c)	1,000	1,200
E-470 Public Highway Authority Revenue, Series B, 0.36% (SOFR+35bps), 9/1/39, (Put Date 9/1/24), Callable 6/1/24 @ 100 (c)	4,000	3,990
Southlands Metropolitan District No. 1, GO
Series A-1, 3.00%, 12/1/22	197	199
Series A-1, 3.50%, 12/1/27	1,000	1,064
		14,213
Connecticut (2.6%):
City of Bridgeport, GO, Series B, 5.00%, 8/15/26	3,450	4,104
City of New Haven, GO
Series A, 5.00%, 8/1/22	1,190	1,242
Series A, 5.00%, 8/1/24	1,000	1,118
Series A, 5.00%, 8/1/25	580	666
Series A, 5.00%, 8/1/26	580	683
Series A, 5.00%, 8/1/27	1,000	1,203
City of New Haven, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 8/1/27	2,500	3,102
Series A, 5.00%, 8/1/28	1,000	1,273
Series B, 5.00%, 2/1/27	600	735
Series B, 5.00%, 2/1/28	525	660
Series B, 5.00%, 2/1/29	550	708
City of West Haven, GO
Series A, 4.00%, 11/1/21	800	807
Series A, 5.00%, 11/1/23	800	866
Series A, 5.00%, 11/1/24	815	906
Series A, 5.00%, 11/1/27	650	769
Connecticut State Health & Educational Facilities Authority Revenue
Series A, 5.00%, 7/1/30, Continuously Callable @100	2,000	2,622

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B-2, 5.00%, 7/1/53, (Put Date 1/1/27), Callable 10/1/26 @ 100.87 (c)	$3,000	$3,683
Harbor Point Infrastructure Improvement District Tax Allocation, 5.00%, 4/1/22 (d)	1,920	1,976
State of Connecticut Special Tax Revenue, Series A, 5.00%, 5/1/31, Continuously Callable @100	2,500	3,295
		30,418
Florida (1.9%):
Alachua County Health Facilities Authority Revenue
4.00%, 12/1/23	1,100	1,200
5.00%, 12/1/37, (Put Date 12/1/26), Callable 6/1/26 @ 100 (c)	3,000	3,623
Capital Trust Agency, Inc. Revenue, 4.00%, 8/1/30	200	224
City of Atlantic Beach Revenue, Series B-2, 3.00%, 11/15/23, Continuously Callable @100	2,750	2,755
City of Pompano Beach Revenue, 3.50%, 9/1/30, Continuously Callable @103	3,590	3,879
County of Escambia Revenue
0.05%, 7/1/22 (e)(f)	2,000	2,000
2.00%, 11/1/33, (Put Date 10/1/24) (c)	775	806
County of St. Lucie Revenue, 0.03%, 9/1/28, Continuously Callable @100 (e)	1,000	1,000
Florida Development Finance Corp. Revenue
Series A, 5.00%, 6/15/26 (d)	370	430
Series A, 5.00%, 6/15/27 (d)	390	463
Series A, 5.00%, 6/15/28, Continuously Callable @100 (d)	410	487
Series A, 5.00%, 6/15/29, Continuously Callable @100 (d)	360	427
Series A, 5.00%, 6/15/30, Continuously Callable @100 (d)	475	563
Florida Higher Educational Facilities Financial Authority Revenue
5.00%, 10/1/22	500	525
5.00%, 10/1/24	500	558
5.00%, 10/1/25	445	507
Lee County IDA Revenue, 4.75%, 10/1/22	1,350	1,396
Southeast Overtown Park West Community Redevelopment Agency Tax Allocation, Series A-1, 5.00%, 3/1/23 (d)	1,000	1,067
		21,910
Georgia (5.1%):
Appling County Development Authority Revenue
0.06%, 9/1/41, Continuously Callable @100 (e)	6,000	6,000
Series A, 1.50%, 1/1/38, (Put Date 2/3/25) (c)	2,000	2,026
Burke County Development Authority Revenue, 1.70%, 12/1/49, (Put Date 8/22/24) (c)	7,500	7,760
Cobb County Development Authority Revenue, Series A, 2.25%, 4/1/33, (Put Date 10/1/29) (c)	5,000	5,387
Cobb County Housing Authority Revenue (LIQ - Deutsche Bank A.G.), Series DBE-8068, 0.49%, 10/1/59, Callable 10/1/35 @ 100 (d)(e)	3,055	3,055
Development Authority of Heard County Revenue, 0.08%, 9/1/26, Continuously Callable @100 (e)	1,200	1,200
George L Smith II Congress Center Authority Revenue, 2.38%, 1/1/31	1,000	1,074
Main Street Natural Gas, Inc. Revenue
4.00%, 8/1/48, (Put Date 12/1/23), Callable 9/1/23 @ 100.29 (c)	5,000	5,404
Series A, 5.00%, 5/15/28	1,000	1,256
Series A, 5.00%, 5/15/29	1,775	2,275
Series C, 4.00%, 3/1/50, (Put Date 9/1/26), Callable 6/1/26 @ 100.5 (c)	10,000	11,549
Savannah Economic Development Authority Revenue, 2.00%, 11/1/33, (Put Date 10/1/24) (c)	815	848
The Burke County Development Authority Revenue, Series 1, 0.04%, 7/1/49, Continuously Callable @100 (e)	2,890	2,890
The Burke County Development Authority Revenue (NBGA - Southern Co.), 0.06%, 11/1/52, Continuously Callable @100 (e)	2,900	2,900

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
The Development Authority of Monroe County Revenue
0.06%, 4/1/32, Continuously Callable @100 (e)	$500	$500
0.06%, 11/1/48, Continuously Callable @100 (e)	1,400	1,400
The Monroe County Development Authority Revenue, Series A, 1.50%, 1/1/39, (Put Date 2/3/25) (c)	3,500	3,545
		59,069
Guam (0.3%):
Territory of Guam Revenue
Series A, 5.00%, 12/1/23	1,500	1,643
Series A, 5.00%, 12/1/24	2,000	2,265
		3,908
Idaho (0.5%):
County of Nez Perce Revenue, 2.75%, 10/1/24	5,000	5,300

Illinois (12.8%):
Chicago Board of Education, GO
Series A, 4.00%, 12/1/27	1,400	1,647
Series B, 5.00%, 12/1/21	400	408
Series B, 5.00%, 12/1/22	400	425
Series B, 5.00%, 12/1/22	1,500	1,595
Series B, 5.00%, 12/1/31, Continuously Callable @100	1,000	1,313
Chicago Board of Education, GO (LIQ - Deutsche Bank A.G.)
Series 2016-XG0073, 0.14%, 12/1/39, Callable 12/1/21 @ 100 (d)(e)	11,000	11,000
Series 2017-XM0188, 0.14%, 12/1/39, Callable 12/1/21 @ 100 (d)(e)	5,000	5,000
Chicago Park District, GO
Series A, 4.00%, 1/1/31, Continuously Callable @100	750	899
Series F-2, 5.00%, 1/1/27	600	714
Series F-2, 5.00%, 1/1/28	1,000	1,218
Series F-2, 5.00%, 1/1/29	1,000	1,241
Series F-2, 5.00%, 1/1/30	1,305	1,644
Series F-2, 5.00%, 1/1/31, Continuously Callable @100	2,115	2,660
Series F-2, 5.00%, 1/1/32, Continuously Callable @100	1,750	2,186
Chicago Park District, GO (INS - Build America Mutual Assurance Co.), Series 2015-XF2111, 0.12%, 1/1/22 (d)(e)	10,200	10,200
Chicago Transit Authority Revenue
5.00%, 6/1/25	1,720	2,012
5.00%, 6/1/26	1,000	1,205
City of Chicago Waterworks Revenue
5.00%, 11/1/25	4,000	4,754
5.00%, 11/1/26	1,000	1,225
Series A-1, 5.00%, 11/1/25	2,000	2,377
Series A-1, 4.00%, 11/1/26	2,500	2,931
County of Cook, GO (LIQ-JPMorgan Chase & Co.), Series 2015-XF0124, 0.19%, 5/15/22 (d)(e)	11,160	11,160
Illinois Finance Authority Revenue
5.00%, 10/1/29	500	638
5.00%, 10/1/30	250	324
0.78% (MUNIPSA+75bps), 1/1/46, (Put Date 7/1/23), Callable 7/1/22 @ 100 (c)	9,000	9,140
Series B, 0.73% (MUNIPSA+70bps), 5/1/42, (Put Date 5/1/26), Callable 5/1/25 @ 100 (c)	2,250	2,246
Series C, 4.00%, 2/15/25	10,000	11,192
Illinois Sports Facilities Authority Revenue, 5.00%, 6/15/28	1,000	1,211
Northern Illinois University Revenue
5.00%, 10/1/30 (g)	325	423
5.00%, 10/1/31, Continuously Callable @100 (g)	450	589
4.00%, 10/1/32, Continuously Callable @100 (g)	500	607
Northern Illinois University Revenue (INS - Build America Mutual Assurance Co.), Series B, 5.00%, 4/1/30	250	327
Sales Tax Securitization Corp. Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series A, 5.00%, 1/1/28	$1,000	$1,244
Series A, 5.00%, 1/1/29	2,500	3,172
Series A, 5.00%, 1/1/30	2,000	2,578
State of Illinois, GO
Series A, 5.00%, 3/1/22	1,500	1,547
Series A, 5.00%, 10/1/23	3,000	3,303
Series A, 5.00%, 11/1/25	5,000	5,882
Series C, 5.00%, 11/1/29, Continuously Callable @100	8,985	10,982
State of Illinois, GO (INS - Build America Mutual Assurance Co.), Series D, 5.00%, 11/1/25 (f)	15,000	17,369
Village of Rosemont, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 12/1/22	1,735	1,851
Series A, 5.00%, 12/1/23	1,825	2,029
Series A, 5.00%, 12/1/24	1,915	2,207
Western Illinois University Revenue (INS - Build America Mutual Assurance Co.)
4.00%, 4/1/29	750	905
4.00%, 4/1/30	750	918
Will County Community High School District No 210 Lincoln-Way, GO, 4.00%, 1/1/22	975	989
		149,487
Indiana (1.0%):
Brownsburg 1999 School Building Corp. Revenue, 1.50%, 5/13/22, Continuously Callable @100 (d)	2,000	2,008
Hammond Local Public Improvement Bond Bank Revenue, 2.00%, 12/31/21	1,170	1,177
Indiana Bond Bank Revenue
1/15/27 (h)	1,280	1,198
1/15/28 (h)	1,100	1,008
1/15/29 (h)	565	504
7/15/29, Continuously Callable @99 (h)	730	627
Indiana Finance Authority Revenue, 2.95%, 10/1/22, Continuously Callable @100	5,000	5,127
		11,649
Iowa (0.3%):
City of Waverly Revenue, 2.50%, 12/31/22, Continuously Callable @100	2,000	2,046
Iowa Higher Education Loan Authority Revenue, 2.00%, 5/19/22	2,000	2,027
		4,073
Kansas (0.4%):
City of Burlington Revenue, Series B, 0.11%, 9/1/35, Continuously Callable @100 (e)	4,050	4,050
City of St. Marys Revenue, 0.09%, 4/15/32, Continuously Callable @100 (e)	1,200	1,200
		5,250
Kentucky (6.8%):
City of Ashland Revenue
5.00%, 2/1/28	1,775	2,101
5.00%, 2/1/30	740	893
County of Carroll Revenue, 1.55%, 9/1/42, (Put Date 9/1/26) (c)	5,000	5,026
County of Owen Revenue
2.45%, 6/1/39, (Put Date 10/1/29) (c)	10,000	10,763
2.45%, 9/1/39, (Put Date 10/1/29) (c)	5,000	5,301
Kentucky Economic Development Finance Authority Revenue, Series B-3, 1.43% (MUNIPSA+140bps), 2/1/46, (Put Date 2/1/25), Callable 8/1/24 @ 100 (c)	10,000	10,137
Kentucky Public Energy Authority Revenue
Series B, 4.00%, 1/1/49, (Put Date 1/1/25), Callable 10/1/24 @ 100.24 (c)	5,715	6,359
Series C, 4.00%, 2/1/50, (Put Date 2/1/28), Callable 11/1/27 @ 100.47 (c)	10,000	11,847

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series C-1, 4.00%, 12/1/49, (Put Date 6/1/25), Callable 3/1/25 @ 100.19 (c)	$10,000	$11,235
Series C-3, 1.08% (MUNIPSA+105bps), 12/1/49, (Put Date 6/1/25), Callable 3/1/25 @ 100 (c)	10,000	10,185
Louisville/Jefferson County Metropolitan Government Revenue, 5.00%, 10/1/47, (Put Date 10/1/29), Callable 7/1/29 @ 100.9 (c)	4,000	5,183
		79,030
Louisiana (3.1%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, Series A, 2.00%, 6/1/30, Continuously Callable @100	1,000	1,020
Louisiana Public Facilities Authority Revenue, 0.68% (MUNIPSA+65bps), 9/1/57, (Put Date 9/1/23), Callable 3/1/23 @ 100 (c)	10,000	10,092
Louisiana Stadium & Exposition District Revenue, 4.00%, 7/3/23, Continuously Callable @100	3,325	3,500
Parish of St. Charles Revenue, 4.00%, 12/1/40, (Put Date 6/1/22) (c)	4,000	4,125
Parish of St. James Revenue, Series B-1, 0.10%, 11/1/40, Continuously Callable @100 (e)(f)	8,300	8,300
Parish of St. John the Baptist. Revenue
2.10%, 6/1/37, (Put Date 7/1/24) (c)	2,000	2,064
2.20%, 6/1/37, (Put Date 7/1/26) (c)	1,750	1,831
Tobacco Settlement Financing Corp. Revenue, Series A, 5.00%, 5/15/22	5,000	5,208
		36,140
Maryland (0.9%):
Maryland Economic Development Corp. Revenue
Series A, 5.00%, 6/1/25	1,500	1,717
Series A, 5.00%, 6/1/26	2,000	2,345
Series A, 5.00%, 6/1/27	1,340	1,606
Maryland Health & Higher Educational Facilities Authority Revenue
5.00%, 7/1/28	1,910	2,417
5.00%, 7/1/29	1,130	1,455
5.00%, 7/1/30	1,000	1,308
		10,848
Massachusetts (0.7%):
Massachusetts Development Finance Agency Revenue
5.00%, 7/15/21 (d)	225	225
5.00%, 7/1/25	1,250	1,459
5.00%, 7/1/26	1,500	1,797
5.00%, 7/15/26 (d)	310	361
5.00%, 7/15/28 (d)	340	413
5.00%, 7/15/30 (d)	640	807
Series A, 5.00%, 7/1/29, Continuously Callable @100	1,425	1,803
Series C, 5.00%, 10/1/30	975	1,263
		8,128
Michigan (0.5%):
Flint Hospital Building Authority Revenue
5.00%, 7/1/29	1,995	2,463
5.00%, 7/1/30	2,290	2,875
		5,338
Minnesota (0.2%):
Housing & Redevelopment Authority of The City of St Paul Minnesota Revenue, 5.00%, 11/15/21	1,575	1,603
Sanford Canby Community Hospital District No. 1 Revenue, 0.41%, 11/1/26, Continuously Callable @100 (e)	1,295	1,295
		2,898
Mississippi (2.0%):
County of Warren Revenue, 2.90%, 9/1/32, (Put Date 9/1/23) (c)	2,000	2,104

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Mississippi Business Finance Corp. Revenue, 3.20%, 9/1/28, Continuously Callable @100	$4,000	$4,211
Mississippi Hospital Equipment & Facilities Authority Revenue
5.00%, 9/1/24	10,000	11,364
Series A-2, 0.65%, 9/1/36, (Put Date 9/1/21) (c)	5,760	5,762
		23,441
Missouri (0.2%):
Health & Educational Facilities Authority of The State of Missouri Revenue
3.00%, 8/1/22	135	138
4.00%, 8/1/24	155	169
4.00%, 8/1/26	205	232
4.00%, 8/1/28	415	485
4.00%, 8/1/30	295	352
Missouri Development Finance Board Revenue
5.00%, 3/1/22	350	360
5.00%, 3/1/23	200	213
5.00%, 3/1/24	300	332
		2,281
Montana (0.8%):
City of Forsyth Revenue, 2.00%, 8/1/23	6,000	6,202
Montana State Board of Regents Revenue, Series F, 0.48% (MUNIPSA+45bps), 11/15/35, (Put Date 9/1/23), Callable 3/1/23 @ 100 (c)	3,075	3,053
		9,255
Nevada (0.4%):
County of Washoe Revenue, Series B, 3.00%, 3/1/36, (Put Date 6/1/22) (c)	4,400	4,494

New Hampshire (0.1%):
New Hampshire Business Finance Authority Revenue
4.00%, 1/1/30, Continuously Callable @103	280	318
4.00%, 1/1/31, Continuously Callable @103	295	334
		652
New Jersey (6.7%):
Casino Reinvestment Development Authority Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 11/1/24	1,000	1,121
City of Newark, GO
3.50%, 7/27/21	3,532	3,540
Series B, 2.00%, 10/5/21	1,160	1,165
Series C, 2.00%, 10/5/21	4,200	4,220
New Jersey Building Authority Revenue
Series A, 3.00%, 6/15/23	600	632
Series A, 3.00%, 6/15/23	400	421
Series A, 5.00%, 6/15/24	2,405	2,728
Series A, 5.00%, 6/15/24	1,595	1,813
New Jersey Economic Development Authority Revenue
Series BBB, 5.00%, 6/15/23	7,000	7,640
Series XX, 5.00%, 6/15/22 (f)	20,000	20,898
New Jersey Economic Development Authority Revenue (LOC - Valley National Bank), 0.33%, 3/1/31, Continuously Callable @100 (e)	1,390	1,390
New Jersey Educational Facilities Authority Revenue
Series B, 5.00%, 9/1/22	4,735	4,994
Series B, 5.00%, 9/1/23	4,000	4,404
Series B, 4.00%, 9/1/24	4,730	5,255
New Jersey Transportation Trust Fund Authority Revenue
5.00%, 6/15/24	5,095	5,765
Series AA, 5.00%, 6/15/22	1,500	1,567
Series AA, 5.00%, 6/15/23	3,835	4,186
State of New Jersey, GO, Series A, 4.00%, 6/1/31	3,000	3,754
Tobacco Settlement Financing Corp. Revenue, Series B, 3.20%, 6/1/27	560	573

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Township of Weehawken, GO, 1.25%, 12/30/21	$2,412	$2,419
		78,485
New Mexico (1.6%):
City of Farmington Revenue
1.88%, 4/1/33, (Put Date 10/1/21) (c)	6,000	6,020
2.13%, 6/1/40, (Put Date 6/1/22) (c)	2,000	2,029
Series A, 0.08%, 6/1/40, Callable 8/2/21 @ 100 (e)	4,000	4,000
New Mexico Hospital Equipment Loan Council Revenue
5.00%, 6/1/22	445	463
5.00%, 6/1/27	770	943
5.00%, 6/1/28	780	976
5.00%, 6/1/29	835	1,063
5.00%, 6/1/30	525	678
5.00%, 6/1/31, Continuously Callable @100	690	890
Village of Los Ranchos de Albuquerque Revenue
5.00%, 9/1/28	840	1,056
5.00%, 9/1/31, Continuously Callable @100	300	388
		18,506
New York (10.7%):
City of Amsterdam, GO, 1.00%, 6/23/22	6,061	6,029
City of Long Beach, GO, Series A, 0.63%, 2/22/22, Continuously Callable @100	9,335	9,335
City of New York, GO
0.16%, 10/1/46, Continuously Callable @100 (e)	8,700	8,700
Series 2, 0.16%, 4/1/42, Continuously Callable @100 (e)	4,000	4,000
Series 3, 0.16%, 4/1/42, Continuously Callable @100 (e)	2,000	2,000
City of Ogdensburg, GO, 2.38%, 4/22/22	1,160	1,175
City of Poughkeepsie, GO
4.00%, 10/15/21	100	101
4.00%, 4/15/22	130	133
4.00%, 4/15/23	135	141
4.00%, 4/15/24	140	149
4.00%, 4/15/25	215	233
4.00%, 4/15/26	230	253
County of Rockland, GO (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 3/1/23	2,500	2,693
Series A, 5.00%, 3/1/24	1,600	1,793
County of Suffolk, GO, Series I, 2.00%, 7/22/21	4,000	4,003
Long Island Power Authority Revenue
Series B, 1.65%, 9/1/49, (Put Date 9/1/24), Callable 3/1/24 @ 100 (c)	4,500	4,653
Series C, 0.81% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23), Callable 10/1/22 @ 100 (c)(k)	5,000	4,999
Series C, 0.81% (LIBOR01M+75bps), 5/1/33, (Put Date 10/1/23), Callable 10/1/22 @ 100 (c)(k)	4,000	3,991
Metropolitan Transportation Authority Revenue
0.53% (MUNIPSA+50bps), 11/15/42, (Put Date 3/1/22), Callable 9/1/21 @ 100 (c)	10,000	9,987
Series 2, 0.83% (SOFR+80bps), 11/1/32, (Put Date 4/1/26), Callable 1/1/26 @ 100 (c)	2,000	1,986
Series A-1, 5.00%, 2/1/23	8,050	8,636
Series A-2, 5.00%, 11/15/45, (Put Date 5/15/30) (c)	1,830	2,397
Series B-1, 5.00%, 5/15/22	3,155	3,284
Series D-2, 0.48% (MUNIPSA+45bps), 11/15/44, (Put Date 11/15/22) (c)	8,000	7,978
Monroe County Industrial Development Corp. Revenue, 5.00%, 12/1/21	525	535
New York Liberty Development Corp. Revenue
2.80%, 9/15/69, Continuously Callable @100	14,950	15,389
2.63%, 9/15/69, Continuously Callable @100	1,650	1,710
New York State Dormitory Authority Revenue
5.00%, 12/1/24 (d)	1,200	1,367

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
5.00%, 12/1/25 (d)	$1,200	$1,406
New York State Housing Finance Agency Revenue (LIQ - Deutsche Bank A.G.), Series DBE-DBE-8073, 0.49%, 8/1/50, Continuously Callable @100 (d)(e)	4,958	4,958
Niagara Area Development Corp. Revenue, Series B, 3.50%, 11/1/24, Continuously Callable @100 (d)	500	518
Troy Capital Resource Corp. Revenue
5.00%, 8/1/26, Continuously Callable @100	1,050	1,251
5.00%, 9/1/27	1,250	1,552
Village of Valley Stream, GO, Series A, 2.00%, 5/12/22	7,590	7,672
		125,007
North Carolina (0.7%):
Columbus County Industrial Facilities & Pollution Control Financing Authority Revenue
2.00%, 11/1/33, (Put Date 10/1/24) (c)	825	864
2.00%, 11/1/33, (Put Date 10/1/24) (c)	825	864
Series A, 1.37%, 5/1/34, (Put Date 6/16/25) (c)	2,000	2,057
North Carolina Medical Care Commission Revenue
2.50%, 10/1/24, Continuously Callable @100	745	749
2.30%, 9/1/25, Continuously Callable @100	1,250	1,251
2.88%, 10/1/26, Continuously Callable @100	650	655
Series A, 4.00%, 10/1/27	600	698
Series B-1, 2.55%, 9/1/26, Continuously Callable @100	1,575	1,576
		8,714
Ohio (2.3%):
Akron Bath Copley Joint Township Hospital District Revenue
5.00%, 11/15/29	275	350
5.00%, 11/15/30	350	452
5.00%, 11/15/31, Continuously Callable @100	300	387
County of Allen Hospital Facilities Revenue, 5.00%, 12/1/30, Continuously Callable @100	2,000	2,643
County of Hamilton Revenue, 5.00%, 9/15/29	1,345	1,737
Ohio Air Quality Development Authority Revenue
1.90%, 5/1/26, (Put Date 10/1/24) (c)	3,500	3,649
2.40%, 12/1/38, (Put Date 10/1/29), Callable 10/1/24 @ 100 (c)	3,250	3,387
Ohio Higher Educational Facility Commission Revenue
5.00%, 5/1/22	500	519
5.00%, 5/1/23	550	597
5.00%, 5/1/24	1,000	1,128
Ohio Water Development Authority Revenue
1.55%, 7/1/21	1,800	1,800
6/1/33 (i)(j)	5,000	–
Port of Greater Cincinnati Development Authority Revenue, Series A, 3.00%, 5/1/23, Continuously Callable @100	4,765	4,772
Southeastern Ohio Port Authority Revenue
5.00%, 12/1/21	1,150	1,165
5.00%, 12/1/25, Continuously Callable @100	1,000	1,102
State of Ohio Revenue
5.00%, 11/15/27	425	524
5.00%, 11/15/30	710	919
5.00%, 11/15/31, Continuously Callable @100	465	601
Series A, 5.00%, 1/15/30	1,000	1,310
		27,042
Oklahoma (3.1%):
Garfield County Industrial Authority Revenue, Series A, 0.17%, 1/1/25, Callable 8/4/21 @ 100 (e)(f)	3,700	3,700
Muskogee Industrial Trust Revenue
4.00%, 9/1/28	2,500	2,899
4.00%, 9/1/29	3,010	3,516
Series A, 0.17%, 6/1/27, Continuously Callable @100 (e)	21,590	21,590
Oklahoma Development Finance Authority Revenue

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 8/15/23	$500	$546
Series B, 5.00%, 8/15/24	600	678
Series B, 5.00%, 8/15/25	550	641
Oklahoma Municipal Power Authority Revenue, Series A, 0.42% (MUNIPSA+39bps), 1/1/23 (k)	3,135	3,140
		36,710
Oregon (0.2%):
County of Yamhill Revenue
4.00%, 10/1/21	330	333
4.00%, 10/1/22	555	578
4.00%, 10/1/23	425	455
4.00%, 10/1/24	425	464
Oregon State Facilities Authority Revenue
Series A, 5.00%, 10/1/28	150	189
Series A, 5.00%, 10/1/29	300	384
Series A, 5.00%, 10/1/30	300	390
		2,793
Pennsylvania (7.4%):
Allentown City School District, GO, 1.00%, 3/31/22, Continuously Callable @100	2,000	2,000
Chester County IDA Revenue, 3.75%, 10/1/24	485	506
Coatesville School District, GO (INS - Assured Guaranty Municipal Corp.)
5.00%, 8/1/24	1,000	1,137
5.00%, 8/1/25	800	939
Commonwealth Financing Authority Revenue, 5.00%, 6/1/26	2,000	2,403
County of Lehigh Revenue
5.00%, 7/1/28	1,750	2,230
5.00%, 7/1/29	2,000	2,599
Delaware County Authority Revenue
4.00%, 10/1/21	180	182
4.00%, 10/1/22	200	208
5.00%, 10/1/23	235	257
5.00%, 10/1/24	505	567
5.00%, 10/1/25	525	603
5.00%, 10/1/30	1,200	1,456
Geisinger Authority Revenue
1.13% (LIBOR01M+107bps), 6/1/28, (Put Date 6/1/24), Callable 3/1/24 @ 100 (c)(k)	7,000	7,115
5.00%, 4/1/43, (Put Date 4/1/30), Callable 10/1/29 @ 100 (c)	4,250	5,532
General Authority of Southcentral Pennsylvania Revenue, 0.63% (MUNIPSA+60bps), 6/1/49, (Put Date 6/1/24), Callable 6/1/23 @ 100 (c)	6,000	6,076
Hospitals & Higher Education Facilities Authority of Philadelphia Revenue, 5.00%, 7/1/22	1,595	1,655
Latrobe Industrial Development Authority Revenue
5.00%, 3/1/28	135	160
5.00%, 3/1/29	175	210
5.00%, 3/1/30	150	182
5.00%, 3/1/31	175	214
Luzerne County IDA Revenue (INS - Assured Guaranty Municipal Corp.)
5.00%, 12/15/25	550	652
5.00%, 12/15/26, Continuously Callable @100	500	591
5.00%, 12/15/27, Continuously Callable @100	1,000	1,182
Montgomery County Higher Education & Health Authority Revenue, 0.75% (MUNIPSA+72bps), 9/1/51, (Put Date 9/1/23), Callable 7/28/21 @ 100 (c)	6,250	6,250
Northampton County General Purpose Authority Revenue, 1.10% (LIBOR01M+104bps), 8/15/48, (Put Date 8/15/24), Callable 2/15/23 @ 100 (c)(k)	1,855	1,853

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Pennsylvania Higher Educational Facilities Authority Revenue, Series A, 5.00%, 7/15/21	$1,090	$1,092
Pennsylvania Turnpike Commission Revenue, Series B-1, 1.01% (MUNIPSA+98bps), 12/1/21, Callable 7/14/21 @ 100 (k)	6,500	6,502
Philadelphia IDA Revenue
5.00%, 6/15/28 (d)	210	256
5.00%, 6/15/29, Continuously Callable @100 (d)	220	266
5.00%, 6/15/30, Continuously Callable @100 (d)	145	175
Pittsburgh Water & Sewer Authority Revenue, Series C, 0.68% (MUNIPSA+65bps), 9/1/40, (Put Date 12/1/23), Callable 6/1/23 @ 100 (c)	7,500	7,629
School District of Philadelphia, GO
Series D, 5.00%, 9/1/21	5,000	5,039
Series D, 5.00%, 9/1/22	5,500	5,804
Scranton School District, GO
0.91% (LIBOR01M+85bps), 4/1/31, (Put Date 4/1/21), Callable 12/1/22 @ 100 (c)(k)	6,590	6,601
Series A, 5.00%, 6/1/23	2,435	2,642
The Berks County Municipal Authority Revenue, Series B, 5.00%, 2/1/40, (Put Date 2/1/30), Callable 8/1/29 @ 101.5 (c)	1,700	1,876
West Mifflin School District, GO (INS - Assured Guaranty Municipal Corp.), 5.00%, 10/1/21	1,570	1,587
Westmoreland County IDA Revenue
Series A, 4.00%, 7/1/21	225	225
Series A, 4.00%, 7/1/22	300	310
		86,763
South Carolina (0.9%):
Patriots Energy Group Financing Agency Revenue, Series B, 0.92% (LIBOR01M+86bps), 10/1/48, (Put Date 2/1/24), Callable 11/1/23 @ 100 (c)(k)	10,000	10,165

South Dakota (0.4%):
South Dakota Health & Educational Facilities Authority Revenue
0.41%, 11/1/25, Continuously Callable @100 (e)	1,505	1,505
0.41%, 11/1/27, Continuously Callable @100 (e)	2,975	2,975
		4,480
Tennessee (1.1%):
Chattanooga Health Educational & Housing Facility Board Revenue, Series C, 0.07%, 5/1/39, Continuously Callable @100 (e)(f)	12,700	12,700

Texas (5.7%):
Austin Convention Enterprises, Inc. Revenue
5.00%, 1/1/25	400	426
5.00%, 1/1/27	400	426
County of Wise TX Revenue
5.00%, 8/15/21	200	201
5.00%, 8/15/22	525	549
5.00%, 8/15/23	500	542
5.00%, 8/15/29	880	1,081
5.00%, 8/15/31	680	855
5.00%, 8/15/32, Continuously Callable @100	450	565
5.00%, 8/15/33, Continuously Callable @100	930	1,160
Decatur Hospital Authority Revenue
Series A, 5.00%, 9/1/21	700	705
Series A, 5.00%, 9/1/24	780	880
Harris County Cultural Education Facilities Finance Corp. Revenue
5.00%, 7/1/49, (Put Date 12/1/26), Callable 9/1/26 @ 100.78 (c)	1,400	1,706
0.60% (MUNIPSA+57bps), 12/1/49, (Put Date 12/4/24), Callable 6/1/24 @ 100 (c)	1,670	1,655
Harris County Municipal Utility District No. 165, GO (INS - Build America Mutual Assurance Co.)
3.00%, 3/1/22	650	662

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
3.00%, 3/1/23	$520	$543
Irving Hospital Authority Revenue, 1.13% (MUNIPSA+110bps), 10/15/44, (Put Date 10/15/23), Callable 4/15/23 @ 100 (c)	1,665	1,665
Karnes County Hospital District Revenue, 5.00%, 2/1/24	1,885	2,030
Martin County Hospital District, GO
4.00%, 4/1/23	250	264
4.00%, 4/1/27	300	343
4.00%, 4/1/29	405	470
4.00%, 4/1/32, Continuously Callable @100	350	405
Matagorda County Navigation District No. 1 Revenue, 2.60%, 11/1/29	4,000	4,292
New Hope Cultural Education Facilities Finance Corp. Revenue
Series A, 5.00%, 7/1/23	1,250	1,062
Series A, 5.00%, 7/1/24	2,300	1,955
Series A, 5.00%, 7/1/25	2,135	1,815
Port of Port Arthur Navigation District Revenue
0.10%, 11/1/40, Continuously Callable @100 (e)(f)	28,675	28,675
Series B, 0.06%, 4/1/40, Continuously Callable @100 (e)	4,600	4,600
Series C, 0.07%, 4/1/40, Continuously Callable @100 (e)	1,100	1,100
Texas Municipal Gas Acquisition & Supply Corp. III Revenue
5.00%, 12/15/21	2,000	2,042
5.00%, 12/15/32	1,000	1,355
Texas Private Activity Bond Surface Transportation Corp. Revenue, 4.00%, 6/30/31, Continuously Callable @100	2,355	2,858
		66,887
Utah (0.6%):
Tender Option Bond Trust Receipts/Certificates (LIQ - Deutsche Bank A.G.), Series 2019-XF1081, 0.33%, 3/1/62, Callable 2/1/31 @ 100 (d)(e)	6,565	6,565

Vermont (1.1%):
Winooski School District, GO, 1.25%, 10/15/21	12,500	12,531

Virginia (1.0%):
Chesapeake Bay Bridge & Tunnel District Revenue, 5.00%, 11/1/23	5,140	5,704
Marquis Community Development Authority Revenue, 9/1/45 (d) (l)	1,074	516
Marquis Community Development Authority Tax Allocation
Series A, 3.32%, 9/1/36	3,506	1,686
Series C, 9/1/41 (h)	5,111	236
Prince William County IDA Revenue, 5.00%, 1/1/31, Continuously Callable @102	1,700	1,787
Virginia Small Business Financing Authority Revenue
Series A, 5.00%, 1/1/22	370	378
Series A, 5.00%, 1/1/31, Continuously Callable @103	1,250	1,545
		11,852
Washington (1.3%):
Washington Health Care Facilities Authority Revenue
5.00%, 8/15/26	2,000	2,352
5.00%, 8/15/27	2,175	2,610
Series B-2, 1.43% (MUNIPSA+140bps), 1/1/35, (Put Date 1/1/25), Callable 7/1/24 @ 100 (c)	10,000	10,249
		15,211
Wisconsin (1.8%):
Public Finance Authority Revenue
4.00%, 9/1/24 (d)	1,140	1,187
3.25%, 1/1/30	1,795	1,956
5.00%, 4/1/30 (d)	500	602
Wisconsin Health & Educational Facilities Authority Revenue
2.25%, 11/1/26, Continuously Callable @100	3,000	3,008
2.55%, 11/1/27, Continuously Callable @100	1,500	1,504
4.00%, 3/15/30	400	457
0.13%, 2/15/53, Callable 8/2/21 @ 100 (e)	6,500	6,500

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Tax Exempt Short-Term Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
0.68% (MUNIPSA+65bps), 8/15/54, (Put Date 7/31/24), Callable 7/31/23 @ 100 (c)	$1,700	$1,730
Series B-2, 5.00%, 2/15/51, (Put Date 2/15/27), Callable 8/15/26 @ 100 (c)	2,000	2,406
Series C, 5.00%, 8/15/21	1,200	1,207
		20,557
Total Municipal Bonds (Cost $1,129,532)		1,161,262

Commercial Paper (0.4%)
City of New Braunfels, 0.17%, 7/15/21 (d)	5,000	5,000

Total Commercial Paper (Cost $5,000)		5,000

Total Investments (Cost $1,134,565) — 99.8%		1,166,311
Other assets in excess of liabilities — 0.2%		2,502
NET ASSETS - 100.00%		$1,168,813

(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	Put Bond.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $93,864 (thousands) and amounted to 8.0% of net assets.
(e)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivery and/or when-issued basis.
(g)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(h)	Zero-coupon bond.
(i)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, illiquid securities were 0.0% of net assets.
(j)	Security was fair valued based using significant unobservable inputs as of June 30, 2021.
(k)	Variable or Floating-Rate Security. Rate disclosed is as of June 30, 2021.
(l)	Stepped-coupon security converts to coupon form on 9/1/21 with a rate of 7.50%.

bps—Basis points
Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of June 30, 2021, based on the last reset date of the security
LOC—Letter of Credit
MUNIPSA—Municipal Swap Index
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.

LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.

USAA Mutual Funds Trust	Schedule of Portfolio Investments
USAA Virginia Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Municipal Bonds (99.3%)
Virginia (90.1%):
Albermarle County Economic Development Authority Revenue, Series B, 0.01%, 10/1/48, Continuously Callable @100 (a)	$1,050	$1,050
Amherst IDA Revenue
5.00%, 9/1/26, Continuously Callable @100	1,575	1,575
4.75%, 9/1/30, Continuously Callable @100	2,000	1,967
Arlington County IDA Revenue
5.00%, 2/15/43, Continuously Callable @100	1,775	2,180
4.00%, 7/1/45, Continuously Callable @100	1,585	1,867
Campbell County IDA Revenue, 4.00%, 6/1/44, Continuously Callable @100	4,600	5,377
Capital Region Airport Commission Revenue
Series A, 4.00%, 7/1/36, Continuously Callable @100	700	796
Series A, 4.00%, 7/1/38, Continuously Callable @100	750	850
Charles City County Economic Development Authority Revenue, Series A, 2.88%, 2/1/29, Continuously Callable @101	10,000	11,003
Chesapeake Bay Bridge & Tunnel District Revenue
5.50%, 7/1/25	5,000	5,739
5.00%, 7/1/51, Continuously Callable @100	9,240	10,991
Chesapeake Bay Bridge & Tunnel District Revenue (INS - Assured Guaranty Municipal Corp.), 5.00%, 7/1/41, Continuously Callable @100	5,000	5,923
Chesapeake Hospital Authority Revenue
4.00%, 7/1/39, Continuously Callable @100	1,000	1,160
4.00%, 7/1/43, Continuously Callable @100	4,000	4,589
City of Chesapeake Expressway Toll Road Revenue
7/15/32, Continuously Callable @100 (b)	6,520	7,196
7/15/40, Continuously Callable @100 (i)	3,000	3,339
City of Lynchburg, GO, 4.00%, 6/1/44, Continuously Callable @100	5,000	5,469
City of Norfolk, GO
Series A, 4.00%, 9/1/37, Continuously Callable @100	2,040	2,459
Series A, 4.00%, 9/1/39, Continuously Callable @100	1,535	1,840
City of Norfolk, GO (LIQ - Bank of America Corp.), 0.02%, 8/1/37, Continuously Callable @100 (a)	3,830	3,830
City of Portsmouth, GO
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	880	947
5.00%, 2/1/33, Pre-refunded 2/1/23 @ 100	120	129
City of Richmond Public Utility Revenue
4.00%, 1/15/40, Continuously Callable @100	6,000	6,806
Series A, 5.00%, 1/15/38, Pre-refunded 1/15/23 @ 100	6,000	6,443
Series A, 4.00%, 1/15/50, Continuously Callable @100	1,730	2,028
City of Richmond, GO
Series D, 5.00%, 3/1/32	800	1,107
Series D, 5.00%, 3/1/33	1,000	1,409
County of Fairfax VA Sewer Revenue
Series A, 5.00%, 7/15/46, Continuously Callable @100 (c)	10,000	13,201
Series A, 4.00%, 7/15/51, Continuously Callable @100 (c)	10,000	12,109
Fairfax County Economic Development Authority Revenue
5.00%, 4/1/47, Continuously Callable @100	4,000	4,861
Series A, 5.00%, 10/1/29, Continuously Callable @100	2,000	2,290
Series A, 5.00%, 10/1/30, Continuously Callable @100	2,000	2,289
Series A, 5.00%, 10/1/31, Continuously Callable @100	2,000	2,287
Series A, 5.00%, 10/1/32, Continuously Callable @100	1,500	1,714
Series A, 5.00%, 12/1/32, Continuously Callable @100	1,500	1,641
Series A, 5.00%, 10/1/33, Continuously Callable @100	2,200	2,512
Series A, 5.00%, 10/1/34, Continuously Callable @100	2,000	2,282
Series A, 5.00%, 10/1/42, Continuously Callable @102	2,250	2,513
Series A, 4.00%, 10/1/42, Continuously Callable @102	2,750	2,930
Series A, 5.00%, 12/1/42, Continuously Callable @100	2,800	2,999

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B, 5.00%, 10/1/35, Continuously Callable @100	$2,620	$3,261
Series B, 5.00%, 10/1/36, Continuously Callable @100	2,000	2,484
Fairfax County Economic Development Authority Revenue (LIQ - Northern Trust Corp.), Series A, 0.03%, 12/1/33, Continuously Callable @100 (a)	4,475	4,475
Fairfax County Economic Development Authority Revenue (LOC - SunTrust Bank), 0.05%, 6/1/37, Continuously Callable @100 (a)	7,800	7,800
Fairfax County IDA Revenue
5.00%, 5/15/37, Continuously Callable @100	14,000	14,558
4.00%, 5/15/42, Continuously Callable @100	1,000	1,030
Series A, 4.00%, 5/15/44, Continuously Callable @100	6,900	7,448
Series S, 4.00%, 5/15/48, Continuously Callable @100	1,500	1,740
Front Royal & Warren County IDA Revenue, 4.00%, 1/1/50, Continuously Callable @103	7,000	7,597
Greater Richmond Convention Center Authority Revenue, 5.00%, 6/15/32, Continuously Callable @100	1,500	1,732
Hampton Roads Sanitation District Revenue, Series A, 5.00%, 8/1/43, Pre-refunded 8/1/26 @ 100	4,700	5,738
Hampton Roads Transportation Accountability Commission Revenue
Series A, 4.00%, 7/1/50, Continuously Callable @100	5,000	5,927
Series A, 5.00%, 7/1/52, Continuously Callable @100 (c)	15,000	18,113
Hanover County Economic Development Authority Revenue
5.00%, 7/1/51, Continuously Callable @103	1,200	1,305
Series A, 4.50%, 7/1/30, Continuously Callable @100	2,795	2,853
Series A, 4.50%, 7/1/32, Continuously Callable @100	1,100	1,122
Series A, 5.00%, 7/1/42, Continuously Callable @100	2,000	2,043
Henrico County Economic Development Authority Revenue
5.00%, 6/1/24, Continuously Callable @100	1,200	1,241
4.25%, 6/1/26, Continuously Callable @100	140	144
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	2,105	2,240
5.00%, 10/1/37, Continuously Callable @103	2,500	2,781
4.00%, 10/1/40, Continuously Callable @103	500	547
4.00%, 10/1/45, Continuously Callable @103	725	790
4.00%, 10/1/50, Continuously Callable @103	1,500	1,632
Lewistown Commerce Center Community Development Authority Tax Allocation
6.05%, 3/1/44, Continuously Callable @103 (d)	1,431	1,174
6.05%, 3/1/44, Continuously Callable @103	680	565
Series C, 6.05%, 3/1/54, Continuously Callable @100	2,340	426
Lexington IDA Revenue
4.00%, 1/1/31, Continuously Callable @102	750	821
4.00%, 1/1/37, Continuously Callable @102	1,000	1,074
5.00%, 1/1/43, Pre-refunded 1/1/22 @ 100	2,000	2,048
5.00%, 1/1/48, Continuously Callable @100	1,000	1,227
Series A, 5.00%, 1/1/42, Continuously Callable @103	1,000	1,068
Series A, 5.00%, 1/1/48, Continuously Callable @103	1,250	1,334
Loudoun County Economic Development Authority Revenue
5.00%, 12/1/31, Continuously Callable @100	1,135	1,305
5.00%, 12/1/32, Continuously Callable @100	800	919
5.00%, 12/1/33, Continuously Callable @100	775	890
5.00%, 12/1/34, Continuously Callable @100	805	924
Series B, 0.02%, 2/15/38, Callable 8/2/21 @ 100 (a)	8,545	8,545
Series E, 0.03%, 2/15/38, Callable 8/2/21 @ 100 (a)	7,255	7,255
Series F, 0.03%, 2/15/38, Callable 8/2/21 @ 100 (a)	12,810	12,810
Lynchburg Economic Development Authority Revenue
5.00%, 9/1/43, Continuously Callable @100	3,000	3,232
Series A, 5.00%, 1/1/47, Continuously Callable @100	2,250	2,613
Lynchburg Economic Development Authority Revenue (LIQ - JPMorgan Chase & Co.), Series 2018-XL0075, 0.18%, 1/1/25 (a)(e)	5,400	5,400

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Lynchburg Economic Development Authority Revenue (LOC - Branch Banking & Trust Co.), Series C, 0.11%, 1/1/47, Continuously Callable @100 (a)	$1,965	$1,965
Manassas Park Economic Development Authority Revenue, 4.00%, 12/15/52, Continuously Callable @100	4,500	5,223
Marquis Community Development Authority of York County Virginia Tax Allocation, Series B, 3.66%, 9/1/41	3,532	1,699
Marquis Community Development Authority Revenue, 9/1/45 (e)(j)	1,093	526
Marquis Community Development Authority Tax Allocation, Series C, 9/1/41 (f)	5,389	248
Montgomery County Economic Development Authority Revenue
Series A, 4.00%, 6/1/36, Continuously Callable @100	1,125	1,338
Series A, 4.00%, 6/1/39, Continuously Callable @100	1,750	2,066
Norfolk Airport Authority Revenue, 5.00%, 7/1/43, Continuously Callable @100	2,800	3,528
Norfolk Economic Development Authority Revenue
5.00%, 11/1/30, Pre-refunded 11/1/22 @ 100	1,000	1,064
Series A, 0.02%, 11/1/34, Continuously Callable @100 (a)	1,900	1,900
Series B, 5.00%, 11/1/43, Continuously Callable @100	3,500	3,702
Series B, 5.00%, 11/1/48, (Put Date 11/1/28) (g)	1,600	2,061
Series B, 4.00%, 11/1/48, Continuously Callable @100	1,100	1,271
Prince Edward County IDA Revenue
4.00%, 9/1/43, Continuously Callable @100	2,250	2,485
5.00%, 9/1/48, Continuously Callable @100	2,055	2,428
Prince William County IDA Revenue
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	1,705	1,720
5.50%, 9/1/31, Pre-refunded 9/1/21 @ 100	2,000	2,018
5.50%, 9/1/34, Pre-refunded 9/1/21 @ 100	1,000	1,009
5.00%, 1/1/37, Continuously Callable @102	1,000	1,038
5.00%, 1/1/46, Continuously Callable @102	4,000	4,089
5.00%, 11/1/46, Continuously Callable @100	10,000	10,567
Radford IDA Revenue (NBGA - Fannie Mae), 3.50%, 9/15/29, Continuously Callable @100	4,000	4,117
Rappahannock Regional Jail Authority Revenue
5.00%, 10/1/34, Pre-refunded 10/1/25 @ 100	2,340	2,785
5.00%, 10/1/35, Pre-refunded 10/1/25 @ 100	1,165	1,386
Roanoke Economic Development Authority Revenue
5.00%, 7/1/47	6,250	9,615
4.00%, 7/1/51, Continuously Callable @100	5,000	5,863
Series A, 5.00%, 9/1/36, Continuously Callable @100	1,640	1,963
Series A, 5.00%, 9/1/43, Continuously Callable @100	4,060	4,803
Rockingham County Economic Development Authority Revenue
4.00%, 12/1/33, Continuously Callable @100	1,000	1,142
5.00%, 12/1/39, Continuously Callable @100	4,180	5,038
Salem Economic Development Authority Revenue
4.00%, 4/1/38, Continuously Callable @100	250	284
4.00%, 4/1/39, Continuously Callable @100	225	255
4.00%, 4/1/40, Continuously Callable @100	250	282
4.00%, 4/1/45, Continuously Callable @100	750	845
5.00%, 4/1/49, Continuously Callable @100	910	1,105
Stafford County Economic Development Authority Revenue
5.00%, 6/15/36, Continuously Callable @100	5,900	7,036
4.00%, 6/15/37, Continuously Callable @100	6,495	7,301
Tobacco Settlement Financing Corp. Revenue, Series B-1, 5.00%, 6/1/47, Continuously Callable @100	10,000	10,126
University of Virginia Revenue
Series A, 5.00%, 6/1/37, Pre-refunded 6/1/23 @ 100	4,405	4,809
Series A, 5.00%, 4/1/42, Continuously Callable @100	4,000	4,886
Series A, 5.00%, 4/1/47, Continuously Callable @100	5,000	6,105
Series A-1, 4.00%, 4/1/45, Continuously Callable @100	5,000	5,566
Series B, 5.00%, 4/1/46, Continuously Callable @100	5,000	6,108

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Upper Occoquan Sewage Authority Revenue, 4.00%, 7/1/39, Pre-refunded 7/1/25 @ 100	$5,000	$5,703
Virginia Beach Development Authority Revenue
5.00%, 9/1/40, Continuously Callable @103	3,250	3,701
5.00%, 9/1/44, Continuously Callable @103	4,865	5,488
4.00%, 9/1/48, Continuously Callable @103	3,755	4,043
Series A, 5.00%, 5/1/29, Continuously Callable @100	1,795	2,028
Virginia College Building Authority Revenue
5.00%, 6/1/22	125	130
5.00%, 6/1/23	125	136
5.00%, 6/1/24	225	253
5.00%, 6/1/25	250	288
5.00%, 6/1/26	250	295
5.00%, 6/1/27	275	332
5.00%, 6/1/28	295	364
5.00%, 6/1/29	300	376
5.00%, 6/1/30	325	413
5.00%, 2/1/31, Continuously Callable @100	10,000	12,660
5.00%, 6/1/31	300	388
5.00%, 2/1/32, Continuously Callable @100	4,000	5,054
4.00%, 1/15/33, Continuously Callable @100	965	1,115
4.00%, 1/15/35, Continuously Callable @100	545	626
4.00%, 1/15/36, Continuously Callable @100	650	745
4.00%, 6/1/36, Continuously Callable @100	925	1,086
4.00%, 1/15/43, Continuously Callable @100	1,285	1,458
4.00%, 6/1/46, Continuously Callable @100	1,000	1,156
Series A, 5.00%, 9/1/31, Pre-refunded 9/1/24 @ 100	2,725	3,126
Series A, 5.00%, 9/1/32, Pre-refunded 9/1/24 @ 100	5,615	6,442
Series A, 5.00%, 9/1/33, Pre-refunded 9/1/24 @ 100	6,380	7,319
Series A, 4.00%, 2/1/35, Continuously Callable @100	8,000	8,953
Series A, 3.00%, 1/15/46, Continuously Callable @100	1,000	1,066
Series A, 3.00%, 1/15/51, Continuously Callable @100	1,175	1,251
Virginia College Building Authority Revenue (LIQ - Wells Fargo & Co.), 0.01%, 11/1/36, Continuously Callable @100 (a)	5,660	5,660
Virginia College Building Authority Revenue(LIQ - U.S. Bancorp), 0.03%, 8/1/34, Callable 8/4/21 @ 100 (a)	2,200	2,200
Virginia Commonwealth Transportation Board Revenue
5.00%, 3/15/32, Continuously Callable @100	3,350	4,198
5.00%, 9/15/32, Continuously Callable @100	9,190	11,509
4.00%, 5/15/42, Continuously Callable @100	10,000	11,510
Series A, 4.00%, 5/15/36, Continuously Callable @100	2,000	2,342
Virginia Commonwealth University Health System Authority Revenue, 5.00%, 7/1/46, Continuously Callable @100	5,500	6,691
Virginia Commonwealth University Revenue
Series A, 4.00%, 11/1/37, Continuously Callable @100	750	884
Series A, 5.00%, 11/1/38, Continuously Callable @100	350	440
Series A, 4.00%, 5/1/48, Continuously Callable @100	2,475	2,861
Virginia Housing Development Authority Revenue
Series B, 3.60%, 5/1/46, Continuously Callable @100	7,000	7,341
Series E, 2.65%, 7/1/50, Continuously Callable @100	1,640	1,661
Series I, 2.45%, 11/1/45, Continuously Callable @100	1,500	1,507
Virginia Public Building Authority Revenue, Series A, 4.00%, 8/1/30, Continuously Callable @100	4,000	4,762
Virginia Public School Authority Revenue, 5.00%, 8/1/24	10,000	11,454
Virginia Resources Authority Revenue
5.00%, 11/1/32, Continuously Callable @100	75	83
5.00%, 11/1/32, Pre-refunded 11/1/23 @ 100	955	1,061
4.00%, 11/1/41, Pre-refunded 11/1/22 @ 100	7,310	7,681
4.00%, 11/1/49, Continuously Callable @100	6,700	7,834
Series A, 4.00%, 11/1/43, Continuously Callable @100	1,445	1,758
Series A, 4.00%, 11/1/47, Continuously Callable @100	1,040	1,255

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Virginia Small Business Financing Authority Revenue
4.00%, 11/1/39, Continuously Callable @100	$2,550	$3,042
4.00%, 12/1/49, Continuously Callable @100	6,000	6,944
Series A, 4.00%, 1/1/45, Continuously Callable @103	3,000	3,409
Series A, 4.00%, 1/1/51, Continuously Callable @103	13,265	14,941
Virginia Small Business Financing Authority Revenue (LOC - Bank of America Corp.), 0.02%, 7/1/30 (a)	1,840	1,840
Virginia Small Business Financing Authority Revenue (LOC - PNC Financial Services Group), Series A, 0.03%, 7/1/42, Continuously Callable @100 (a)	9,025	9,025
Western Regional Jail Authority Revenue
5.00%, 12/1/35, Continuously Callable @100	1,540	1,868
5.00%, 12/1/35, Pre-refunded 12/1/26 @ 100	1,545	1,905
5.00%, 12/1/38, Continuously Callable @100	1,000	1,202
5.00%, 12/1/38, Pre-refunded 12/1/26 @ 100	1,000	1,233
Winchester Economic Development Authority Revenue
5.00%, 1/1/44, Continuously Callable @100	3,250	3,715
Series S, 5.00%, 1/1/44, Pre-refunded 1/1/24 @ 100	3,250	3,634
Wise County IDA Revenue, Series A, 0.75%, 10/1/40, (Put Date 9/2/25) (g)	2,500	2,509
		673,247
District of Columbia (2.9%):
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
5.00%, 10/1/53, Continuously Callable @100	4,000	4,123
4.00%, 10/1/53, Continuously Callable @100	1,500	1,705
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,500	1,876
Metropolitan Washington Airports Authority Dulles Toll Road Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 10/1/30 (f )	5,500	4,762
Washington Metropolitan Area Transit Authority Revenue
5.00%, 7/1/43, Continuously Callable @100	5,000	6,085
Series A, 4.00%, 7/15/45, Continuously Callable @100	2,500	2,974
		21,525
Guam (6.3%):
Antonio B. Won Pat International Airport Authority Revenue (INS - Assured Guaranty Municipal Corp.), Series B, 5.75%, 10/1/43, Continuously Callable @100	1,255	1,381
Guam Government Waterworks Authority Revenue
5.00%, 7/1/37, Continuously Callable @100	1,000	1,177
5.00%, 7/1/40, Continuously Callable @100	3,250	3,820
5.50%, 7/1/43, Pre-refunded 7/1/23 @ 100	4,000	4,410
Series A, 5.00%, 7/1/35, Continuously Callable @100	2,850	3,139
Series A, 5.00%, 1/1/50, Continuously Callable @100	1,000	1,225
Guam Power Authority Revenue
Series A, 5.00%, 10/1/31, Continuously Callable @100	500	554
Series A, 5.00%, 10/1/34, Continuously Callable @100	1,000	1,044
Series A, 5.00%, 10/1/40, Continuously Callable @100	4,000	4,616
Guam Power Authority Revenue (INS - Assured Guaranty Municipal Corp.)
Series A, 5.00%, 10/1/39, Continuously Callable @100	750	849
Series A, 5.00%, 10/1/44, Continuously Callable @100	1,000	1,115
Port Authority of Guam Revenue, Series A, 5.00%, 7/1/48, Continuously Callable @100	1,500	1,762
Territory of Guam Revenue
Series A, 5.00%, 11/1/27	200	243
Series A, 5.00%, 11/1/28	250	310
Series A, 5.00%, 11/1/29	250	316
Series A, 5.00%, 11/1/30	250	322
Series A, 5.00%, 11/1/35, Continuously Callable @100	1,000	1,274
Series A, 5.00%, 11/1/40, Continuously Callable @100	1,000	1,251
Series A, 5.00%, 12/1/46, Continuously Callable @100	1,250	1,420

USAA Mutual Funds Trust	Schedule of Portfolio Investments — continued
USAA Virginia Bond Fund	June 30, 2021
(Amounts in Thousands, Except for Shares)	(Unaudited)

Security Description	Principal Amount	Value
Series B-1, 5.00%, 1/1/42, Continuously Callable @100	$1,500	$1,535
Series D, 5.00%, 11/15/39, Continuously Callable @100	2,000	2,256
Series F, 5.00%, 1/1/31 (h)	500	639
Series F, 4.00%, 1/1/42, Continuously Callable @100 (h)	1,000	1,142
Territory of Guam Revenue (LOC - Barclays Bank PLC), Series 2017-XF2510, 0.23%, 12/1/46, Callable 12/1/26 @ 100 (a)(e)	10,870	10,870
		46,670
Total Municipal Bonds (Cost $701,379)		741,442

Total Investments (Cost $701,379) — 99.3%		741,442
Other assets in excess of liabilities — 0.7%		5,497
NET ASSETS - 100.00%		$746,939

(a)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.75%.
(c)	All or a portion of this security has been segregated as collateral for securities purchased on a delayed-delivered and/or when-issued basis.
(d)	Defaulted security.
(e)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of June 30, 2021, the fair value of these securities was $16,796 (thousands) and amounted to 2.2% of net assets.
(f)	Zero-coupon bond.
(g)	Put Bond.
(h)	Security or portion of security purchased on a delayed-delivery and/or when-issued basis.
(i)	Stepped-coupon security converts to coupon form on 7/15/23 with a rate of 4.88%.
(j)	Stepped-coupon security converts to coupon form on 9/01/21 with a rate of 7.50%.

Continuously callable— Investment is continuously callable or will be continuously callable on any date after the first call date until its maturity.
GO—General Obligation
IDA—Industrial Development Authority
LOC—Letter of Credit
PLC—Public Limited Company

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.

INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LIQ	Liquidity enhancement that may, under certain circumstances, provide for repayment of principal and interest upon demand from the name listed.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.
NBGA	Principal and interest payments or, under certain circumstances, underlying mortgages are guaranteed by a nonbank guarantee agreement from the name listed.